UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial Officer

PIMCO ETF Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Australia Bond Index Exchange-Traded Fund*

PIMCO Canada Bond Index Exchange-Traded Fund*

PIMCO Germany Bond Index Exchange-Traded Fund*

PIMCO Build America Bond Exchange-Traded Fund*

PIMCO Diversified Income Exchange-Traded Fund**

PIMCO Enhanced Short Maturity Exchange-Traded Fund**

PIMCO Foreign Currency Strategy Exchange-Traded Fund**

PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund**

PIMCO Intermediate Municipal Bond Exchange-Traded Fund**

PIMCO Low Duration Exchange-Traded Fund**

PIMCO Short Term Municipal Bond Exchange-Traded Fund**

PIMCO Total Return Exchange-Traded Fund**

*	The funds liquidated on October 1, 2014

**	Effective October 31, 2014, the fund names were changed from PIMCO Diversified Income Exchange-Traded Fund to PIMCO Diversified Income Active Exchange-Traded Fund, PIMCO Enhanced Short Maturity Exchange-Traded Fund was changed to PIMCO Enhanced Short Maturity Active Exchange-Traded Fund, PIMCO Foreign Currency Strategy Exchange-Traded Fund was changed to PIMCO Foreign Currency Strategy Active Exchange-Traded Fund, PIMCO Global Advantage Inflation-Linked Bond Exchange-Traded Fund was changed to PIMCO Global Advantage Inflation-Linked Bond Active Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Exchange-Traded Fund was changed to PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Low Duration Exchange-Traded Fund was changed to PIMCO Low Duration Active Exchange-Traded Fund, PIMCO Short Term Municipal Bond Exchange-Traded Fund was changed to PIMCO Short Term Municipal Bond Active Exchange-Traded Fund and PIMCO Total Return Exchange-Traded Fund was changed to PIMCO Total Return Active Exchange-Traded Fund.

Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0%
U.S. TREASURY OBLIGATIONS 99.1%
U.S. Treasury Bonds
7.250% due 05/15/2016	$2,960	$3,286
8.875% due 08/15/2017	3,000	3,668
U.S. Treasury Notes
0.250% due 09/30/2015	1,635	1,637
0.250% due 10/15/2015	6,330	6,337
0.250% due 10/31/2015	1,720	1,722
0.250% due 11/30/2015	1,040	1,041
0.250% due 12/15/2015	4,170	4,172
0.250% due 02/29/2016	3,120	3,118
0.250% due 04/15/2016	2,790	2,785
0.375% due 11/15/2015	2,080	2,084
0.375% due 03/15/2016	3,210	3,212
0.500% due 06/15/2016	6,800	6,807
0.625% due 10/15/2016	4,600	4,599
0.625% due 11/15/2016	5,635	5,628
0.625% due 02/15/2017	2,080	2,071
0.750% due 03/15/2017	3,020	3,015
0.875% due 09/15/2016	3,385	3,403
0.875% due 11/30/2016	5,210	5,229
0.875% due 12/31/2016	5,290	5,304
0.875% due 01/31/2017	5,210	5,221
0.875% due 04/15/2017	3,120	3,121
0.875% due 06/15/2017	3,000	2,993
0.875% due 07/15/2017	5,000	4,984
1.000% due 09/15/2017	4,000	3,994
1.750% due 05/31/2016	3,980	4,066
2.000% due 01/31/2016	3,305	3,381
2.000% due 04/30/2016	2,940	3,014
2.375% due 03/31/2016	3,620	3,729
2.750% due 05/31/2017	5,250	5,499
3.000% due 08/31/2016	4,240	4,437
3.125% due 04/30/2017	3,500	3,698
3.250% due 07/31/2016	5,240	5,501
4.500% due 02/15/2016	3,305	3,496

Total U.S. Treasury Obligations (Cost $126,254)		126,252

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (a) 0.9%		1,118

Total Short-Term Instruments (Cost $1,118)		1,118

Total Investments in Securities (Cost $127,372)		127,370

Total Investments 100.0% (Cost $127,372)		$127,370
Other Assets and Liabilities, net 0.0%		(32)

Net Assets 100.0%		$127,338

Notes to Schedule of Investments (amounts in thousands):

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$1,118	Freddie Mac 2.000% due 01/30/2023	$(1,144)	$1,118	$1,118

Total Repurchase Agreements						$(1,144)	$1,118	$1,118

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$126,252	$0	$126,252
Short-Term Instruments
Repurchase Agreements	$0	$1,118	$0	$1,118

Total Investments	$0	$127,370	$0	$127,370

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.4%
U.S. TREASURY OBLIGATIONS 98.6%
U.S. Treasury Bonds
7.875% due 02/15/2021	$300	$405
8.750% due 08/15/2020	285	392
U.S. Treasury Notes
0.625% due 11/30/2017	1,250	1,228
0.750% due 02/28/2018	220	216
0.875% due 07/31/2019	450	431
1.000% due 06/30/2019	265	256
1.000% due 09/30/2019	630	606
1.000% due 11/30/2019	410	393
1.125% due 03/31/2020	220	211
1.125% due 04/30/2020	360	344
1.250% due 01/31/2019	638	628
1.250% due 04/30/2019	250	245
1.250% due 02/29/2020	160	155
1.375% due 11/30/2018	184	182
1.375% due 12/31/2018	310	307
1.375% due 01/31/2020	190	185
1.375% due 05/31/2020	220	213
1.500% due 08/31/2018	280	280
1.500% due 03/31/2019	875	868
1.750% due 10/31/2018	474	478
1.750% due 10/31/2020	695	682
1.875% due 06/30/2020	160	159
2.000% due 09/30/2020	230	229
2.250% due 07/31/2018	323	332
2.250% due 03/31/2021	430	433
2.250% due 07/31/2021	400	401
2.375% due 05/31/2018	287	297
2.375% due 06/30/2018	483	500
2.375% due 12/31/2020	375	381
2.625% due 01/31/2018	300	313
2.625% due 04/30/2018	600	627
3.125% due 05/15/2021	410	435
3.375% due 11/15/2019	190	205

Total U.S. Treasury Obligations (Cost $13,143)		13,017

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (a) 0.8%		104

Total Short-Term Instruments (Cost $104)		104

Total Investments in Securities (Cost $13,247)		13,121

Total Investments 99.4% (Cost $13,247)		$13,121
Other Assets and Liabilities, net 0.6%		75

Net Assets 100.0%		$13,196

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$104	Freddie Mac 2.000% due 01/30/2023	$(107)	$104	$104

Total Repurchase Agreements						$(107)	$104	$104

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$13,017	$0	$13,017
Short-Term Instruments
Repurchase Agreements	0	104	0	104

Total Investments	$0	$13,121	$0	$13,121

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2%
U.S. TREASURY OBLIGATIONS 98.4%
U.S. Treasury Bonds
5.250% due 11/15/2028	$2,150	$2,768
5.500% due 08/15/2028	1,550	2,036
6.000% due 02/15/2026	4,340	5,797
6.125% due 08/15/2029	1,300	1,823
6.250% due 08/15/2023	6,648	8,706
6.375% due 08/15/2027	3,210	4,493
7.625% due 02/15/2025	3,390	4,983
U.S. Treasury Notes
1.625% due 08/15/2022	3,620	3,439
1.625% due 11/15/2022	18,115	17,131
1.750% due 05/15/2022	3,230	3,107
1.750% due 05/15/2023	4,905	4,651
2.000% due 11/15/2021	9,905	9,755
2.000% due 02/15/2022	6,560	6,445
2.000% due 02/15/2023	10,300	9,999
2.500% due 05/15/2024	6,430	6,437
2.750% due 11/15/2023	6,420	6,583
2.750% due 02/15/2024	7,365	7,542

Total U.S. Treasury Obligations (Cost $105,378)		105,695

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (a) 0.8%		822

Total Short-Term Instruments (Cost $822)		822

Total Investments in Securities (Cost $106,200)		106,517

Total Investments 99.2% (Cost $106,200)		$106,517
Other Assets and Liabilities, net 0.8%		809

Net Assets 100.0%		$107,326

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$822	U.S. Treasury Notes 1.500% due 02/28/2019	$(840)	$822	$822

Total Repurchase Agreements						$(840)	$822	$822

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$105,695	$0	$105,695
Short-Term Instruments
Repurchase Agreements	0	822	0	822

Total Investments	$0	$106,517	$0	$106,517

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0%
U.S. TREASURY OBLIGATIONS 100.0%
U.S. Treasury Strips
0.000% due 11/15/2039	$8,215	$3,656
0.000% due 02/15/2040	7,685	3,398
0.000% due 05/15/2040	7,849	3,441
0.000% due 08/15/2040	8,034	3,481
0.000% due 11/15/2040	7,818	3,363
0.000% due 02/15/2041	8,388	3,596
0.000% due 05/15/2041	7,518	3,187
0.000% due 08/15/2041	8,388	3,510
0.000% due 11/15/2041	7,518	3,099
0.000% due 02/15/2042	8,388	3,418
0.000% due 05/15/2042	7,285	2,937
0.000% due 08/15/2042	8,469	3,372
0.000% due 11/15/2042	7,742	3,050
0.000% due 02/15/2043	7,948	3,104
0.000% due 05/15/2043	7,979	3,085
0.000% due 08/15/2043	8,107	3,111
0.000% due 11/15/2043	7,732	2,941
0.000% due 02/15/2044	8,052	3,033
0.000% due 05/15/2044	8,252	3,083
0.000% due 08/15/2044	7,820	2,907

Total U.S. Treasury Obligations (Cost $65,589)		64,772

Total Investments in Securities (Cost $65,589)		64,772

Total Investments 100.0% (Cost $65,589)		$64,772
Other Assets and Liabilities, net 0.0%		25

Net Assets 100.0%		$64,797

Notes to Schedule of Investments (amounts in thousands):

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$64,772	$0	$64,772

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8%
U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016	$173,838	$175,943
0.125% due 04/15/2017	190,554	193,226
0.125% due 04/15/2018	215,940	217,812
0.125% due 04/15/2019	140,345	140,768
1.375% due 07/15/2018	67,119	71,363
1.625% due 01/15/2018	76,974	81,803
1.875% due 07/15/2019	75,040	81,964
2.000% due 01/15/2016	82,741	85,695
2.125% due 01/15/2019	72,249	78,997
2.375% due 01/15/2017	90,822	97,038
2.500% due 07/15/2016	94,663	100,543
2.625% due 07/15/2017	69,585	75,921

Total U.S. Treasury Obligations (Cost $1,419,539)		1,401,073

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		2,956

Total Short-Term Instruments (Cost $2,956)		2,956

Total Investments in Securities (Cost $1,422,495)		1,404,029

Total Investments 99.8% (Cost $1,422,495)		$1,404,029
Other Assets and Liabilities, net 0.2%		2,962

Net Assets 100.0%		$1,406,991

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$2,956	U.S. Treasury Notes 1.500% due 02/28/2019	$(3,016)	$2,956	$2,956

Total Repurchase Agreements						$(3,016)	$2,956	$2,956

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,401,073	$0	$1,401,073
Short-Term Instruments
Repurchase Agreements	$0	$2,956	$0	$2,956

Total Investments	$0	$1,404,029	$0	$1,404,029

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8%
U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	$15,754	$13,941
0.750% due 02/15/2042	14,564	13,367
1.375% due 02/15/2044	10,220	10,948
2.125% due 02/15/2040	9,563	11,856
2.125% due 02/15/2041	17,017	21,210
3.375% due 04/15/2032	4,196	5,843

Total U.S. Treasury Obligations (Cost $83,094)		77,165

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		119

Total Short-Term Instruments (Cost $119)		119

Total Investments in Securities (Cost $83,213)		77,284

Total Investments 99.8% (Cost $83,213)		$77,284
Other Assets and Liabilities, net 0.2%		143

Net Assets 100.0%		$77,427

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$119	U.S. Treasury Notes 1.500% due 02/28/2019	$(124)	$119	$119

Total Repurchase Agreements						$(124)	$119	$119

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$77,165	$0	$77,165
Short-Term Instruments
Repurchase Agreements	$0	$119	$0	$119

Total Investments	$0	$77,284	$0	$77,284

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7%
U.S. TREASURY OBLIGATIONS 98.9%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$6,036	$5,904
0.125% due 07/15/2022	4,932	4,819
0.125% due 01/15/2023	5,662	5,485
0.625% due 01/15/2024	7,556	7,603
0.750% due 02/15/2042	6,530	5,993
1.125% due 01/15/2021	11,883	12,478
1.375% due 01/15/2020	6,376	6,788
1.375% due 02/15/2044	3,747	4,014
1.625% due 01/15/2018	10,124	10,759
1.750% due 01/15/2028	4,466	4,982
1.875% due 07/15/2019	5,800	6,335
2.000% due 01/15/2016	1,597	1,654
2.000% due 01/15/2026	4,733	5,397
2.125% due 02/15/2040	2,140	2,653
2.375% due 01/15/2017	6,415	6,854
2.375% due 01/15/2025	7,742	9,081
2.500% due 07/15/2016	6,710	7,127
2.500% due 01/15/2029	5,864	7,169
2.625% due 07/15/2017	3,736	4,076
3.375% due 04/15/2032	2,295	3,196

Total U.S. Treasury Obligations (Cost $125,961)		122,367

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (b) 0.8%		995

Total Short-Term Instruments (Cost $995)		995

Total Investments in Securities (Cost $126,956)		123,362

Total Investments 99.7% (Cost $126,956)		$123,362
Other Assets and Liabilities, net 0.3%		353

Net Assets 100.0%		$123,715

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$995	Freddie Mac 2.000% due 01/30/2023	$(1,019)	$995	$995

Total Repurchase Agreements						$(1,019)	$995	$995

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$122,367	$0	$122,367
Short-Term Instruments
Repurchase Agreements	0	995	0	995

Total Investments	$0	$123,362	$0	$123,362

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.5%
CORPORATE BONDS & NOTES 94.4%
BANKING & FINANCE 22.5%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017	$400	$391
3.750% due 05/15/2019	10,025	9,737
Affinion Investments LLC
13.500% due 08/15/2018	3,800	3,553
AGFC Capital Trust
6.000% due 01/15/2067	1,500	1,234
Aircastle Ltd.
6.750% due 04/15/2017	10,354	11,105
Ally Financial, Inc.
2.750% due 01/30/2017	1,800	1,769
3.125% due 01/15/2016	750	754
3.250% due 09/29/2017	1,100	1,095
3.500% due 07/18/2016	12,500	12,672
3.500% due 01/27/2019	5,548	5,409
4.625% due 06/26/2015	23,400	23,784
4.750% due 09/10/2018	11,300	11,611
5.500% due 02/15/2017	37,300	38,885
6.250% due 12/01/2017	2,000	2,150
Barclays Bank PLC
7.750% due 04/10/2023	5,210	5,646
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018	16,245	17,382
CIT Group, Inc.
3.875% due 02/19/2019	150	148
4.250% due 08/15/2017	43,408	43,951
4.750% due 02/15/2015	9,003	9,110
5.000% due 05/15/2017	50,518	51,907
6.625% due 04/01/2018	675	726
ContourGlobal Power Holdings S.A.
7.125% due 06/01/2019	500	498
Credit Agricole S.A.
6.637% due 05/31/2017 (c)(e)	10,425	11,052
E*TRADE Financial Corp.
6.000% due 11/15/2017	27,520	28,483
6.375% due 11/15/2019	5,091	5,371
6.750% due 06/01/2016	1,700	1,798
Eksportfinans ASA
2.000% due 09/15/2015	26,565	26,598
2.375% due 05/25/2016	38,093	38,234
3.000% due 11/17/2014	1,100	1,104
5.500% due 05/25/2016	30,165	31,872
5.500% due 06/26/2017	1,375	1,487
General Motors Financial Co., Inc.
2.625% due 07/10/2017	5,770	5,800
2.750% due 05/15/2016	8,400	8,479
3.000% due 09/25/2017	4,925	4,980
3.250% due 05/15/2018	14,350	14,529
3.500% due 07/10/2019	3,100	3,127
4.750% due 08/15/2017	34,625	36,529
Genworth Holdings, Inc.
6.150% due 11/15/2066	750	662
HBOS PLC
6.750% due 05/21/2018	5,120	5,802
Icahn Enterprises LP
3.500% due 03/15/2017	8,695	8,630
4.875% due 03/15/2019	8,259	8,197
International Lease Finance Corp.
6.250% due 05/15/2019	5,675	6,101
6.750% due 09/01/2016	27,070	29,303
8.625% due 09/15/2015	35,315	37,393
8.750% due 03/15/2017	18,094	20,220
iStar Financial, Inc.
4.000% due 11/01/2017	3,550	3,461
5.000% due 07/01/2019	3,700	3,580
7.125% due 02/15/2018	2,975	3,094
9.000% due 06/01/2017	1,500	1,678
Nationstar Mortgage LLC
6.500% due 08/01/2018	4,300	4,311
Navient LLC
3.875% due 09/10/2015	23,284	23,560

4.875% due 06/17/2019	5,000	5,013
5.050% due 11/14/2014	17,915	17,960
5.500% due 01/15/2019	7,145	7,306
6.000% due 01/25/2017	150	157
6.250% due 01/25/2016	18,725	19,483
7.250% due 01/25/2022	500	544
8.450% due 06/15/2018	22,482	25,348
Nuveen Investments, Inc.
9.125% due 10/15/2017	9,900	10,642
Radian Group, Inc.
5.500% due 06/01/2019	2,708	2,681
Realogy Group LLC
4.500% due 04/15/2019	3,350	3,250
Resona Preferred Global Securities Cayman Ltd.
7.191% due 07/30/2015 (c)	21,120	22,123
Royal Bank of Scotland Group PLC
5.000% due 10/01/2014	24,538	24,538
5.050% due 01/08/2015	24,524	24,759
6.990% due 10/05/2017 (c)	1,500	1,720
7.648% due 09/30/2031 (c)	233	274
Societe Generale S.A.
5.922% due 04/05/2017 (c)	1,450	1,537
Sophia Holding Finance LP (9.625% Cash or 9.625% PIK)
9.625% due 12/01/2018 (a)	2,475	2,512
Springleaf Finance Corp.
5.400% due 12/01/2015	10,215	10,470
5.750% due 09/15/2016	2,000	2,080
6.900% due 12/15/2017	42,952	45,744
TMX Finance LLC
8.500% due 09/15/2018	2,850	2,850
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)(e)	8,555	9,026
WEA Finance LLC
1.750% due 09/15/2017	1,700	1,704

		870,673

INDUSTRIALS 62.8%
21st Century Oncology, Inc.
8.875% due 01/15/2017 (e)	3,750	3,872
9.875% due 04/15/2017	1,250	1,238
ADT Corp.
2.250% due 07/15/2017	2,600	2,540
3.500% due 07/15/2022	575	499
4.125% due 04/15/2019 (e)	325	319
Advanced Micro Devices, Inc.
6.750% due 03/01/2019	825	837
Affinion Group Holdings, Inc.
11.625% due 11/15/2015	1,050	971
Affinion Group, Inc.
7.875% due 12/15/2018	3,350	2,898
11.500% due 10/15/2015	1,000	973
Afren PLC
11.500% due 02/01/2016	6,750	7,130
Aguila S.A.
7.875% due 01/31/2018	16,568	16,889
Ainsworth Lumber Co. Ltd.
7.500% due 12/15/2017	720	749
Alcoa, Inc.
5.550% due 02/01/2017	6,350	6,817
5.720% due 02/23/2019	5,625	6,108
6.750% due 07/15/2018	1,075	1,217
Alere, Inc.
6.500% due 06/15/2020	2,000	2,005
7.250% due 07/01/2018	870	916
8.625% due 10/01/2018	16,892	17,441
Aleris International, Inc.
7.625% due 02/15/2018	5,900	5,966
7.875% due 11/01/2020	5,375	5,375
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018	40,410	41,622
Alpha Natural Resources, Inc.
9.750% due 04/15/2018 (e)	3,250	2,389
American Achievement Corp.
10.875% due 04/15/2016	1,350	1,340
American Airlines Group, Inc.
5.500% due 10/01/2019	4,150	4,108
Ancestry.com, Inc. (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (a)	9,531	9,579
ArcelorMittal
4.250% due 08/05/2015	30,350	30,957
5.000% due 02/25/2017	26,940	27,948
6.125% due 06/01/2018	4,450	4,728

Arch Coal, Inc.
8.000% due 01/15/2019	13,250	11,428
Ardagh Finance Holdings S.A. (8.625% PIK)
8.625% due 06/15/2019 (a)	2,700	2,727
Ashland, Inc.
3.000% due 03/15/2016	800	804
3.875% due 04/15/2018	29,959	30,184
Associated Materials LLC
9.125% due 11/01/2017	30,346	29,853
Avaya, Inc.
7.000% due 04/01/2019	4,550	4,450
Aviation Capital Group Corp.
3.875% due 09/27/2016	3,800	3,910
Barminco Finance Pty. Ltd.
9.000% due 06/01/2018	2,900	2,523
Beazer Homes USA, Inc.
8.125% due 06/15/2016	9,533	10,200
Beverage Packaging Holdings Luxembourg S.A.
5.625% due 12/15/2016	1,000	995
6.000% due 06/15/2017	6,150	6,073
BlueLine Rental Finance Corp.
7.000% due 02/01/2019	18,409	18,961
Bombardier, Inc.
4.250% due 01/15/2016	9,810	10,006
7.500% due 03/15/2018	3,000	3,292
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)	26,875	24,859
Brinker International, Inc.
2.600% due 05/15/2018	3,340	3,342
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017	27,354	28,722
Cablevision Systems Corp.
7.750% due 04/15/2018	6,000	6,525
8.625% due 09/15/2017	14,450	16,094
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018	35,110	8,295
10.000% due 12/15/2018 (e)	9,766	2,393
10.750% due 02/01/2016	11,175	3,995
11.250% due 06/01/2017	19,884	15,435
12.750% due 04/15/2018	13,650	3,549
Calcipar S.A.
6.875% due 05/01/2018	15,575	16,120
Capella Healthcare, Inc.
9.250% due 07/01/2017	11,575	12,067
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (a)	3,876	3,874
Carlson Wagonlit BV
6.875% due 06/15/2019	400	421
Case New Holland Industrial, Inc.
7.875% due 12/01/2017	27,705	30,926
CCO Holdings LLC
7.000% due 01/15/2019	4,125	4,295
7.250% due 10/30/2017	3,110	3,231
CDW LLC
8.500% due 04/01/2019	2,528	2,692
Centex Corp.
6.500% due 05/01/2016	1,025	1,099
Central Garden and Pet Co.
8.250% due 03/01/2018 (e)	8,527	8,719
Cenveo Corp.
6.000% due 08/01/2019	2,700	2,545
11.500% due 05/15/2017	1,000	1,013
Ceridian LLC
8.125% due 11/15/2017	1,300	1,305
Chesapeake Energy Corp.
6.500% due 08/15/2017	6,250	6,812
7.250% due 12/15/2018	2,900	3,320
Chrysler Group LLC
8.000% due 06/15/2019	22,265	23,740
Claire’s Stores, Inc.
8.875% due 03/15/2019 (e)	3,750	3,131
9.000% due 03/15/2019	14,075	14,427
CMA CGM S.A.
8.500% due 04/15/2017	6,300	6,520
CNH Industrial America LLC
7.250% due 01/15/2016	1,000	1,053
CNH Industrial Capital LLC
3.625% due 04/15/2018	750	737
3.875% due 11/01/2015	29,020	29,346
Commercial Metals Co.
6.500% due 07/15/2017	750	806
Community Health Systems, Inc.
5.125% due 08/15/2018	15,605	16,073

Constellation Brands, Inc.
7.250% due 09/01/2016	1,400	1,537
7.250% due 05/15/2017	24,525	27,330
8.375% due 12/15/2014	2,850	2,888
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (a)	19,825	20,184
CSC Holdings LLC
8.625% due 02/15/2019	5,375	6,183
D.R. Horton, Inc.
3.750% due 03/01/2019	275	270
4.750% due 05/15/2017	11,304	11,784
Dean Foods Co.
7.000% due 06/01/2016	18,949	20,299
Dell, Inc.
2.300% due 09/10/2015	17,596	17,728
3.100% due 04/01/2016	4,850	4,898
Diamond Foods, Inc.
7.000% due 03/15/2019	650	652
DISH DBS Corp.
4.250% due 04/01/2018	9,481	9,528
6.625% due 10/01/2014	400	400
7.125% due 02/01/2016	40,741	43,287
7.750% due 05/31/2015	100	104
DJO Finance LLC
7.750% due 04/15/2018	9,785	9,883
9.750% due 10/15/2017	2,550	2,601
9.875% due 04/15/2018	36,604	38,526
DynCorp International, Inc.
10.375% due 07/01/2017	1,000	878
Endeavour International Corp.
12.000% due 03/01/2018 (e)	2,950	2,124
Enterprise Products Operating LLC
8.375% due 08/01/2066	1,250	1,376
Essar Steel Algoma, Inc.
9.875% due 06/15/2015 ^	925	777
First Data Corp.
7.375% due 06/15/2019	10,710	11,286
Florida East Coast Holdings Corp.
6.750% due 05/01/2019	550	564
FMG Resources Pty. Ltd.
6.000% due 04/01/2017	10,540	10,652
6.875% due 02/01/2018	2,500	2,575
Forest Laboratories, Inc.
4.375% due 02/01/2019	6,400	6,744
Fresenius Medical Care U.S. Finance, Inc.
6.875% due 07/15/2017	8,335	9,210
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	17,851	18,967
General Motors Co.
3.500% due 10/02/2018	2,000	2,043
Global Ship Lease, Inc.
10.000% due 04/01/2019	500	524
GLP Capital LP
4.375% due 11/01/2018	6,190	6,314
Greif, Inc.
6.750% due 02/01/2017	12,821	13,879
Guitar Center, Inc.
6.500% due 04/15/2019	3,000	2,723
Hanson Ltd.
6.125% due 08/15/2016	12,835	13,798
Hapag-Lloyd AG
9.750% due 10/15/2017 (e)	10,680	11,214
Harvest Operations Corp.
6.875% due 10/01/2017	6,200	6,494
HCA, Inc.
3.750% due 03/15/2019	2,500	2,450
6.500% due 02/15/2016	37,306	39,031
HD Supply, Inc.
8.125% due 04/15/2019	3,598	3,904
Headwaters, Inc.
7.250% due 01/15/2019	3,275	3,406
7.625% due 04/01/2019	3,800	3,980
Hertz Corp.
4.250% due 04/01/2018	3,650	3,604
6.750% due 04/15/2019	8,050	8,352
Hexion U.S. Finance Corp.
8.875% due 02/01/2018	21,050	21,497
Hospira, Inc.
5.200% due 08/12/2020	716	772
6.050% due 03/30/2017	3,631	3,968
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	7,700	8,302
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018	4,872	5,110

Hyva Global BV
8.625% due 03/24/2016	10,200	10,391
Igloo Holdings Corp. (8.250% Cash or 9.000% PIK)
8.250% due 12/15/2017 (a)	1,200	1,220
iHeartCommunications, Inc.
10.000% due 01/15/2018	6,600	5,556
Imperial Metals Corp.
7.000% due 03/15/2019	400	378
INEOS Group Holdings S.A.
6.125% due 08/15/2018	38,430	38,478
Infor U.S., Inc.
9.375% due 04/01/2019	9,050	9,808
Intelsat Luxembourg S.A.
6.750% due 06/01/2018	28,750	29,684
Interactive Data Corp.
5.875% due 04/15/2019	8,650	8,585
inVentiv Health, Inc.
9.000% due 01/15/2018	10,825	11,285
11.000% due 08/15/2018	1,331	1,078
inVentiv Health, Inc. (10.000%Cash and 12.000% PIK)
10.000% due 08/15/2018 (a)	1,849	1,720
Jaguar Holding Co. (9.375% Cash or 10.125% PIK)
9.375% due 10/15/2017 (a)	27,051	27,389
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018	2,000	2,011
Jarden Corp.
7.500% due 05/01/2017	1,500	1,646
JC Penney Corp., Inc.
5.750% due 02/15/2018	1,000	943
6.875% due 10/15/2015 (e)	575	601
7.950% due 04/01/2017 (e)	1,250	1,306
8.125% due 10/01/2019	2,500	2,450
JMC Steel Group, Inc.
8.250% due 03/15/2018	22,415	22,723
KB Home
4.750% due 05/15/2019	7,444	7,258
6.250% due 06/15/2015	735	757
Kinder Morgan, Inc.
7.000% due 06/15/2017	11,115	12,310
Kinetic Concepts, Inc.
10.500% due 11/01/2018	25,107	27,367
Kratos Defense & Security Solutions, Inc.
7.000% due 05/15/2019	3,250	3,242
L Brands, Inc.
6.900% due 07/15/2017	4,000	4,445
8.500% due 06/15/2019	755	895
Lafarge S.A.
6.200% due 07/09/2015	1,500	1,558
6.500% due 07/15/2016	10,331	11,132
Lantheus Medical Imaging, Inc.
9.750% due 05/15/2017	500	498
Lennar Corp.
4.125% due 12/01/2018	500	498
4.750% due 12/15/2017	4,211	4,353
5.600% due 05/31/2015	10,520	10,796
12.250% due 06/01/2017	1,000	1,233
Level 3 Financing, Inc.
8.125% due 07/01/2019	14,800	15,836
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017	12,794	9,659
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018	14,120	13,732
Masco Corp.
6.125% due 10/03/2016	22,896	24,716
McClatchy Co.
9.000% due 12/15/2022	21,461	23,285
MGM Resorts International
6.625% due 07/15/2015	25,377	26,138
7.625% due 01/15/2017	16,320	17,789
10.000% due 11/01/2016	11,075	12,542
Modular Space Corp.
10.250% due 01/31/2019	800	810
Mylan, Inc.
6.000% due 11/15/2018	1,700	1,762
New Enterprise Stone & Lime Co., Inc.
11.000% due 09/01/2018	2,500	2,513
New York Times Co.
6.625% due 12/15/2016	250	276
Nokia OYJ
5.375% due 05/15/2019	5,000	5,312
Novelis, Inc.
8.375% due 12/15/2017	20,795	21,653
Numericable Group S.A.
4.875% due 05/15/2019	48,575	48,150

NXP BV
3.500% due 09/15/2016	8,300	8,341
Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016	23,319	25,068
Pacific Drilling Ltd.
7.250% due 12/01/2017	2,000	2,015
Packaging Dynamics Corp.
8.750% due 02/01/2016	1,740	1,766
Peabody Energy Corp.
6.000% due 11/15/2018	20,614	20,305
7.375% due 11/01/2016	4,150	4,420
Perstorp Holding AB
8.750% due 05/15/2017 (e)	15,565	16,265
11.000% due 08/15/2017 (e)	14,500	15,007
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (a)	24,680	25,112
PHH Corp.
7.375% due 09/01/2019	15,525	16,534
PHI, Inc.
5.250% due 03/15/2019	1,050	1,059
Pittsburgh Glass Works LLC
8.000% due 11/15/2018	26,314	28,024
PQ Corp.
8.750% due 05/01/2018	17,010	18,116
Quiksilver, Inc.
7.875% due 08/01/2018 (e)	5,350	4,815
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	1,000	1,023
7.875% due 08/15/2019	20,375	21,699
8.500% due 05/15/2018	26,480	27,440
9.875% due 08/15/2019	16,400	17,732
Rockies Express Pipeline LLC
3.900% due 04/15/2015	750	750
6.000% due 01/15/2019	8,050	8,452
6.850% due 07/15/2018	4,550	4,891
Royal Caribbean Cruises Ltd.
11.875% due 07/15/2015	1,350	1,458
RR Donnelley & Sons Co.
6.125% due 01/15/2017	98	101
7.250% due 05/15/2018	15,660	17,461
Ryerson, Inc.
9.000% due 10/15/2017	9,130	9,655
Ryland Group, Inc.
6.625% due 05/01/2020	250	266
Sabine Pass LNG LP
7.500% due 11/30/2016	45,871	48,857
Sabre Holdings Corp.
8.350% due 03/15/2016	750	812
Sanmina Corp.
4.375% due 06/01/2019	4,775	4,691
Schaeffler Finance BV
7.750% due 02/15/2017	33,730	36,850
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (a)	13,400	14,003
Sears Holdings Corp.
6.625% due 10/15/2018 (e)	10,450	9,405
Sequa Corp.
7.000% due 12/15/2017	30,068	26,234
Service Corp. International
7.000% due 06/15/2017	1,250	1,366
Sitel LLC
11.000% due 08/01/2017	2,300	2,392
11.500% due 04/01/2018	7,650	7,306
Smithfield Foods, Inc.
7.750% due 07/01/2017	12,768	14,204
SPX Corp.
6.875% due 09/01/2017	1,250	1,369
Standard Pacific Corp.
8.375% due 05/15/2018	3,000	3,420
STHI Holding Corp.
8.000% due 03/15/2018	17,809	18,455
SUPERVALU, Inc.
8.000% due 05/01/2016	6,250	6,758
T-Mobile USA, Inc.
5.250% due 09/01/2018	12,100	12,508
6.464% due 04/28/2019	20,400	21,241
Telesat Canada
6.000% due 05/15/2017	5,075	5,198
Tenet Healthcare Corp.
5.000% due 03/01/2019	16,380	16,216
5.500% due 03/01/2019	15,225	15,339
6.250% due 11/01/2018	8,000	8,530
Tervita Corp.
8.000% due 11/15/2018	3,000	3,037

Tesoro Corp.
4.250% due 10/01/2017	2,000	2,060
Thompson Creek Metals Co., Inc.
9.750% due 12/01/2017	5,050	5,517
Toll Brothers Finance Corp.
8.910% due 10/15/2017	3,300	3,844
Tops Holding Corp.
8.750% due 06/15/2018	1,000	1,005
Toys “R” Us, Inc.
7.375% due 09/01/2016 (e)	17,250	17,250
10.375% due 08/15/2017 (e)	2,000	1,650
TransUnion Holding Co., Inc.
9.625% due 06/15/2018	26,225	27,077
Travelport LLC
13.875% due 03/01/2016	1,957	1,957
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019	31,323	33,046
TRW Automotive, Inc.
7.250% due 03/15/2017	1,750	1,934
UCI International, Inc.
8.625% due 02/15/2019	2,700	2,618
United Rentals North America, Inc.
5.750% due 07/15/2018	7,000	7,332
United States Steel Corp.
6.050% due 06/01/2017	1,000	1,068
Universal Health Services, Inc.
3.750% due 08/01/2019	8,050	8,040
Univision Communications, Inc.
6.875% due 05/15/2019	5,000	5,225
USG Corp.
6.300% due 11/15/2016	23,626	25,014
9.750% due 01/15/2018	11,886	13,847
Valeant Pharmaceuticals International
6.750% due 10/01/2017	10,595	10,968
6.750% due 08/15/2018	21,308	22,533
Vander Intermediate Holding Corp. (9.750% Cash or 10.500% PIK)
9.750% due 02/01/2019 (a)	80	84
Venoco, Inc. 8.875%
due 02/15/2019 (e)	2,900	2,654
Verso Paper Holdings LLC
11.750% due 01/15/2019	7,050	6,611
Vertellus Specialties, Inc.
9.375% due 10/01/2015	2,100	2,111
Viasystems, Inc.
7.875% due 05/01/2019	1,700	1,789
Visant Corp.
10.000% due 10/01/2017	2,000	1,795
Vulcan Materials Co.
6.500% due 12/01/2016	268	291
7.000% due 06/15/2018	1,700	1,896
VWR Funding, Inc.
7.250% due 09/15/2017	18,942	19,794
Wave Holdco LLC (8.250% Cash or 9.000% PIK)
8.250% due 07/15/2019 (a)	400	412
Whiting Petroleum Corp.
5.000% due 03/15/2019	4,350	4,470
6.500% due 10/01/2018	2,175	2,243
Windstream Corp.
7.875% due 11/01/2017	9,086	10,120
Wise Metals Group LLC
8.750% due 12/15/2018	20,550	22,040

		2,426,946

UTILITIES 9.1%
AES Corp.
3.234% due 06/01/2019	4,275	4,221
7.750% due 10/15/2015	5,515	5,832
9.750% due 04/15/2016	11,851	13,155
Alcatel-Lucent USA, Inc.
4.625% due 07/01/2017	16,775	17,048
CenturyLink, Inc.
5.150% due 06/15/2017	13,020	13,703
6.000% due 04/01/2017	14,267	15,398
Cincinnati Bell, Inc.
8.750% due 03/15/2018	480	499
DPL, Inc.
6.500% due 10/15/2016	595	632
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017	8,825	8,825
EXCO Resources, Inc.
7.500% due 09/15/2018	8,059	7,737
Frontier Communications Corp.
8.125% due 10/01/2018	20,673	23,205

8.250% due 04/15/2017	8,215	9,160
GenOn Energy, Inc.
7.875% due 06/15/2017	19,183	19,615
Ipalco Enterprises, Inc.
7.250% due 04/01/2016	1,000	1,072
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016	15,552	16,067
Linn Energy LLC
6.500% due 05/15/2019	4,100	4,038
Midwest Generation LLC
8.560% due 01/02/2016	1,437	1,473
NGPL PipeCo LLC
7.119% due 12/15/2017	15,169	15,245
Niska Gas Storage Canada ULC
6.500% due 04/01/2019	4,100	3,603
NRG Energy, Inc.
7.625% due 01/15/2018	3,400	3,748
RJS Power Holdings LLC
5.125% due 07/15/2019	4,750	4,726
Sabine Oil & Gas LLC
9.750% due 02/15/2017	14,128	14,340
Sprint Communications, Inc.
6.000% due 12/01/2016	55,640	58,631
8.375% due 08/15/2017	2,000	2,242
9.000% due 11/15/2018	35,785	41,466
Talos Production LLC
9.750% due 02/15/2018	400	414
Telecom Italia Capital S.A.
5.250% due 10/01/2015	4,500	4,641
6.999% due 06/04/2018	36,321	41,043
Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015 ^	7,375	916

		352,695

Total Corporate Bonds & Notes (Cost $3,723,446)		3,650,314

U.S. GOVERNMENT AGENCIES 0.9%
Fannie Mae
5.000% due 04/15/2015	33,100	33,977

Total U.S. Government Agencies (Cost $33,965)		33,977

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Notes
0.250% due 01/15/2015	23,100	23,115
0.250% due 01/31/2015	8,400	8,406
0.250% due 02/28/2015	17,400	17,416
0.250% due 03/31/2015	7,800	7,808
0.375% due 11/15/2014	4,800	4,802
0.375% due 06/30/2015	800	802

Total U.S. Treasury Obligations (Cost $62,331)		62,349

SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS (f) 0.0%		1,055

SHORT-TERM NOTES 1.2%
Federal Home Loan Bank
0.100% due 03/09/2015	47,700	47,697

U.S. TREASURY BILLS 0.4%
0.031% due 01/02/2015 - 02/12/2015 (b)(h)	14,267	14,266

Total Short-Term Instruments (Cost $63,017)		63,018

Total Investments in Securities (Cost $3,882,759)		3,809,658

	SHARES
INVESTMENTS IN AFFILIATES 1.9%
SHORT-TERM INSTRUMENTS 1.9%
MUTUAL FUNDS 1.9%
PIMCO Money Market Fund (d)(e)	71,638,503	71,639

Total Short-Term Instruments (Cost $71,639)	71,639

Total Investments in Affiliates (Cost $71,639)	71,639

Total Investments 100.4% (Cost $3,954,398)	$3,881,297
Financial Derivative Instruments (g) 0.0% (Cost or Premiums, net $0)	1,729
Other Assets and Liabilities, net (0.4%)	(15,461)

Net Assets 100.0%	$3,867,565

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Institutional Class Shares of each Fund.

(e)	Securities with an aggregate market value of $70,228 were out on loan in exchange for $71,639 of cash collateral as of September 30, 2014. The collateral was invested in the PIMCO Money Market Fund.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$1,055	Fannie Mae 2.260% due 10/17/2022	$(1,077)	$1,055	$1,055

Total Repurchase Agreements						$(1,077)	$1,055	$1,055

(1)	Includes accrued interest.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-20 5-Year Index	5.000%	06/20/2018	$70,983	$5,305	$1,769	$339	$0
CDX.HY-21 5-Year Index	5.000%	12/20/2018	33,363	2,323	(35)	202	0
CDX.HY-22 5-Year Index	5.000%	06/20/2019	195,030	11,894	(3,252)	1,188	0

Total Swap Agreements				$19,522	$(1,518)	$1,729	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Securities with an aggregate market value of $14,193 and cash of $428 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$870,673	$0	$870,673
Industrials	0	2,426,946	0	2,426,946
Utilities	0	351,222	1,473	352,695
U.S. Government Agencies	0	33,977	0	33,977
U.S. Treasury Obligations	0	62,349	0	62,349
Short-Term Instruments
Repurchase Agreements	0	1,055	0	1,055
Short-Term Notes	0	47,697	0	47,697
U.S. Treasury Bills	0	14,266	0	14,266
	$0	$3,808,185	$1,473	$3,809,658

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	$71,639	$0	$0	$71,639

Total Investments	$71,639	$3,808,185	$1,473	$3,881,297

Financial Derivative Instruments - Assets

Exchange-traded or centrally cleared	$0	$1,729	$0	$1,729

Totals	$71,639	$3,809,914	$1,473	$3,883,026

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5%
CORPORATE BONDS & NOTES 90.6%
BANKING & FINANCE 31.6%
ACE INA Holdings, Inc.
3.350% due 05/15/2024	$1,000	$1,000
American Express Co.
2.650% due 12/02/2022	850	821
American Honda Finance Corp.
2.600% due 09/20/2016	1,005	1,039
American International Group, Inc.
5.850% due 01/16/2018	1,540	1,734
American Tower Corp.
4.500% due 01/15/2018	770	821
Aon PLC
4.600% due 06/14/2044	500	500
Banco do Brasil S.A.
6.000% due 01/22/2020	725	800
Banco Santander Brasil S.A.
4.625% due 02/13/2017	1,000	1,049
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander
4.125% due 11/09/2022	700	705
Bank of America Corp.
3.875% due 03/22/2017	250	263
4.000% due 04/01/2024	550	557
5.625% due 07/01/2020	100	113
6.875% due 04/25/2018	1,275	1,472
7.750% due 05/14/2038	425	575
Bank of New York Mellon Corp.
1.969% due 06/20/2017	150	152
Bank of Nova Scotia
3.400% due 01/22/2015	1,025	1,035
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.350% due 02/23/2017	450	461
Barclays Bank PLC
3.750% due 05/15/2024	1,000	996
6.050% due 12/04/2017	700	779
Bear Stearns Cos. LLC
5.300% due 10/30/2015	300	315
Berkshire Hathaway Finance Corp.
5.750% due 01/15/2040	300	364
BM&FBovespa S.A.
5.500% due 07/16/2020	500	546
BNP Paribas S.A.
3.600% due 02/23/2016	990	1,026
Boeing Capital Corp.
3.250% due 10/27/2014	85	85
Boston Properties LP
3.800% due 02/01/2024	600	603
BPCE S.A.
5.700% due 10/22/2023	300	320
Capital One Financial Corp.
4.750% due 07/15/2021	825	898
Citigroup, Inc.
1.700% due 07/25/2016	500	505
5.375% due 08/09/2020	10	11
5.500% due 02/15/2017	75	81
6.010% due 01/15/2015	202	205
8.500% due 05/22/2019	675	845
CME Group, Inc.
3.000% due 09/15/2022	925	924
Compass Bank
6.400% due 10/01/2017	1,000	1,102
Credit Agricole S.A.
8.125% due 09/19/2033	850	947
Deutsche Bank AG
3.250% due 01/11/2016	575	593
Duke Realty LP
3.875% due 10/15/2022	250	253
Essex Portfolio LP
3.250% due 05/01/2023	1,000	970
Fidelity National Financial, Inc.
5.500% due 09/01/2022	700	762
Ford Motor Credit Co. LLC
5.875% due 08/02/2021	1,725	1,987

General Electric Capital Corp.
2.300% due 04/27/2017	250	257
3.100% due 01/09/2023	75	74
5.500% due 01/08/2020	2,260	2,594
Goldman Sachs Group, Inc.
5.750% due 01/24/2022	950	1,082
6.150% due 04/01/2018	1,000	1,128
HCP, Inc.
3.875% due 08/15/2024	1,000	982
Hospitality Properties Trust
5.000% due 08/15/2022	600	633
HSBC Bank USA N.A.
4.875% due 08/24/2020	1,735	1,920
HSBC Holdings PLC
6.500% due 09/15/2037	1,000	1,234
ING Bank NV
4.000% due 03/15/2016	600	626
Intercontinental Exchange, Inc.
2.500% due 10/15/2018	1,000	1,017
Intesa Sanpaolo SpA
3.125% due 01/15/2016	750	768
Itau Unibanco Holding S.A.
5.650% due 03/19/2022	625	630
John Deere Capital Corp.
2.950% due 03/09/2015	100	101
3.900% due 07/12/2021	275	295
5.750% due 09/10/2018	200	228
JPMorgan Chase & Co.
3.625% due 05/13/2024	1,300	1,300
5.400% due 01/06/2042	700	798
JPMorgan Chase Bank N.A.
5.875% due 06/13/2016	1,355	1,464
Kilroy Realty LP
3.800% due 01/15/2023	500	502
LeasePlan Corp. NV
3.000% due 10/23/2017	425	436
Lloyds Bank PLC
5.800% due 01/13/2020	400	462
Macquarie Bank Ltd.
6.625% due 04/07/2021	230	263
MetLife, Inc.
5.700% due 06/15/2035	725	871
5.875% due 02/06/2041	685	808
Moody’s Corp.
5.500% due 09/01/2020	300	338
Morgan Stanley
5.500% due 07/24/2020	350	394
7.300% due 05/13/2019	1,530	1,827
MUFG Capital Finance Ltd.
6.346% due 07/25/2016 (a)	575	617
MUFG Union Bank N.A.
1.500% due 09/26/2016	475	479
National City Corp.
6.875% due 05/15/2019	500	593
PNC Bank N.A.
3.800% due 07/25/2023	450	463
Prudential Financial, Inc.
4.750% due 09/17/2015	1,475	1,534
Rabobank Group
3.875% due 02/08/2022	750	792
5.250% due 05/24/2041	810	912
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022	600	603
Simon Property Group LP
5.650% due 02/01/2020	100	115
Sumitomo Life Insurance Co.
6.500% due 09/20/2073	500	573
Sumitomo Mitsui Banking Corp.
3.200% due 07/18/2022	850	855
U.S. Bancorp
2.950% due 07/15/2022	300	292
UBS AG
5.750% due 04/25/2018	600	677
Ventas Realty LP
4.000% due 04/30/2019	250	266
Wells Fargo & Co.
4.125% due 08/15/2023	1,075	1,113
Wells Fargo Bank N.A.
6.600% due 01/15/2038	575	771
Weyerhaeuser Co.
7.375% due 03/15/2032	1,200	1,595

WR Berkley Corp.
4.625% due 03/15/2022	450	482

		63,978

INDUSTRIALS 43.2%
21st Century Fox America, Inc.
6.400% due 12/15/2035	700	871
AbbVie, Inc.
2.900% due 11/06/2022	1,200	1,150
Actavis, Inc.
3.250% due 10/01/2022	700	677
Altria Group, Inc.
2.950% due 05/02/2023	650	621
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	655	768
Amgen, Inc.
3.450% due 10/01/2020	970	1,006
3.625% due 05/22/2024	500	497
6.150% due 06/01/2018	200	228
Anadarko Petroleum Corp.
6.375% due 09/15/2017	900	1,019
Anglo American Capital PLC
2.625% due 09/27/2017	725	738
Anheuser-Busch Cos. LLC
5.500% due 01/15/2018	500	557
Anheuser-Busch InBev Worldwide, Inc.
7.750% due 01/15/2019	825	997
Apple, Inc.
3.450% due 05/06/2024	300	303
Barrick PD Australia Finance Pty. Ltd.
4.950% due 01/15/2020	800	868
BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019	575	680
Boeing Co.
3.500% due 02/15/2015	475	481
Boston Scientific Corp.
2.650% due 10/01/2018	1,300	1,314
Bunge Ltd. Finance Corp.
4.100% due 03/15/2016	500	522
Burlington Northern Santa Fe LLC
5.400% due 06/01/2041	815	920
Caterpillar, Inc.
3.803% due 08/15/2042	1,003	934
Cenovus Energy, Inc.
6.750% due 11/15/2039	260	332
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	705	772
China Resources Gas Group Ltd.
4.500% due 04/05/2022	1,000	1,036
Cigna Corp.
5.375% due 02/15/2042	500	553
CNOOC Finance Ltd.
3.875% due 05/02/2022	1,175	1,179
CNPC General Capital Ltd.
1.450% due 04/16/2016	1,000	1,001
Coca-Cola Co.
1.650% due 03/14/2018	250	251
Coca-Cola Enterprises, Inc.
2.000% due 08/19/2016	930	945
Comcast Corp.
3.600% due 03/01/2024	1,000	1,020
6.950% due 08/15/2037	800	1,082
ConAgra Foods, Inc.
2.100% due 03/15/2018	230	230
Continental Resources, Inc.
4.500% due 04/15/2023	300	311
Corning, Inc.
5.750% due 08/15/2040	285	335
Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022	625	601
COX Communications, Inc.
3.250% due 12/15/2022	675	657
CSX Corp.
6.220% due 04/30/2040	275	345
Deutsche Telekom International Finance BV
3.125% due 04/11/2016	250	258
Devon Energy Corp.
3.250% due 05/15/2022	275	274
Diageo Capital PLC
5.875% due 09/30/2036	1,050	1,292
DIRECTV Holdings LLC
3.125% due 02/15/2016	900	926

Discovery Communications LLC
5.050% due 06/01/2020	250	278
Dow Chemical Co.
5.250% due 11/15/2041	650	677
Eli Lilly & Co.
5.950% due 11/15/2037	630	803
Encana Corp.
5.150% due 11/15/2041	630	665
Energy Transfer Partners LP
4.650% due 06/01/2021	1,100	1,170
Ensco PLC
4.700% due 03/15/2021	540	568
Enterprise Products Operating LLC
5.200% due 09/01/2020	825	928
Exxon Mobil Corp.
3.176% due 03/15/2024	1,000	1,021
Freeport-McMoRan, Inc.
3.550% due 03/01/2022	75	73
General Electric Co.
4.125% due 10/09/2042	1,000	998
Gilead Sciences, Inc.
4.400% due 12/01/2021	825	898
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/2023	1,225	1,182
Glencore Finance Canada Ltd.
4.250% due 10/25/2022	1,750	1,757
GTL Trade Finance, Inc.
5.893% due 04/29/2024	1,000	1,014
Hewlett-Packard Co.
2.125% due 09/13/2015	1,360	1,379
Home Depot, Inc.
5.400% due 03/01/2016	255	272
Hutchison Whampoa International Ltd.
7.450% due 11/24/2033	600	852
Imperial Tobacco Finance PLC
3.500% due 02/11/2023	750	735
International Business Machines Corp.
4.000% due 06/20/2042	692	666
5.600% due 11/30/2039	29	35
Johnson & Johnson
5.550% due 08/15/2017	625	703
KazMunayGas National Co. JSC
7.000% due 05/05/2020	1,125	1,257
Kinder Morgan Energy Partners LP
3.950% due 09/01/2022	1,000	995
5.300% due 09/15/2020	1,060	1,168
Kraft Foods Group, Inc.
6.125% due 08/23/2018	625	718
Kroger Co.
6.150% due 01/15/2020	700	815
L-3 Communications Corp.
4.750% due 07/15/2020	630	681
Lockheed Martin Corp.
4.250% due 11/15/2019	785	858
Lowe’s Cos., Inc.
4.650% due 04/15/2042	1,000	1,044
Marriott International, Inc.
6.200% due 06/15/2016	100	108
Medtronic, Inc.
4.450% due 03/15/2020	250	275
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	1,160	1,308
Microsoft Corp.
1.625% due 09/25/2015	660	669
Mylan, Inc.
3.125% due 01/15/2023	1,100	1,053
Noble Holding International Ltd.
4.900% due 08/01/2020	100	106
Norfolk Southern Corp.
3.250% due 12/01/2021	100	102
Novartis Capital Corp.
2.900% due 04/24/2015	160	162
ONEOK Partners LP
3.200% due 09/15/2018	600	623
5.000% due 09/15/2023	250	271
PepsiCo, Inc.
3.100% due 01/15/2015	300	302
5.500% due 01/15/2040	500	591
Petrobras International Finance Co. S.A.
5.750% due 01/20/2020	600	629
6.875% due 01/20/2040	645	673
Pfizer, Inc.
6.200% due 03/15/2019	1,550	1,814

Philip Morris International, Inc.
3.600% due 11/15/2023	1,050	1,066
5.650% due 05/16/2018	325	368
Pioneer Natural Resources Co.
6.875% due 05/01/2018	200	231
7.500% due 01/15/2020	700	852
Procter & Gamble Co.
3.500% due 02/15/2015	1,030	1,042
Republic Services, Inc.
5.250% due 11/15/2021	320	363
Reynolds American, Inc.
4.850% due 09/15/2023	625	667
Rio Tinto Finance USA Ltd.
3.750% due 09/20/2021	275	286
Roche Holdings, Inc.
6.000% due 03/01/2019	576	668
Rogers Communications, Inc.
6.800% due 08/15/2018	905	1,061
SABMiller Holdings, Inc.
1.850% due 01/15/2015	650	653
Santander Drive Auto Receivables Trust
4.125% due 02/09/2016	100	104
Southern Copper Corp.
6.750% due 04/16/2040	875	981
Southwestern Energy Co.
4.100% due 03/15/2022	850	874
Statoil ASA
3.125% due 08/17/2017	300	315
Target Corp.
3.875% due 07/15/2020	250	268
Teck Resources Ltd.
4.750% due 01/15/2022	900	927
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015	200	203
5.462% due 02/16/2021	725	809
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	1,100	1,078
Time Warner Cable, Inc.
5.000% due 02/01/2020	600	668
Time Warner, Inc.
3.400% due 06/15/2022	600	602
4.750% due 03/29/2021	500	546
Total Capital S.A.
3.000% due 06/24/2015	905	923
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	215	227
Transocean, Inc.
4.950% due 11/15/2015	300	312
6.500% due 11/15/2020	180	192
Union Pacific Corp.
4.750% due 09/15/2041	775	840
United Technologies Corp.
3.100% due 06/01/2022	825	826
UnitedHealth Group, Inc.
6.875% due 02/15/2038	465	639
Vale Overseas Ltd.
6.875% due 11/21/2036	815	923
Viacom, Inc.
4.250% due 09/01/2023	1,700	1,755
Wal-Mart Stores, Inc.
2.250% due 07/08/2015	100	102
5.625% due 04/15/2041	100	122
6.200% due 04/15/2038	1,025	1,313
Walt Disney Co.
0.875% due 12/01/2014	625	626
Weatherford International Ltd.
5.125% due 09/15/2020	730	797
WellPoint, Inc.
3.125% due 05/15/2022	675	668
Whirlpool Corp.
3.700% due 03/01/2023	250	252
5.150% due 03/01/2043	300	319
Williams Partners LP
5.400% due 03/04/2044	500	532

		87,447

UTILITIES 15.8%
American Water Capital Corp.
3.850% due 03/01/2024	1,000	1,042
Appalachian Power Co.
7.000% due 04/01/2038	750	1,020
AT&T, Inc.
2.500% due 08/15/2015	73	74

6.300% due 01/15/2038	675	801
Atmos Energy Corp.
4.150% due 01/15/2043	450	450
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	490	608
BG Energy Capital PLC
5.125% due 10/15/2041	815	890
BP Capital Markets PLC
3.245% due 05/06/2022	125	124
4.500% due 10/01/2020	300	328
Commonwealth Edison Co.
4.000% due 08/01/2020	870	938
Consumers Energy Co.
2.850% due 05/15/2022	635	634
Dominion Resources, Inc.
4.450% due 03/15/2021	1,120	1,216
Duke Energy Corp.
3.950% due 10/15/2023	400	417
E.ON International Finance BV
5.800% due 04/30/2018	745	842
Electricite de France S.A.
4.600% due 01/27/2020	300	332
4.875% due 01/22/2044	1,000	1,061
Enel Finance International NV
6.250% due 09/15/2017	340	382
Entergy Corp.
5.125% due 09/15/2020	300	330
Exelon Generation Co. LLC
6.200% due 10/01/2017	100	113
FirstEnergy Corp.
7.375% due 11/15/2031	410	486
Florida Power & Light Co.
4.125% due 02/01/2042	700	706
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028	500	447
5.092% due 11/29/2015	780	795
Kentucky Utilities Co.
5.125% due 11/01/2040	1,100	1,279
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	1,000	975
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016	1,000	1,020
Pacific Gas & Electric Co.
3.500% due 10/01/2020	330	344
5.800% due 03/01/2037	855	1,030
Pennsylvania Electric Co.
5.200% due 04/01/2020	70	77
Petrobras Global Finance BV
6.250% due 03/17/2024	1,000	1,048
Petroleos Mexicanos
4.875% due 01/24/2022	1,825	1,944
5.750% due 03/01/2018	770	855
Plains All American Pipeline LP
5.150% due 06/01/2042	700	749
Progress Energy, Inc.
4.400% due 01/15/2021	805	880
Rosneft Finance S.A.
7.500% due 07/18/2016	850	888
Sempra Energy
2.300% due 04/01/2017	625	638
Shell International Finance BV
3.100% due 06/28/2015	595	607
4.375% due 03/25/2020	230	254
6.375% due 12/15/2038	450	592
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024	1,000	1,029
Southern California Edison Co.
3.875% due 06/01/2021	750	810
Southern Power Co.
5.150% due 09/15/2041	465	511
Southwestern Public Service Co.
6.000% due 10/01/2036	500	613
Verizon Communications, Inc.
4.862% due 08/21/2046	98	99
6.400% due 09/15/2033	600	731
6.400% due 02/15/2038	50	61
8.750% due 11/01/2018	41	51
Vodafone Group PLC
2.500% due 09/26/2022	700	649

4.375% due 03/16/2021	210	225

		31,995

Total Corporate Bonds & Notes (Cost $179,265)		183,420

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
0.250% due 02/28/2015 (d)	100	100
0.250% due 03/31/2015 (d)	100	100

Total U.S. Treasury Obligations (Cost $200)		200

SHORT-TERM INSTRUMENTS 8.8%
REPURCHASE AGREEMENTS (b) 8.8%		17,866

Total Short-Term Instruments (Cost $17,866)		17,866

Total Investments in Securities (Cost $197,331)		201,486

Total Investments 99.5% (Cost $197,331)		$201,486
Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $0)		5
Other Assets and Liabilities, net 0.5%		1,021

Net Assets 100.0%		$202,512

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.000%	09/30/2014	10/01/2014	$2,700	U.S. Treasury Notes 2.125% due 06/30/2021	$(2,751)	$2,700	$2,700
DEU	0.000%	09/30/2014	10/01/2014	3,400	U.S. Treasury Bonds 3.750% due 11/15/2043	(3,455)	3,400	3,400
FOB	0.000%	09/30/2014	10/01/2014	3,200	U.S. Treasury Notes 1.750% due 07/31/2015	(3,269)	3,200	3,200
JPS	0.000%	09/30/2014	10/01/2014	8,000	Federal Farm Credit Bank 0.184% due 05/15/2017	(2,047)	8,000	8,000
					U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029	(6,133)
SSB	0.000%	09/30/2014	10/01/2014	566	U.S. Treasury Notes 1.500% due 02/28/2019	(581)	566	566

Total Repurchase Agreements						$(18,236)	$17,866	$17,866

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond December Futures	Long	12/2014	56	$(91)	$0	$(23)

Total Futures Contracts				$(91)	$0	$(23)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$24,000	$391	$(84)	$28	$0

Total Swap Agreements				$391	$(84)	$28	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Securities with an aggregate market value of $582 and cash of $48 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$63,978	$0	$63,978
Industrials	0	87,447	0	87,447
Utilities	0	31,995	0	31,995
U.S. Treasury Obligations	0	200	0	200
Short-Term Instruments
Repurchase Agreements	0	17,866	0	17,866

Total Investments	$0	$201,486	$0	$201,486

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$28	$0	$28

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(23)	$0	$0	$(23)

Totals	$(23)	$201,514	$0	$201,491

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Australia Bond Index Exchange-Traded Fund

September 30, 2014 (Unaudited)

MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0%
SHORT-TERM INSTRUMENTS 100.0%
REPURCHASE AGREEMENTS (a) 100.0%	$21,379

Total Short-Term Instruments (Cost $21,379)	21,379

Total Investments in Securities (Cost $21,379)	21,379

Total Investments 100.0% (Cost $21,379)	$21,379
Other Assets and Liabilities, net 0.0%	(9)

Net Assets 100.0%	$21,370

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$21,379	U.S. Treasury Notes 1.500% due 02/28/2019	$(21,811)	$21,379	$21,379

Total Repurchase Agreements						$(21,811)	$21,379	$21,379

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$21,379	$0	$21,379

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Canada Bond Index Exchange-Traded Fund

September 30, 2014 (Unaudited)

MARKET VALUE (000s)
Other Assets and Liabilities, net 100.0%	$17,185

Net Assets 100.0%	$17,185

See Accompanying Notes

Schedule of Investments

PIMCO Germany Bond Index Exchange-Traded Fund

September 30, 2014 (Unaudited)

MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0%
SHORT-TERM INSTRUMENTS 100.0%
REPURCHASE AGREEMENTS (a) 100.0%	$3,011

Total Short-Term Instruments (Cost $3,011)	3,011

Total Investments in Securities (Cost $3,011)	3,011

Total Investments 100.0% (Cost $3,011)	$3,011
Other Assets and Liabilities, net (0.0%)	(1)

Net Assets 100.0%	$3,010

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$3,011	Fannie Mae 2.260% due 10/17/2022	$(3,072)	$3,011	$3,011

Total Repurchase Agreements						$(3,072)	$3,011	$3,011

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$3,011	$0	$3,011

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Build America Bond Exchange-Traded Fund

September 30, 2014 (Unaudited)

MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0%
SHORT-TERM INSTRUMENTS 100.0%
REPURCHASE AGREEMENTS (a) 100.0%	21,292

Total Short-Term Instruments (Cost $21,292)	21,292

Total Investments in Securities (Cost $21,292)	21,292

Total Investments 100.0% (Cost $21,292)	$21,292
Other Assets and Liabilities, net 0.0%	(9)

Net Assets 100.0%	$21,283

Notes to Schedule of Investments (amounts in thousands):

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$21,292	U.S. Treasury Notes 1.500% due 02/28/2019	$(21,722)	$21,292	$21,292

Total Repurchase Agreements						$(21,722)	$21,292	$21,292

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$21,292	$0	$21,292

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Exchange-Traded Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5%
BANK LOAN OBLIGATIONS 1.1%
Amaya Holdings B.V.
5.000% due 08/01/2021		$100	$99
Dynegy Holdings, Inc.
TBD% due 09/15/2015		100	99
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		300	299

Total Bank Loan Obligations (Cost $496)			497

CORPORATE BONDS & NOTES 72.8%
BANKING & FINANCE 29.3%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		150	146
4.500% due 05/15/2021		150	146
Ally Financial, Inc.
7.500% due 09/15/2020		700	808
Banco Espirito Santo S.A.
5.000% due 05/14/2019	EUR	200	242
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander
4.125% due 11/09/2022		$1,400	1,410
Bank of America Corp.
3.300% due 01/11/2023		700	684
Barclays Bank PLC
7.750% due 04/10/2023		400	434
Barclays PLC
8.250% due 12/15/2018 (c)		400	411
BES Investimento do Brasil S.A. Banco de Investimento
5.625% due 03/25/2015		100	99
BPCE S.A.
4.625% due 07/11/2024		200	196
Credit Agricole S.A.
8.125% due 09/19/2033		200	223
Credit Suisse
6.500% due 08/08/2023		200	218
Crown Castle International Corp.
5.250% due 01/15/2023		200	199
Denali Borrower LLC
5.625% due 10/15/2020		200	206
EDC Finance Ltd.
4.875% due 04/17/2020		500	453
Fiat Finance & Trade S.A.
7.750% due 10/17/2016	EUR	200	278
Hockey Merger Sub, Inc.
7.875% due 10/01/2021		$200	206
HSBC Finance Corp.
6.676% due 01/15/2021		1,000	1,174
Hypo Alpe-Adria-Bank International AG
4.250% due 10/31/2016	EUR	200	192
4.375% due 01/24/2017		100	96
Intesa Sanpaolo SpA
6.500% due 02/24/2021		$300	346
iStar Financial, Inc.
5.000% due 07/01/2019		100	97
KBC Bank NV
8.000% due 01/25/2023		200	222
LBG Capital PLC
15.000% due 12/21/2019	GBP	200	460
Navient LLC
8.450% due 06/15/2018		$800	902
Rabobank Group
8.400% due 06/29/2017 (c)		550	607
Rio Oil Finance Trust
6.250% due 07/06/2024		300	310
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		400	402
UBS AG
7.625% due 08/17/2022		250	291
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	500	840
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		$200	191

WEA Finance LLC
2.700% due 09/17/2019		200	201

			12,690

INDUSTRIALS 26.1%
Activision Blizzard, Inc.
6.125% due 09/15/2023		200	213
ADT Corp.
4.875% due 07/15/2042		140	117
California Resources Corp.
5.000% due 01/15/2020 (a)		100	102
5.500% due 09/15/2021 (a)		100	102
6.000% due 11/15/2024 (a)		100	103
CNOOC Finance Ltd.
3.875% due 05/02/2022		400	402
Columbus International, Inc.
7.375% due 03/30/2021		400	417
Community Health Systems, Inc.
6.875% due 02/01/2022		800	838
CONSOL Energy, Inc.
5.875% due 04/15/2022		100	99
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		486	497
DISH DBS Corp.
7.875% due 09/01/2019		800	906
Ecopetrol S.A.
5.875% due 09/18/2023		100	111
7.625% due 07/23/2019		800	954
Endo Finance LLC & Endo Finco, Inc.
5.375% due 01/15/2023		100	96
ENTEL Chile S.A.
4.875% due 10/30/2024		400	411
GTL Trade Finance, Inc.
5.893% due 04/29/2024		500	507
HCA, Inc.
6.500% due 02/15/2020		900	984
KazMunayGas National Co. JSC
9.125% due 07/02/2018		100	117
MCE Finance Ltd.
5.000% due 02/15/2021		200	193
Numericable Group S.A.
6.250% due 05/15/2024		300	300
Petrobras International Finance Co. S.A.
5.375% due 01/27/2021		500	507
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		2,200	1,102
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		200	203
5.750% due 05/15/2024		100	102
Sibur Securities Ltd.
3.914% due 01/31/2018		200	184
Tenet Healthcare Corp.
5.000% due 03/01/2019		200	198
Tesoro Logistics LP
6.125% due 10/15/2021		200	207
Tullow Oil PLC
6.000% due 11/01/2020		400	402
Vedanta Resources PLC
6.000% due 01/31/2019		200	203
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		200	207
Whiting Petroleum Corp.
5.000% due 03/15/2019		100	103
Wind Acquisition Finance S.A.
7.375% due 04/23/2021		200	201
Zhaikmunai LLP
7.125% due 11/13/2019		200	210

			11,298

UTILITIES 17.4%
BG Energy Capital PLC
6.500% due 11/30/2072		200	218
CenturyLink, Inc.
5.625% due 04/01/2020		200	207
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		200	203
Electricite de France S.A.
5.250% due 01/29/2023 (c)		300	306
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		400	409
Koninklijke KPN NV
6.125% due 09/14/2018 (c)	EUR	100	133

Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		$300	263
Petrobras Global Finance BV
6.250% due 03/17/2024		200	210
7.250% due 03/17/2044		400	434
Petroleos Mexicanos
4.875% due 01/24/2022		900	958
6.375% due 01/23/2045		300	340
RWE AG
7.000% due 03/20/2019 (c)	GBP	100	175
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		$200	206
Sprint Capital Corp.
8.750% due 03/15/2032		1,200	1,315
SSE PLC
5.625% due 10/01/2017 (c)	EUR	100	138
5.625% due 10/01/2017 (c)		$200	211
Targa Resources Partners LP
4.250% due 11/15/2023		200	193
Verizon Communications, Inc.
6.550% due 09/15/2043		1,000	1,251
VimpelCom Holdings BV
5.950% due 02/13/2023		400	369

			7,539

Total Corporate Bonds & Notes (Cost $31,830)			31,527

MUNICIPAL BONDS & NOTES 2.1%
IOWA 0.5%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		200	201

OHIO 0.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047		400	337

TEXAS 0.8%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		350	350

Total Municipal Bonds & Notes (Cost $890)			888

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Notes
0.084% due 04/30/2016		200	200

Total U.S. Treasury Obligations (Cost $200)			200

MORTGAGE-BACKED SECURITIES 0.7%
Lehman Mortgage Trust ^
6.000% due 07/25/2036		373	301

Total Mortgage-Backed Securities (Cost $301)			301

ASSET-BACKED SECURITIES 2.3%
Accredited Mortgage Loan Trust
0.415% due 09/25/2036		400	337
Asset-Backed Funding Certificates Trust
0.375% due 01/25/2037		172	110
Countrywide Asset-Backed Certificates
0.515% due 02/25/2036		148	139
0.735% due 11/25/2035		100	90
JPMorgan Mortgage Acquisition Trust
0.395% due 08/25/2036		100	82
Residential Asset Securities Corp. Trust
0.555% due 02/25/2036		300	239

Total Asset-Backed Securities (Cost $970)			997

SOVEREIGN ISSUES 13.7%
Brazil Government International Bond
4.875% due 01/22/2021		1,400	1,495
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	600	223
10.000% due 01/01/2025		400	143
Indonesia Government International Bond
8.500% due 10/12/2035		$1,000	1,357
Mexico Government International Bond
3.625% due 03/15/2022		400	408
Morocco Government International Bond
4.500% due 10/05/2020	EUR	100	139

Panama Government International Bond
6.700% due 01/26/2036		$100	123
Poland Government International Bond
5.000% due 03/23/2022		600	661
Republic of Germany
2.500% due 08/15/2046	EUR	600	871
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	4,000	35
South Africa Government International Bond
3.750% due 07/24/2026	EUR	200	266
Turkey Government International Bond
5.750% due 03/22/2024		$200	213

Total Sovereign Issues (Cost $5,916)			5,934

	SHARES
COMMON STOCKS 2.5%
CONSUMER DISCRETIONARY 0.6%
Melco Crown Entertainment Ltd. - ADR		4,214	111
Wynn Resorts Ltd.		672	125

			236

ENERGY 1.2%
Cheniere Energy Partners LP Holdings LLC		8,550	209
ONEOK, Inc.		2,680	176
Seadrill Ltd.		1,750	47
Seadrill Partners LLC		2,830	88

			520

FINANCIALS 0.5%
Barclays PLC		56,360	208

INDUSTRIALS 0.2%
USG Corp. (b)		3,710	102

Total Common Stocks (Cost $1,151)			1,066

PREFERRED SECURITIES 0.0%
UTILITIES 0.0%
Entergy Texas, Inc.
5.625% due 06/01/2064		100	2

Total Preferred Securities (Cost $3)			2

REAL ESTATE INVESTMENT TRUSTS 0.7%
FINANCIALS 0.7%
American Realty Capital Properties, Inc.		17,710	214
Gaming and Leisure Properties, Inc.		3,300	102

Total Real Estate Investment Trusts (Cost $334)			316

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.1%
REPURCHASE AGREEMENTS (d) 0.3%			147

SHORT-TERM NOTES 2.8%
Federal Home Loan Bank
0.052% due 11/14/2014		$100	100
0.091% due 03/03/2015		400	400

Freddie Mac
0.132% due 06/09/2015	700	700

		1,200

Total Short-Term Instruments (Cost $1,346)		1,347

Total Investments in Securities (Cost $43,437)		43,075

Total Investments 99.5% (Cost $43,437)		$43,075
Financial Derivative Instruments (e) 0.5% (Cost or Premiums, net $0)		202
Other Assets and Liabilities, net 0.0%		11

Net Assets 100.0%		$43,288

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$147	U.S. Treasury Notes 1.500% due 02/28/2019	$(154)	$147	$147

Total Repurchase Agreements						$(154)	$147	$147

(1)	Includes accrued interest.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	11/2014	EUR	2,021		$2,708	$154	$0
	12/2014	GBP	986		1,592	0	(5)
BPS	10/2014	JPY	24,800		236	10	0
	11/2014	EUR	163		210	4	0
BRC	11/2014		170		220	5	0
CBK	10/2014	JPY	22,600		211	5	0
	01/2015	BRL	573		236	8	0
	04/2015		359		146	6	0
DUB	10/2014	JPY	24,000		220	1	0
MSB	10/2014		3,800		37	2	0
SCX	10/2014		22,500		210	5	0
	11/2014	EUR	221		286	7	0
UAG	10/2014		$897	JPY	97,700	0	(6)
	11/2014	JPY	97,700		$897	6	0

Total Forward Foreign Currency Contracts						$213	$(11)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$497	$0	$497
Corporate Bonds & Notes
Banking & Finance	0	12,690	0	12,690
Industrials	0	10,801	497	11,298
Utilities	0	7,539	0	7,539
Municipal Bonds & Notes
Iowa	0	201	0	201
Ohio	0	337	0	337
Texas	0	350	0	350
U.S. Treasury Obligations	0	200	0	200
Mortgage-Backed Securities	0	301	0	301
Asset-Backed Securities	0	997	0	997
Sovereign Issues	0	5,934	0	5,934
Common Stocks
Consumer Discretionary	236	0	0	236
Energy	520	0	0	520
Financials	0	208	0	208
Industrials	102	0	0	102
Preferred Securities
Utilities	2	0	0	2
Real Estate Investment Trusts
Financials	316	0	0	316
Short-Term Instruments
Repurchase Agreements	0	147	0	147
Short-Term Notes	0	1,200	0	1,200

Total Investments	$1,176	$41,402	$497	$43,075

Financial Derivative Instruments - Assets
Over the counter	$0	$213	$0	$213

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(11)	$0	$(11)
Totals	$1,176	$41,604	$497	$43,277

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2014:

Category and Subcategory	Beginning Balance at 06/30/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2014 (1)
Investments in Securities, at Value
Corporate Bonds & Notes Industrials	$496	$0	$0	$0	$0	$1	$0	$0	$497	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$497	Third Party Vendor	Broker Quote	102.25

Total	$497

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Enhanced Short Maturity Exchange-Traded Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.0%
CORPORATE BONDS & NOTES 64.7%
BANKING & FINANCE 34.1%
American Express Credit Corp.
0.504% due 06/05/2017	$27,000	$27,039
0.533% due 09/22/2017	4,000	4,001
0.724% due 08/15/2019	36,700	36,814
American Honda Finance Corp.
0.610% due 05/26/2016	10,000	10,051
1.000% due 08/11/2015	12,550	12,619
American International Group, Inc.
5.050% due 10/01/2015	6,000	6,264
Banco Bradesco S.A.
4.500% due 01/12/2017	6,000	6,307
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.750% due 01/18/2017	4,500	4,849
Banco Santander Brasil S.A.
4.250% due 01/14/2016	4,600	4,773
4.500% due 04/06/2015	5,100	5,170
4.625% due 02/13/2017	8,400	8,809
Banco Santander Chile
1.134% due 04/11/2017	11,300	11,341
2.108% due 06/07/2018	2,000	2,037
3.750% due 09/22/2015	1,900	1,949
Bank of America Corp.
0.845% due 08/25/2017	21,000	21,069
1.250% due 01/11/2016	11,000	11,050
1.500% due 10/09/2015	5,000	5,039
Bank of Nova Scotia
0.544% due 04/11/2017	30,000	30,034
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.644% due 03/10/2017	8,700	8,731
0.685% due 02/26/2016	9,000	9,021
0.842% due 09/09/2016	2,000	2,014
Banque Federative du Credit Mutuel S.A.
1.084% due 01/20/2017	7,900	7,966
1.085% due 10/28/2016	4,000	4,041
BBVA Bancomer S.A.
4.500% due 03/10/2016	3,900	4,085
BPCE S.A.
0.801% due 11/18/2016	1,300	1,305
0.865% due 06/17/2017	20,000	20,088
Caisse Centrale Desjardins
1.600% due 03/06/2017	1,400	1,415
Citigroup, Inc.
4.750% due 05/19/2015	510	524
Credit Agricole S.A.
1.034% due 04/15/2019	18,550	18,722
1.085% due 10/03/2016	5,400	5,447
DBS Group Holdings Ltd.
0.733% due 07/16/2019	15,300	15,311
Dexia Credit Local S.A.
0.514% due 01/21/2016	5,000	5,002
0.533% due 01/17/2016	23,000	23,016
0.534% due 11/13/2015	35,000	35,079
0.617% due 11/07/2016	5,000	5,016
0.634% due 01/11/2017	32,700	32,904
1.250% due 10/18/2016	11,600	11,684
DNB Boligkreditt A/S
2.100% due 10/14/2016	29,500	29,982
2.900% due 03/29/2017	25,200	26,016
FMS Wertmanagement AoeR
0.274% due 09/27/2016	18,000	17,993
Ford Motor Credit Co. LLC
0.753% due 09/08/2017	9,800	9,818
1.013% due 01/17/2017	3,000	3,027
1.065% due 03/12/2019	13,000	13,065
Goldman Sachs Group, Inc.
0.858% due 06/04/2017	70,000	70,537
1.600% due 11/23/2015	18,000	18,150
3.700% due 08/01/2015	2,888	2,961
Hana Bank
1.358% due 11/09/2016	7,100	7,165
1.375% due 02/05/2016	5,900	5,909
4.000% due 11/03/2016	3,800	4,009
4.500% due 10/30/2015	125	129

Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015	4,000	4,021
HSBC Finance Corp.
0.664% due 06/01/2016	21,354	21,372
3.750% due 11/15/2014	1,000	1,000
5.000% due 06/30/2015	1,300	1,343
HSH Nordbank AG
0.385% due 12/31/2015	27,700	27,543
Hypothekenbank Frankfurt AG
0.099% due 09/20/2017	3,200	3,164
Hypothekenbank Frankfurt International S.A.
0.099% due 03/20/2017	4,100	3,948
Hyundai Capital Services, Inc.
1.034% due 03/18/2017	10,800	10,846
6.000% due 05/05/2015	11,009	11,343
Industrial Bank of Korea
4.375% due 08/04/2015	8,375	8,621
International Lease Finance Corp.
5.750% due 05/15/2016	1,150	1,204
8.625% due 09/15/2015	2,000	2,118
IPIC GMTN Ltd.
1.750% due 11/30/2015	9,600	9,701
3.125% due 11/15/2015	4,400	4,495
JPMorgan Chase & Co.
0.754% due 02/15/2017	48,000	48,254
0.784% due 04/25/2018	14,600	14,690
JPMorgan Chase Bank N.A.
0.654% due 06/02/2017	7,500	7,515
Kookmin Bank
0.885% due 03/11/2016	8,000	8,001
0.984% due 03/14/2017	18,500	18,475
1.110% due 01/27/2017	10,800	10,887
1.375% due 01/15/2016	2,000	2,010
1.484% due 10/11/2016	4,400	4,459
Korea Development Bank
0.685% due 06/11/2015	10,000	10,000
0.857% due 01/22/2017	11,800	11,835
3.250% due 03/09/2016	1,200	1,237
4.375% due 08/10/2015	10,940	11,284
Korea Exchange Bank
1.750% due 09/27/2015	3,000	3,020
3.125% due 06/26/2017	4,800	4,971
Landwirtschaftliche Rentenbank
0.344% due 12/05/2018	4,800	4,819
Macquarie Bank Ltd.
1.026% due 03/24/2017	39,500	39,873
3.450% due 07/27/2015	1,000	1,024
MBNA Corp.
5.000% due 06/15/2015	1,730	1,785
Metropolitan Life Global Funding
0.614% due 04/10/2017	1,300	1,309
Mizuho Bank Ltd.
0.684% due 09/25/2017	5,100	5,101
Morgan Stanley
4.000% due 07/24/2015	2,000	2,053
Muenchener Hypothekenbank eG
1.125% due 07/13/2015	1,800	1,809
MUFG Union Bank N.A.
0.985% due 09/26/2016	5,400	5,450
National Rural Utilities Cooperative Finance Corp.
0.535% due 11/23/2016	750	752
Nationwide Building Society
4.650% due 02/25/2015	3,000	3,049
Navient LLC
3.875% due 09/10/2015	700	708
5.050% due 11/14/2014	300	301
6.250% due 01/25/2016	2,000	2,081
Nordea Bank AB
0.592% due 04/04/2017	11,300	11,327
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017	4,000	4,097
NRW Bank
0.384% due 06/18/2018	20,000	20,020
0.473% due 10/16/2017	28,430	28,531
0.487% due 01/31/2017	10,000	10,036
PACCAR Financial Corp.
0.504% due 02/08/2016	5,500	5,517
Prudential Covered Trust
2.997% due 09/30/2015	14,700	15,009
Qatari Diar Finance Co.
3.500% due 07/21/2015	6,500	6,646
QNB Finance Ltd.
3.125% due 11/16/2015	16,358	16,746
Rabobank Group
2.250% due 07/31/2015	5,000	5,067

RCI Banque S.A.
4.600% due 04/12/2016	3,733	3,922
Regions Financial Corp.
7.750% due 11/10/2014	5,500	5,540
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015	22,286	22,622
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015	8,500	8,573
Shinhan Bank
0.883% due 04/08/2017	22,700	22,776
Standard Chartered PLC
0.573% due 09/08/2017	15,000	15,033
Sumitomo Mitsui Banking Corp.
0.664% due 01/10/2017	13,100	13,146
Svenska Handelsbanken AB
0.683% due 03/21/2016	12,330	12,386
Temasek Financial Ltd.
4.500% due 09/21/2015	1,000	1,038
Toyota Motor Credit Corp.
0.521% due 05/17/2016	8,900	8,936
0.623% due 01/17/2019	12,500	12,572
UBS AG
0.613% due 08/14/2017	16,200	16,276
0.873% due 08/14/2019	6,300	6,341
Ventas Realty LP
1.550% due 09/26/2016	550	554
Wells Fargo & Co.
0.692% due 04/22/2019	20,000	20,085
Woori Bank Co. Ltd.
7.000% due 02/02/2015	6,407	6,537

		1,266,151

INDUSTRIALS 21.5%
AbbVie, Inc.
1.200% due 11/06/2015	39,750	39,909
America Movil S.A.B. de C.V.
5.750% due 01/15/2015	400	406
Amgen, Inc.
0.615% due 05/22/2017	33,000	33,099
Anglo American Capital PLC
1.184% due 04/15/2016	2,000	2,012
Anheuser-Busch Cos. LLC
5.000% due 01/15/2015	1,445	1,464
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015	12,100	12,138
4.125% due 01/15/2015	1,318	1,332
Apple, Inc.
0.537% due 05/06/2019	15,000	15,031
BAT International Finance PLC
1.400% due 06/05/2015	8,000	8,040
BMW U.S. Capital LLC
0.574% due 06/02/2017	17,000	17,028
Boston Scientific Corp.
6.250% due 11/15/2015	6,000	6,352
BSKYB Finance UK PLC
5.625% due 10/15/2015	9,000	9,454
Cameron International Corp.
1.150% due 12/15/2016	5,400	5,398
Canadian Natural Resources Ltd.
0.608% due 03/30/2016	6,000	6,016
Cheung Kong Infrastructure Finance BVI Ltd.
0.933% due 06/20/2017	8,300	8,269
Cisco Systems, Inc.
0.514% due 03/03/2017	12,600	12,650
CNPC General Capital Ltd.
1.450% due 04/16/2016	3,350	3,353
ConAgra Foods, Inc.
0.603% due 07/21/2016	18,000	18,031
Covidien International Finance S.A.
1.350% due 05/29/2015	5,500	5,531
2.800% due 06/15/2015	3,000	3,049
COX Communications, Inc.
5.450% due 12/15/2014	1,465	1,479
5.500% due 10/01/2015	792	828
CRH America, Inc.
4.125% due 01/15/2016	1,269	1,318
Daimler Finance North America LLC
0.584% due 03/10/2017	6,600	6,606
0.920% due 08/01/2016	7,000	7,068
1.300% due 07/31/2015	9,050	9,108
Devon Energy Corp.
0.684% due 12/15/2015	23,150	23,246
0.774% due 12/15/2016	3,000	3,020

Ecolab, Inc.
1.000% due 08/09/2015	2,500	2,509
Enbridge, Inc.
0.684% due 06/02/2017	3,800	3,815
Ensco PLC
3.250% due 03/15/2016	4,000	4,122
Enterprise Products Operating LLC
1.250% due 08/13/2015	7,200	7,235
5.000% due 03/01/2015	2,400	2,445
5.600% due 10/15/2014	1,500	1,503
Express Scripts Holding Co.
2.750% due 11/21/2014	21,989	22,058
FBG Finance Pty. Ltd.
5.125% due 06/15/2015	16,000	16,495
Foster’s Finance Corp.
4.875% due 10/01/2014	1,200	1,200
Freeport-McMoRan, Inc.
1.400% due 02/13/2015	5,300	5,315
Georgia-Pacific LLC
7.700% due 06/15/2015	3,770	3,954
Gilead Sciences, Inc.
2.400% due 12/01/2014	2,550	2,559
Glencore Finance Canada Ltd.
2.850% due 11/10/2014	7,700	7,718
Harley-Davidson Funding Corp.
5.750% due 12/15/2014	5,110	5,164
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	18,286	18,935
Hyundai Capital America
1.450% due 02/06/2017	7,500	7,498
1.625% due 10/02/2015	10,860	10,936
1.875% due 08/09/2016	3,400	3,444
Hyundai Motor Manufacturing Czech s.r.o.
4.500% due 04/15/2015	800	815
Kansas City Southern de Mexico S.A. de C.V.
0.935% due 10/28/2016	10,870	10,934
KazMunayGas National Co. JSC
11.750% due 01/23/2015	12,200	12,587
Kellogg Co.
0.464% due 02/13/2015	1,200	1,201
Kinder Morgan Energy Partners LP
5.625% due 02/15/2015	5,600	5,706
Korea National Oil Corp.
2.875% due 11/09/2015	703	717
3.125% due 04/03/2017	5,000	5,172
4.000% due 10/27/2016	3,800	4,000
Life Technologies Corp.
4.400% due 03/01/2015	1,329	1,350
McKesson Corp.
0.634% due 09/10/2015	4,765	4,772
Nabisco, Inc.
7.550% due 06/15/2015	2,429	2,549
Nabors Industries, Inc.
2.350% due 09/15/2016	2,750	2,811
NBCUniversal Enterprise, Inc.
0.771% due 04/15/2016	11,500	11,530
0.919% due 04/15/2018	17,200	17,388
NBCUniversal Media LLC
3.650% due 04/30/2015	7,500	7,643
Newell Rubbermaid, Inc.
2.000% due 06/15/2015	1,500	1,515
Nissan Motor Acceptance Corp.
0.784% due 03/03/2017	2,200	2,209
0.935% due 09/26/2016	32,775	33,055
4.500% due 01/30/2015	8,845	8,963
Oracle Corp.
0.743% due 10/08/2019	10,000	10,052
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016	17,046	18,115
Penske Truck Leasing Co. LP
2.500% due 03/15/2016	1,200	1,225
3.125% due 05/11/2015	11,826	11,995
PepsiCo, Inc.
0.445% due 02/26/2016	6,000	6,014
Petrobras International Finance Co. S.A.
2.875% due 02/06/2015	36,800	37,043
Phillips 66
1.950% due 03/05/2015	5,284	5,318
Reynolds American, Inc.
1.050% due 10/30/2015	3,000	3,010
Roche Holdings, Inc.
0.574% due 09/30/2019	14,900	14,903
SABIC Capital BV
3.000% due 11/02/2015	5,100	5,218
SABMiller Holdings, Inc.
0.930% due 08/01/2018	4,500	4,538

1.850% due 01/15/2015	14,940	15,000
SABMiller PLC
6.500% due 07/01/2016	1,125	1,229
Symantec Corp.
2.750% due 09/15/2015	5,561	5,663
Telefonica Emisiones S.A.U.
0.883% due 06/23/2017	17,800	17,797
3.729% due 04/27/2015	12,895	13,114
3.992% due 02/16/2016	785	817
4.949% due 01/15/2015	8,539	8,640
Teva Pharmaceutical Finance BV
3.000% due 06/15/2015	12,222	12,443
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	500	510
3.200% due 05/01/2015	3,955	4,017
3.200% due 03/01/2016	1,250	1,291
Tyco Electronics Group S.A.
1.600% due 02/03/2015	1,500	1,506
UnitedHealth Group, Inc.
0.850% due 10/15/2015	2,500	2,508
Volkswagen Group of America Finance LLC
0.605% due 05/23/2017	8,000	8,013
Volkswagen International Finance NV
0.671% due 11/18/2016	30,100	30,256
1.150% due 11/20/2015	6,500	6,542
Volvo Treasury AB
5.950% due 04/01/2015	13,026	13,364
WellPoint, Inc.
1.250% due 09/10/2015	4,000	4,024
Williams Partners LP
3.800% due 02/15/2015	5,408	5,468
Woodside Finance Ltd.
4.500% due 11/10/2014	1,450	1,456
Woolworths Ltd.
2.550% due 09/22/2015	4,200	4,274
Xerox Corp.
4.250% due 02/15/2015	1,672	1,695

		800,115

UTILITIES 9.1%
AT&T, Inc.
0.653% due 03/30/2017	22,000	22,057
BellSouth Corp.
4.182% due 04/26/2021	15,000	15,310
BP Capital Markets PLC
0.567% due 11/06/2015	2,000	2,005
0.657% due 11/07/2016	8,900	8,918
0.700% due 11/06/2015	200	200
0.865% due 09/26/2018	29,450	29,665
3.125% due 10/01/2015	5,075	5,213
Dominion Resources, Inc.
1.950% due 08/15/2016	2,445	2,486
5.150% due 07/15/2015	2,357	2,438
Duke Energy Corp.
0.615% due 04/03/2017	3,000	3,012
Electricite de France S.A.
0.694% due 01/20/2017	21,000	21,054
Enel Finance International NV
3.875% due 10/07/2014	400	400
Entergy Corp.
3.625% due 09/15/2015	8,600	8,810
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017	12,500	12,766
Korea Electric Power Corp.
3.000% due 10/05/2015	6,500	6,631
Korea Hydro & Nuclear Power Co. Ltd.
1.015% due 05/22/2017	1,400	1,400
3.125% due 09/16/2015	12,703	12,968
Korea Western Power Co. Ltd.
3.125% due 05/10/2017	3,500	3,616
Laclede Group, Inc.
0.982% due 08/15/2017	7,500	7,503
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015	4,900	4,932
Petrobras Global Finance BV
1.852% due 05/20/2016	7,170	7,181
2.000% due 05/20/2016	600	601
Plains All American Pipeline LP
5.875% due 08/15/2016	1,000	1,084
Qtel International Finance Ltd.
3.375% due 10/14/2016	2,000	2,075
Scottish Power Ltd.
5.375% due 03/15/2015	6,581	6,716

Shell International Finance BV
0.444% due 11/15/2016	12,550	12,594
Sinopec Group Overseas Development Ltd.
1.014% due 04/10/2017	27,700	27,745
1.154% due 04/10/2019	6,500	6,513
Telecom Italia Capital S.A.
5.250% due 10/01/2015	14,427	14,878
Trans-Allegheny Interstate Line Co.
4.000% due 01/15/2015	9,000	9,086
Verizon Communications, Inc.
0.632% due 06/09/2017	4,800	4,815
1.005% due 06/17/2019	35,775	36,313
1.764% due 09/15/2016	8,150	8,360
1.984% due 09/14/2018	26,023	27,439

		336,784

Total Corporate Bonds & Notes (Cost $2,397,470)		2,403,050

MUNICIPAL BONDS & NOTES 1.8%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.135% due 11/25/2043	1,138	1,145

CALIFORNIA 0.5%
California State General Obligation Notes, Series 2009
4.850% due 10/01/2014	1,500	1,500
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015	160	166
California State General Obligation Notes, Series 2013
1.050% due 02/01/2016	7,500	7,545
1.250% due 11/01/2016	4,500	4,528
University of California Revenue Bonds, Series 2011
0.657% due 07/01/2041	4,000	4,016

		17,755

FLORIDA 0.0%
JEA Water & Sewer System, Florida Revenue Notes, Series 2013
1.286% due 10/01/2016	1,205	1,203

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts General Obligation Notes, Series 2012
0.380% due 01/01/2017	5,000	5,010

NEW JERSEY 0.5%
New Jersey Economic Development Authority Revenue Notes, Series 2013
0.857% due 03/01/2015	10,500	10,518
New Jersey Transit Corp. Revenue Notes, Series 2014
0.800% due 09/15/2015	6,210	6,213

		16,731

NEW YORK 0.4%
New York City, New York General Obligation Bonds, Series 2003
5.000% due 10/15/2015	900	944
New York City, New York General Obligation Notes, Series 2007
5.125% due 10/01/2015	7,000	7,334
New York City, New York General Obligation Notes, Series 2010
2.230% due 10/01/2014	2,680	2,680
New York State Dormitory Authority Revenue Notes, Series 2010
3.125% due 12/01/2015	100	103
New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 10/01/2015	2,000	2,094

		13,155

OREGON 0.1%
Tri-County Metropolitan Transportation District, Oregon Revenue Notes, Series 2013
3.000% due 11/01/2016	3,500	3,552

PENNSYLVANIA 0.0%
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2013
0.745% due 06/01/2015	1,195	1,198

TEXAS 0.2%
Harris County, Texas General Obligation Notes, Series 2012
2.250% due 10/01/2015	400	408
Texas State General Obligation Notes, Series 2013
0.555% due 06/01/2018	3,600	3,604
Texas State General Obligation Notes, Series 2014
0.554% due 06/01/2019	2,000	2,010

		6,022

VIRGINIA 0.0%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Notes, Series 2013
0.660% due 03/01/2015	200	200

Total Municipal Bonds & Notes (Cost $65,801)		65,971

U.S. GOVERNMENT AGENCIES 5.4%
Fannie Mae
0.405% due 08/27/2036 - 05/25/2037	1,284	1,287
0.500% due 04/29/2016 (b)	10,000	10,000
0.505% due 11/25/2036	848	852
0.523% due 01/25/2017	2,710	2,714
0.554% due 04/18/2028 - 09/18/2031	2,159	2,181
0.555% due 06/25/2026 - 12/25/2043	31,912	32,095
0.575% due 03/25/2037	1,199	1,207
0.595% due 08/25/2015	6,268	6,273
0.605% due 05/25/2017 - 06/25/2042	2,951	2,974
0.654% due 05/18/2032	534	540
0.655% due 06/25/2031 - 12/25/2040	1,096	1,110
0.704% due 03/18/2032	348	354
0.705% due 09/25/2041	8,101	8,192
0.735% due 06/25/2041 - 07/25/2041	27,711	28,063
0.835% due 12/25/2037 - 02/25/2041	3,535	3,583
0.855% due 05/25/2037	422	426
0.856% due 01/01/2021	3,290	3,332
0.905% due 02/25/2040	289	292
1.005% due 07/25/2038	509	521
FDIC Structured Sale Guaranteed Notes
0.653% due 11/29/2037	859	857
Federal Farm Credit Bank
0.280% due 09/19/2016 (b)	35,650	35,717
Federal Home Loan Bank
0.200% due 10/30/2015 (b)	15,000	14,993
Freddie Mac
0.394% due 05/15/2036	216	216
0.474% due 02/15/2037	3,227	3,236
0.574% due 04/15/2041	1,060	1,067
0.654% due 07/15/2039	556	561
Freddie Mac Strips
0.404% due 11/15/2036	19	19
Ginnie Mae
0.454% due 09/20/2033	47	47
0.706% due 04/20/2062	6,826	6,881
0.856% due 02/20/2062	9,037	9,144
1.206% due 02/20/2062	6,801	6,981
6.000% due 12/15/2033	48	56
6.500% due 11/15/2033 - 09/15/2034	44	50
7.000% due 01/15/2024 - 07/15/2032	282	304
7.500% due 12/15/2014 - 06/15/2028	233	254
10.000% due 02/15/2016 - 04/15/2025	36	36
11.000% due 08/15/2015 - 09/20/2019	3	1
11.500% due 08/15/2015 - 11/15/2019	1	0
NCUA Guaranteed Notes
0.504% due 12/07/2020	1,599	1,601
0.526% due 11/06/2017	4,780	4,790
0.536% due 03/06/2020	2,438	2,444
0.716% due 12/08/2020	3,505	3,531
1.600% due 10/29/2020	1,627	1,634

Total U.S. Government Agencies (Cost $199,468)		200,416

MORTGAGE-BACKED SECURITIES 4.4%
Banc of America Commercial Mortgage Trust
5.920% due 05/10/2045	1,300	1,374
Banc of America Merrill Lynch Commercial Mortgage, Inc.
4.668% due 07/10/2043	2,000	2,025
Banc of America Mortgage Trust
2.634% due 03/25/2034	472	481
BCAP LLC Trust
2.375% due 05/26/2036	536	537
Bear Stearns Adjustable Rate Mortgage Trust
2.475% due 08/25/2033	2,435	2,459
BNPP Mortgage Securities LLC Trust
6.000% due 08/27/2037	436	457
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	9,702	10,320
5.400% due 07/15/2044	1,902	1,954
5.481% due 01/15/2046	4,069	4,261
Commercial Mortgage Trust
2.365% due 02/10/2029	11,100	11,357

Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	4,861	5,198
5.857% due 03/15/2039	5,128	5,398
DBRR Trust
0.853% due 02/25/2045	6,829	6,827
JPMorgan Chase Commercial Mortgage Securities Trust
1.132% due 07/15/2031	12,000	12,026
4.818% due 01/15/2042	2,769	2,787
4.899% due 01/12/2037	1,251	1,250
4.928% due 09/12/2037	390	390
5.394% due 12/15/2044	629	631
5.506% due 12/12/2044	1,963	1,994
5.814% due 06/12/2043	2,579	2,743
5.874% due 02/12/2049	2,761	2,893
5.981% due 06/15/2049	1,911	2,011
LB-UBS Commercial Mortgage Trust
5.150% due 04/15/2030	12,200	12,323
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.854% due 11/15/2031	2,479	2,485
Merrill Lynch Mortgage Investors Trust
6.720% due 11/15/2026	770	809
Morgan Stanley Capital Trust
1.085% due 03/15/2045	1,120	1,123
3.884% due 09/15/2047	20,523	21,203
4.989% due 08/13/2042	1,200	1,213
5.439% due 02/12/2044	70	70
5.596% due 03/12/2044	4,771	4,958
5.610% due 04/15/2049	86	86
Morgan Stanley Re-REMIC Trust
5.991% due 08/12/2045	1,913	2,083
RBSSP Resecuritization Trust
0.655% due 10/26/2036	616	606
2.203% due 12/26/2036	3,065	3,086
2.715% due 05/26/2037	2,705	2,724
Selkirk Ltd.
1.183% due 02/20/2041	4,358	4,357
1.860% due 12/20/2041	15,000	14,923
UBS-Citigroup Commercial Mortgage Trust
1.524% due 01/10/2045	2,509	2,528
Wachovia Bank Commercial Mortgage Trust
0.234% due 06/15/2020	114	114
WaMu Commercial Mortgage Securities Trust
5.525% due 03/23/2045	9,165	9,408
Wells Fargo-RBS Commercial Mortgage Trust
1.456% due 11/15/2044	720	725
1.607% due 06/15/2044	954	958

Total Mortgage-Backed Securities (Cost $166,993)		165,155

ASSET-BACKED SECURITIES 8.2%
ACA CLO Ltd.
0.484% due 07/25/2018	588	588
Aimco CLO
0.482% due 08/20/2020	1,885	1,870
0.484% due 10/20/2019	203	203
Ally Auto Receivables Trust
0.740% due 04/15/2016	1,610	1,611
ALM Ltd.
1.464% due 02/13/2023	22,500	22,498
AmeriCredit Automobile Receivables
0.475% due 04/09/2018	13,500	13,505
Apidos CDO Ltd.
0.495% due 06/12/2020	1,250	1,247
Apidos Quattro CDO
0.484% due 01/20/2019	984	981
Ares CLO Ltd.
0.865% due 11/25/2020	7,975	7,957
Atrium CDO Corp.
1.338% due 11/16/2022	7,000	6,931
Babson CLO Ltd.
0.524% due 04/15/2019	528	527
Bank of America Credit Card Trust
0.444% due 01/15/2020	24,400	24,419
Carlyle Veyron CLO Ltd.
0.484% due 07/15/2018	1,565	1,566
Citibank Credit Card Issuance Trust
0.353% due 05/09/2018	12,500	12,504
0.396% due 02/07/2018	12,000	12,013
COA Summit CLO Ltd.
1.584% due 04/20/2023	3,000	2,999
ColumbusNova CLO Ltd.
0.494% due 07/18/2018	681	676
Cornerstone CLO Ltd.
0.454% due 07/15/2021	4,000	3,976

Dell Equipment Finance Trust
0.640% due 07/22/2016	6,000	6,001
Drug Royalty LP
3.082% due 07/15/2023	3,237	3,260
Dryden Leveraged Loan CDO
0.474% due 10/20/2020	2,264	2,249
Dryden Senior Loan Fund
1.404% due 01/15/2022	7,500	7,498
Duane Street CLO Ltd.
0.484% due 01/11/2021	904	897
Educational Services of America, Inc.
0.885% due 04/25/2039	3,490	3,503
Exeter Automobile Receivables Trust
1.060% due 08/15/2018	18,458	18,467
Flagship CLO
0.463% due 09/20/2019	392	391
Ford Credit Auto Lease Trust
0.334% due 10/15/2016	15,000	14,997
Fore CLO Ltd.
0.479% due 07/20/2019	1,368	1,362
Four Corners CLO Ltd.
0.505% due 01/26/2020	1,071	1,066
Franklin CLO Ltd.
0.494% due 06/15/2018	1,697	1,688
Fraser Sullivan CLO Ltd.
0.494% due 03/15/2020	144	143
Golden Knight CDO Corp.
0.474% due 04/15/2019	1,750	1,745
Goldentree Loan Opportunities Ltd.
0.929% due 10/18/2021	852	851
Gracechurch Card Funding PLC
0.854% due 02/15/2017	14,400	14,431
Hyundai Capital Auto Funding Ltd.
1.154% due 09/20/2016	164	164
ING Investment Management CLO Ltd.
0.453% due 12/13/2020	576	576
0.483% due 12/13/2020	1,838	1,822
Inwood Park CDO Ltd.
0.459% due 01/20/2021	2,469	2,463
Jersey Street CLO Ltd.
0.484% due 10/20/2018	575	574
Landmark CDO Ltd.
0.474% due 10/19/2020	2,766	2,755
LCM LP
1.494% due 04/15/2022	20,000	20,010
Madison Park Funding Ltd.
0.503% due 05/10/2019	20	20
Marathon CLO Ltd.
0.503% due 12/20/2019	40	40
Morgan Stanley Investment Management Croton Ltd.
0.494% due 01/15/2018	1,303	1,305
MT Wilson CLO Ltd.
0.464% due 07/11/2020	657	655
Northstar Education Finance, Inc.
0.375% due 01/30/2017	5,010	4,972
0.856% due 12/26/2031	3,832	3,853
Ocean Trails CLO
0.484% due 10/12/2020	2,347	2,332
Octagon Investment Partners Ltd.
1.508% due 05/05/2023	14,000	13,984
Panhandle-Plains Higher Education Authority, Inc.
0.735% due 07/01/2021	3,163	3,170
1.365% due 10/01/2035	1,609	1,634
Race Point CLO Ltd.
0.494% due 04/15/2020	3,434	3,426
SLM Private Education Loan Trust
0.904% due 10/16/2023	2,168	2,177
SLM Student Loan Trust
0.234% due 07/25/2017	381	380
0.384% due 01/25/2021	525	525
0.415% due 05/25/2018	9,741	9,742
0.434% due 01/25/2016	133	133
0.434% due 03/15/2019	822	822
0.584% due 10/25/2016	2,054	2,054
0.634% due 04/25/2023	10,510	10,521
0.734% due 10/25/2017	1,267	1,269
0.784% due 10/25/2017	999	1,001
0.855% due 01/25/2029	7,161	7,237
1.734% due 04/25/2023	1,149	1,192
Stanfield Bristol CLO Ltd.
0.494% due 10/15/2019	70	70
Structured Asset Investment Loan Trust
1.155% due 11/25/2033	1,841	1,783
Symphony CLO Ltd.
1.335% due 01/09/2023	7,200	7,200

WG Horizons CLO
0.498% due 05/24/2019	535	530
WhiteHorse Ltd.
0.510% due 05/01/2018	1,084	1,085

Total Asset-Backed Securities (Cost $305,179)		306,096

SOVEREIGN ISSUES 4.4%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016	6,800	6,987
Export-Import Bank of Korea
0.935% due 11/26/2016	7,000	7,041
0.984% due 01/14/2017	7,500	7,550
1.085% due 09/17/2016	17,900	18,085
1.250% due 11/20/2015	17,550	17,643
2.033% due 03/21/2015	7,000	7,041
3.750% due 10/20/2016	2,500	2,633
4.125% due 09/09/2015	1,500	1,549
5.875% due 01/14/2015	7,600	7,711
Japan Bank for International Cooperation
0.594% due 11/13/2018	21,800	21,831
1.875% due 09/24/2015	20,000	20,298
2.500% due 01/21/2016	8,000	8,213
Japan Finance Organization for Municipalities
0.885% due 05/22/2017	13,000	13,076
Korea Housing Finance Corp.
4.125% due 12/15/2015	4,800	4,975
Qatar Government International Bond
4.000% due 01/20/2015	1,500	1,516
State of North Rhine-Westphalia
0.535% due 04/28/2017	1,000	1,007
0.934% due 07/11/2017	12,500	12,725
1.500% due 01/13/2015	5,000	5,018

Total Sovereign Issues (Cost $164,419)		164,899

SHORT-TERM INSTRUMENTS 13.1%
CERTIFICATES OF DEPOSIT 3.8%
Banco Bilbao Vizcaya Argentaria S.A.
0.983% due 10/23/2015	20,000	20,001
Banco do Brasil S.A.
1.211% due 06/29/2015	2,700	2,701
Credit Suisse
0.555% due 08/24/2015	2,500	2,499
0.610% due 01/28/2016	28,700	28,715
0.643% due 12/07/2015	9,600	9,610
Intesa Sanpaolo SpA
1.614% due 04/11/2016	2,000	2,018
1.650% due 04/07/2015	47,500	47,686
Itau Unibanco Holding S.A.
1.151% due 06/04/2015	18,000	18,000
1.511% due 05/31/2016	7,300	7,295
Kookmin Bank
0.775% due 05/04/2015	2,000	2,000

		140,525

COMMERCIAL PAPER 6.5%
ConAgra Foods, Inc.
0.480% due 10/10/2014	19,000	18,998
ENI Coordination Center S.A.
0.500% due 03/20/2015	6,500	6,489
ENI Finance USA, Inc.
0.570% due 05/15/2015	31,400	31,319
Entergy Corp.
0.910% due 01/06/2015	6,900	6,891
0.910% due 01/12/2015	10,000	9,986
0.920% due 01/21/2015	1,200	1,198
Ford Motor Credit Co.
0.680% due 04/20/2015	19,300	19,233
0.720% due 03/02/2015	14,100	14,066
0.760% due 01/05/2015	9,600	9,587
0.900% due 10/03/2014	1,900	1,900
Holcim U.S. Finance SARL & Cie S.C.S.
0.390% due 10/23/2014	4,200	4,199
Mohawk Industries, Inc.
0.570% due 10/14/2014	5,000	4,999
0.580% due 10/10/2014	9,000	8,999
NiSource Finance Corp.
0.610% due 10/10/2014	7,000	6,999
0.620% due 10/15/2014	3,000	2,999
0.620% due 10/17/2014	10,000	9,997
0.620% due 10/23/2014	2,900	2,899
0.620% due 10/24/2014	7,000	6,997

Tesco Treasury Services PLC
0.985% due 08/18/2015	4,100	4,070
1.024% due 08/17/2015	33,000	32,756
Vodafone Group PLC
0.510% due 04/10/2015	15,500	15,466
0.550% due 04/10/2015	20,000	19,956

		240,003

REPURCHASE AGREEMENTS (a) 2.0%		73,800

SHORT-TERM NOTES 0.8%
Korea Finance Corp.
0.565% due 11/25/2014	18,000	18,002
Volvo Treasury AB
0.603% due 06/23/2015	11,000	10,995

		28,997

Total Short-Term Instruments (Cost $482,970)		483,325

Total Investments in Securities (Cost $3,782,300)		3,788,912

Total Investments 102.0% (Cost $3,782,300)		$3,788,912
Other Assets and Liabilities, net (2.0%)		(73,275)

Net Assets 100.0%		$3,715,637

Notes to Schedule of Investments (amounts in thousands):

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
NMO	0.000%	09/30/2014	10/01/2014	$73,800	U.S. Treasury Bills 0.071% due 08/20/2015	$(49,967)	$73,800	$73,800
					U.S. Treasury Notes 0.250% due 02/29/2016	(25,343)

Total Repurchase Agreements						$(75,310)	$73,800	$73,800

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.160%	09/25/2014	10/09/2014	$(60,707)	$(60,709)

Total Reverse Repurchase Agreements					$(60,709)

(2)	As of September 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $35,888 at a weighted average interest rate of 0.112%.

(b)	Securities with an aggregate market value of $60,710 have been pledged as collateral under the terms of master agreements as of September 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,266,151	$0	$1,266,151
Industrials	0	800,115	0	800,115
Utilities	0	336,784	0	336,784
Municipal Bonds & Notes
Arkansas	0	1,145	0	1,145
California	0	17,755	0	17,755
Florida	0	1,203	0	1,203
Massachusetts	0	5,010	0	5,010
New Jersey	0	16,731	0	16,731
New York	0	13,155	0	13,155
Oregon	0	3,552	0	3,552
Pennsylvania	0	1,198	0	1,198
Texas	0	6,022	0	6,022
Virginia	0	200	0	200
U.S. Government Agencies	0	198,815	1,601	200,416
Mortgage-Backed Securities	0	143,405	21,750	165,155
Asset-Backed Securities	0	305,932	164	306,096
Sovereign Issues	0	164,899	0	164,899
Short-Term Instruments
Certificates of Deposit	0	140,525	0	140,525
Commercial Paper	0	240,003	0	240,003
Repurchase Agreements	0	73,800	0	73,800
Short-Term Notes	0	28,997	0	28,997

Total Investments	$0	$3,765,397	$23,515	$3,788,912

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Currency Strategy Exchange-Traded Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.8%
BRAZIL 6.2%
SOVEREIGN ISSUES 6.2%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	4,100	$1,287

Total Brazil (Cost $1,339)			1,287

MEXICO 13.3%
SOVEREIGN ISSUES 13.3%
Mexico Government International Bond
6.000% due 06/18/2015	MXN	36,034	2,743

Total Mexico (Cost $2,867)			2,743

NEW ZEALAND 2.6%
SOVEREIGN ISSUES 2.6%
New Zealand Government Bond
6.000% due 12/15/2017	NZD	650	539

Total New Zealand (Cost $539)			539

UNITED STATES 2.0%
U.S. TREASURY OBLIGATIONS 2.0%
U.S. Treasury Notes
0.084% due 04/30/2016		$400	400

Total United States (Cost $400)			400

SHORT-TERM INSTRUMENTS 76.7%
REPURCHASE AGREEMENTS (a) 55.0%			11,396

SHORT-TERM NOTES 21.7%
Fannie Mae
0.051% due 02/09/2015		$1,800	1,800
Federal Home Loan Bank
0.052% due 11/14/2014		2,000	2,000
0.053% due 12/17/2014		600	600
0.061% due 12/12/2014		100	100

			4,500

Total Short-Term Instruments (Cost $15,895)			15,896

Total Investments in Securities (Cost $21,040)			20,865

Total Investments 100.8% (Cost $21,040)			$20,865
Financial Derivative Instruments (b) (1.1%) (Cost or Premiums, net $0)			(226)
Other Assets and Liabilities, net 0.3%			69

Net Assets 100.0%			$20,708

Notes to Schedule of Investments (Amounts in Thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.000%	09/30/2014	10/01/2014	$2,400	U.S. Treasury Bonds 2.750% due 11/15/2042	$(2,437)	$2,400	$2,400
JPS	0.000%	09/30/2014	10/01/2014	2,400	Federal Farm Credit Bank 0.184% due 05/15/2017	(2,458)	2,400	2,400
SSB	0.000%	09/30/2014	10/01/2014	296	Fannie Mae 2.260% due 10/17/2022	(303)	296	296
TDM	0.000%	09/30/2014	10/01/2014	6,300	U.S. Treasury Notes 1.000% due 05/31/2018	(6,432)	6,300	6,300

Total Repurchase Agreements						$(11,630)	$11,396	$11,396

(1)	Includes accrued interest.

(b)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2014	AUD	453		$402	$6	$0
	10/2014	CHF	60		66	3	0
	10/2014	GBP	1,242		2,031	18	0
	10/2014		$64	CHF	60	0	(1)
	11/2014	CHF	60		$64	1	0
	11/2014		$401	AUD	453	0	(6)
	11/2014		2,031	GBP	1,242	0	(18)
	12/2014	MXN	8,433		$636	11	0
BPS	10/2014	CAD	928		831	3	0
	10/2014		$636	CNY	3,936	5	0
	10/2014		403	SEK	2,814	0	(13)
	11/2014	JPY	108,800		$999	6	0
	11/2014		$831	CAD	928	0	(3)
	12/2014	MXN	17,505		$1,324	28	0
BRC	10/2014	NZD	1,149		908	11	0
	10/2014		$2,200	CAD	2,381	0	(75)
	10/2014		955	NZD	1,149	0	(58)
	10/2014		454	PLN	1,402	0	(31)
	11/2014		906	NZD	1,149	0	(11)
CBK	10/2014	INR	193,237		$3,145	26	0
	01/2015		$3,094	INR	193,237	0	(32)
DUB	10/2014		855	MYR	2,728	0	(25)
FBF	10/2014		1,041		3,296	0	(38)
GLM	10/2014	JPY	164,453		$1,580	80	0
	10/2014	ZAR	6,325		585	26	0
	11/2014	AUD	475		417	2	0
JPM	10/2014		$582	CNY	3,579	0	0
	10/2014		1,884	HKD	14,604	0	(4)
	10/2014		643	INR	39,172	0	(11)
	10/2014		1,511	JPY	164,453	0	(11)
	10/2014		572	ZAR	6,282	0	(17)
	11/2014	JPY	164,453		$1,511	11	0
MSB	10/2014	AUD	459		426	24	0
	10/2014	BRL	374		164	11	0
	10/2014	CAD	1,453		1,326	28	0
	10/2014		$154	BRL	374	0	(1)
	10/2014		2,060	GBP	1,242	0	(46)
	10/2014		2,119	HKD	16,421	0	(4)
	11/2014	BRL	101		$42	1	0
	11/2014		$582	BRL	1,427	0	(4)
SOG	10/2014		846	AUD	912	0	(47)
	10/2014		424	INR	25,829	0	(7)
	10/2014		1,400	NOK	8,670	0	(50)
UAG	10/2014	BRL	1,477		$638	35	0
	10/2014	MYR	6,024		1,853	19	0
	10/2014		$629	BRL	1,477	0	(25)
	10/2014		652	CNY	4,042	6	0
	10/2014		2,110	INR	128,236	0	(41)
	10/2014		403	SEK	2,814	0	(13)
	11/2014	BRL	1,477		$623	25	0
	01/2015		$1,841	MYR	6,024	0	(20)

Total Forward Foreign Currency Contracts						$386	$(612)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Brazil
Sovereign Issues	$0	$1,287	$0	$1,287
Mexico
Sovereign Issues	0	2,743	0	2,743
New Zealand
Sovereign Issues	0	539	0	539
United States
U.S. Treasury Obligations	0	400	0	400
Short-Term Instruments
Repurchase Agreements	0	11,396	0	11,396
Short-Term Notes	0	4,500	0	4,500

Total Investments	$0	$20,865	$0	$20,865

Financial Derivative Instruments - Assets
Over the counter	$0	$386	$0	$386

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(612)	$0	$(612)

Totals	$0	$20,639	$0	$20,639

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.6%
AUSTRALIA 3.8%
SOVEREIGN ISSUES 3.8%
Australia Government Bond
1.250% due 02/21/2022 (a)	AUD	531	$473
2.500% due 09/20/2030 (a)		1,004	1,016
5.250% due 03/15/2019		1,900	1,826
New South Wales Treasury Corp.
2.750% due 11/20/2025 (a)		1,456	1,435

Total Australia (Cost $4,974)			4,750

BRAZIL 15.9%
SOVEREIGN ISSUES 15.9%
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2020 (a)	BRL	4,883	2,012
6.000% due 08/15/2022 (a)		30,530	12,600
6.000% due 08/15/2030 (a)		1,121	454
6.000% due 05/15/2035 (a)		5,124	2,067
6.000% due 05/15/2045 (a)		3,006	1,203
6.000% due 08/15/2050 (a)		3,203	1,278

Total Brazil (Cost $23,970)			19,614

CANADA 1.2%
SOVEREIGN ISSUES 1.2%
Canada Government International Bond
1.250% due 12/01/2047 (a)	CAD	102	103
1.500% due 12/01/2044 (a)		1,251	1,337

Total Canada (Cost $1,711)			1,440

CHILE 2.3%
SOVEREIGN ISSUES 2.3%
Bonos del Banco Central de Chile en UF Inflation Linked Bond
3.000% due 02/01/2021	CLP	845,881	1,551
3.000% due 03/01/2022		725,041	1,329

Total Chile (Cost $3,378)			2,880

COLOMBIA 3.9%
SOVEREIGN ISSUES 3.9%
Colombian TES
3.000% due 03/25/2033 (a)	COP	5,993,113	2,570
3.500% due 03/10/2021 (a)		2,140,321	1,072
4.250% due 05/17/2017 (a)		2,140,321	1,113

Total Colombia (Cost $4,934)			4,755

DENMARK 4.4%
SOVEREIGN ISSUES 4.4%
Denmark Government Bond
0.100% due 11/15/2023 (a)	DKK	30,971	5,448

Total Denmark (Cost $5,615)			5,448

FRANCE 2.4%
SOVEREIGN ISSUES 2.4%
France Government Bond
0.100% due 07/25/2021 (a)	EUR	202	267
0.250% due 07/25/2018 (a)		2,072	2,730

Total France (Cost $3,206)			2,997

GERMANY 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Germany
1.750% due 04/15/2020 (a)	EUR	229	331

Total Germany (Cost $346)			331

INDIA 1.1%
CORPORATE BONDS & NOTES 1.1%
Export-Import Bank of India
2.383% due 03/30/2016		$1,300	1,313

Total India (Cost $1,307)			1,313

ITALY 14.2%
SOVEREIGN ISSUES 14.2%
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (a)	EUR	3,021	4,064
2.100% due 09/15/2021 (a)		5,505	7,633
2.250% due 04/22/2017 (a)		2,502	3,292
2.350% due 09/15/2024 (a)		901	1,267
2.550% due 10/22/2016 (a)		700	921
2.550% due 09/15/2041 (a)		216	298

Total Italy (Cost $17,213)			17,475

MEXICO 6.8%
SOVEREIGN ISSUES 6.8%
Mexico Government International Bond
2.000% due 06/09/2022 (a)	MXN	23,822	1,727
4.000% due 11/15/2040 (a)		55,570	4,427
4.000% due 11/08/2046 (a)		14,189	1,146
4.500% due 11/22/2035 (a)		4,039	348
Mexico Government International Inflation Linked Bond
2.970% due 01/30/2020		9,200	685

Total Mexico (Cost $9,095)			8,333

NEW ZEALAND 2.2%
SOVEREIGN ISSUES 2.2%
New Zealand Government Bond
2.000% due 09/20/2025 (a)	NZD	1,747	1,319
4.500% due 02/15/2016 (a)		1,056	850
5.500% due 04/15/2023		600	514

Total New Zealand (Cost $2,941)			2,683

POLAND 1.3%
SOVEREIGN ISSUES 1.3%
Poland Government International Bond
2.750% due 08/25/2023 (a)	PLN	4,991	1,658

Total Poland (Cost $1,727)			1,658

SLOVENIA 0.2%
SOVEREIGN ISSUES 0.2%
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	200	273

Total Slovenia (Cost $269)			273

SOUTH AFRICA 3.4%
SOVEREIGN ISSUES 3.4%
South Africa Government International Bond
7.250% due 01/15/2020	ZAR	48,500	4,207

Total South Africa (Cost $5,707)			4,207

SPAIN 0.8%
SOVEREIGN ISSUES 0.8%
Spain Government International Bond
5.400% due 01/31/2023	EUR	600	969

Total Spain (Cost $995)			969

SWEDEN 0.7%
SOVEREIGN ISSUES 0.7%
Sweden Government International Bond
0.250% due 06/01/2022 (a)	SEK	3,598	520
3.500% due 12/01/2028 (a)		1,837	380

Total Sweden (Cost $953)			900

UNITED KINGDOM 5.7%
SOVEREIGN ISSUES 5.7%
United Kingdom Gilt
0.125% due 03/22/2024 (a)	GBP	1,267	2,174
0.125% due 03/22/2044 (a)		950	1,745
0.750% due 03/22/2034 (a)		110	217
1.125% due 11/22/2037 (a)		253	555
1.250% due 11/22/2027 (a)		1,187	2,357

Total United Kingdom (Cost $6,941)			7,048

UNITED STATES 29.3%
U.S. GOVERNMENT AGENCIES 1.0%
Fannie Mae
2.625% due 09/06/2024		$1,300	1,280

U.S. TREASURY OBLIGATIONS 28.3%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016		1,511	1,530
0.125% due 04/15/2018		4,535	4,574
0.125% due 04/15/2019 (c)(e)		5,389	5,405
0.125% due 01/15/2022 (c)		1,842	1,802
0.125% due 01/15/2023		1,032	1,000
0.375% due 07/15/2023		512	507
0.625% due 07/15/2021 (c)		2,854	2,915
1.125% due 01/15/2021		1,307	1,372
1.250% due 07/15/2020		1,202	1,277
1.375% due 01/15/2020		1,322	1,408
1.375% due 02/15/2044		2,249	2,409
1.625% due 01/15/2015		1,996	1,999
1.875% due 07/15/2019		4,017	4,388
2.375% due 01/15/2025 (c)(e)		3,539	4,151
2.375% due 01/15/2027		118	140

			34,877

Total United States (Cost $37,468)			36,157

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (b) 0.2%
			224

SHORT-TERM NOTES 0.5%
Fannie Mae
0.025% due 01/20/2015		$300	300
Federal Home Loan Bank
0.081% due 03/18/2015		200	200
0.086% due 03/06/2015		100	100

			600

Total Short-Term Instruments (Cost $824)			824

Total Investments in Securities (Cost $133,574)			124,055

Total Investments 100.6% (Cost $133,574)			$124,055
Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $0)			(23)
Other Assets and Liabilities, net (0.6%)			(671)

Net Assets 100.0%			$123,361

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$224	U.S. Treasury Notes 1.500% due 02/28/2019	$(234)	$224	$224

Total Repurchase Agreements						$(234)	$224	$224

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
RYL	0.120%	10/01/2014	11/03/2014	$(6,376)	$(6,376)

Total Reverse Repurchase Agreements					$(6,376)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.230%	09/24/2014	10/08/2014	$(511)	$(511)

Total Sale-Buyback Transactions					$(511)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $12,507 at a weighted average interest rate of 0.132%.

(c)	Securities with an aggregate market value of $6,880 have been pledged as collateral under the terms of master agreements as of September 30, 2014.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2014	BRL	1,169		$477	$0	$(1)
	10/2014	COP	1,302,778		664	21	0
	10/2014		$513	BRL	1,169	0	(35)
	10/2014		238	INR	14,413	0	(5)
	11/2014	EUR	9,770		$13,059	714	0
	11/2014		$6,823	EUR	5,139	0	(330)
	12/2014	GBP	589		$951	0	(3)
BPS	10/2014	BRL	834		370	29	0
	10/2014		$340	BRL	834	0	0
	10/2014		463	INR	28,086	0	(10)
	11/2014	EUR	2,199		$2,930	152	0
	12/2014	MXN	8,557		650	16	0
	12/2014		$2,330	MXN	31,168	0	(22)
BRC	10/2014		150	MYR	478	0	(4)
	10/2014		2,622	PLN	8,096	0	(180)
	10/2014		1,483	TRY	3,257	0	(57)
	10/2014	ZAR	3,597		$328	10	0
	11/2014		$10,569	EUR	8,168	0	(249)
	11/2014		469	SEK	3,245	0	(20)
	12/2014		337	MXN	4,410	0	(10)
CBK	10/2014	BRL	13,085		$5,587	241	0
	10/2014	INR	61,597		1,006	12	0
	10/2014		$1,872	AUD	2,109	0	(25)
	10/2014		5,338	BRL	13,085	7	0
	10/2014		2,185	ZAR	23,601	0	(98)
	11/2014	AUD	2,109		$1,867	25	0
	11/2014	DKK	29,737		5,353	307	0
	12/2014	MXN	11,329		865	26	0
DUB	10/2014	BRL	3,583		1,593	129	0
	10/2014	COP	3,362,597		1,717	58	0
	10/2014		$1,462	BRL	3,583	2	0
	10/2014		2,393	COP	4,856,025	2	0
	11/2014		123	EUR	95	0	(3)
	12/2014	COP	4,856,025		$2,377	0	(4)
	12/2014	MXN	3,406		260	7	0
FBF	10/2014	BRL	3,152		1,286	0	(2)
	10/2014	COP	190,650		99	5	0
	10/2014		$1,374	BRL	3,152	0	(86)
	10/2014		577	MYR	1,849	0	(14)
	12/2014	MXN	9,437		$722	23	0
	01/2015	BRL	3,230		1,374	87	0
GLM	10/2014		927		410	31	0
	10/2014		$378	BRL	927	1	0
	10/2014		2,654	CAD	2,939	0	(31)
	10/2014		1,682	INR	102,529	0	(28)
	10/2014		8,207	JPY	854,381	0	(417)
	11/2014	EUR	235		$300	3	0
	12/2014		$2,024	ILS	7,217	0	(63)
HUS	10/2014	BRL	442		$185	4	0
	10/2014	NZD	3,416		2,837	171	0
	10/2014	TRY	9,378		4,270	165	0
	10/2014		$180	BRL	442	0	0
	10/2014		2,700	NZD	3,416	0	(33)
	11/2014	NZD	3,416		$2,691	33	0
JPM	10/2014	BRL	390		163	4	0
	10/2014	INR	100,804		1,630	3	0
	10/2014	JPY	854,381		7,849	59	0
	10/2014	KRW	5,354,129		5,080	15	0
	10/2014	MYR	3,230		1,019	36	0
	10/2014		$159	BRL	390	0	0
	10/2014		290	MYR	924	0	(9)
	10/2014		8,623	TRY	18,756	0	(413)
	10/2014		192	ZAR	2,086	0	(7)
	10/2014	ZAR	39,702		$3,622	110	0
	11/2014		$7,851	JPY	854,381	0	(59)
	02/2015		1,593	INR	100,804	0	(6)
	02/2015		5,053	KRW	5,354,129	0	(23)
MSB	10/2014	BRL	1,083		$442	0	(1)
	10/2014		$474	BRL	1,083	0	(31)
	10/2014		31	INR	1,879	0	(1)
	12/2014	MXN	4,900		$370	7	0
RBC	02/2015		$1,284	MXN	16,965	0	(31)
SOG	10/2014	AUD	2,109		$1,956	110	0
	10/2014		$256	INR	15,495	0	(6)
	12/2014	MXN	1,857		$140	3	0
UAG	10/2014	BRL	13,856		5,653	0	(7)
	10/2014		$6,020	BRL	13,856	0	(359)
	10/2014		5,237	KRW	5,354,129	0	(172)
	11/2014	BRL	4,238		$1,787	71	0
	11/2014	CLP	703,071		1,207	35	0
	12/2014	MXN	11,535		880	26	0
	01/2015	BRL	2,225		958	72	0

Total Forward Foreign Currency Contracts						$2,832	$(2,855)

(e)	Securities with an aggregate market value of $1,387 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$4,750	$0	$4,750
Brazil
Sovereign Issues	0	19,614	0	19,614
Canada
Sovereign Issues	0	1,440	0	1,440
Chile
Sovereign Issues	0	2,880	0	2,880
Colombia
Sovereign Issues	0	4,755	0	4,755
Denmark
Sovereign Issues	0	5,448	0	5,448
France
Sovereign Issues	0	2,997	0	2,997
Germany
Sovereign Issues	0	331	0	331
India
Corporate Bonds & Notes	0	1,313	0	1,313
Italy
Sovereign Issues	0	17,475	0	17,475
Mexico
Sovereign Issues	0	8,333	0	8,333
New Zealand
Sovereign Issues	0	2,683	0	2,683
Poland
Sovereign Issues	0	1,658	0	1,658
Slovenia
Sovereign Issues	0	273	0	273
South Africa
Sovereign Issues	0	4,207	0	4,207
Spain
Sovereign Issues	0	969	0	969
Sweden
Sovereign Issues	0	900	0	900
United Kingdom
Sovereign Issues	0	7,048	0	7,048
United States
U.S. Government Agencies	0	1,280	0	1,280
U.S. Treasury Obligations	0	34,877	0	34,877
Short-Term Instruments
Repurchase Agreements	0	224	0	224
Short-Term Notes	0	600	0	600

Total Investments	$0	$124,055	$0	$124,055

Financial Derivative Instruments - Assets
Over the counter	$0	$2,832	$0	$2,832

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2,855)	$0	$(2,855)

Totals	$0	$124,032	$0	$124,032

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Intermediate Municipal Bond Exchange-Traded Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2%
MUNICIPAL BONDS & NOTES 89.3%
ALABAMA 0.9%
University of Alabama Revenue Bonds, Series 2012
5.000% due 07/01/2025	$1,610	$1,913

ARIZONA 1.3%
Arizona State University Revenue Notes, Series 2008
5.250% due 07/01/2016	400	433
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2009
4.250% due 10/01/2019	730	838
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2012
5.000% due 10/01/2022	1,350	1,649

		2,920

ARKANSAS 0.2%
University of Arkansas Revenue Bonds, Series 2012
5.000% due 05/01/2026	320	374

CALIFORNIA 11.6%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.740% due 04/01/2047	1,000	1,016
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,131
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2018	500	576
5.000% due 05/01/2019	1,040	1,226
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	500	590
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	579
California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	591
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,615
Irvine Ranch Water District, California Special Assessment Bonds, Series 2009
0.020% due 10/01/2041	900	900
Los Angeles Department of Airports, California Revenue Bonds, Series 2012
5.000% due 05/15/2029	250	287
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2010
5.000% due 12/01/2017	1,500	1,694
Metropolitan Water District of Southern California Revenue Bonds, Series 2012
5.000% due 10/01/2026	2,000	2,374
Metropolitan Water District of Southern California Revenue Notes, Series 2012
5.000% due 07/01/2022	510	624
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	992
Orange County, California Airport Revenue Notes, Series 2009
4.000% due 07/01/2018	500	558
Pleasanton Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2010
3.500% due 08/01/2015	450	462
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2010
5.000% due 05/15/2018	500	572
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2029	1,000	1,179
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	720	764
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
5.000% due 05/01/2017	1,000	1,113
San Francisco, California City & County General Obligation Notes, Series 2011
5.000% due 06/15/2021	370	450
San Jose, California Hotel Tax Revenue Notes, Series 2011
5.000% due 05/01/2017	1,115	1,229
San Juan Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2017	750	728
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	667
University of California Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,158

		25,075

COLORADO 0.1%
Denver, Colorado Airport System City & County Revenue Bonds, (FGIC Insured), Series 2006
4.000% due 11/15/2016	265	285

DISTRICT OF COLUMBIA 0.5%
District of Columbia Revenue Bonds, Series 2010
5.000% due 12/01/2024	1,000	1,164

FLORIDA 5.3%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,182
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
5.000% due 06/01/2016	750	805
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2019	1,000	1,156
Florida Municipal Power Agency Revenue Notes, Series 2009
5.000% due 10/01/2015	250	262
Inland Protection Financing Corp., Florida Revenue Notes, Series 2010
5.000% due 07/01/2016	500	539
Jacksonville, Florida Revenue Notes, Series 2012
5.000% due 10/01/2021	1,000	1,196
JEA Water & Sewer System, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	1,500	1,737
Miami-Dade County, Florida General Obligation Notes, Series 2011
3.000% due 07/01/2017	1,375	1,451
Miami-Dade County, Florida Transit System Sales Surtax Revenue Notes, Series 2010
4.000% due 07/01/2016	1,000	1,061
Orange County, Florida Health Facilities Authority Revenue Notes, Series 2009
5.000% due 10/01/2015	250	261
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2017	250	282
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,300	1,551

		11,483

GEORGIA 0.7%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2012
5.000% due 01/01/2025	500	591
Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	283
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	350	385
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
5.000% due 01/01/2020	250	293

		1,552

GUAM 0.4%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2023	770	875

ILLINOIS 6.1%
Chicago, Illinois Midway International Airport Revenue Bonds, Series 2010
5.000% due 01/01/2034	200	202
Chicago, Illinois Midway International Airport Revenue Bonds, Series 2014
5.000% due 01/01/2035	6,500	7,215
Chicago, Illinois Wastewater Transmission Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 01/01/2017	1,000	1,108
5.500% due 01/01/2018	1,000	1,144
Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2020	1,000	1,176
Illinois Finance Authority Revenue Notes, Series 2009
5.000% due 08/15/2015	375	391
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	500	535
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	750	808
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	500	575

		13,154

INDIANA 2.9%
Indiana Finance Authority Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 12/01/2017	300	327
Indiana Finance Authority Revenue Notes, Series 2008
5.000% due 11/01/2014	2,000	2,008

Indiana Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2016	500	535
5.000% due 02/01/2018	500	568
Indiana University Revenue Notes, Series 2012
5.000% due 06/01/2021	1,000	1,202
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2016	300	317
Purdue University, Indiana Certificates of Participation Bonds, Series 2006
5.250% due 07/01/2017	640	718
Vincennes University, Indiana Revenue Notes, Series 2010
4.000% due 06/01/2016	500	530

		6,205

IOWA 0.2%
Iowa Higher Education Loan Authority Revenue Notes, Series 2010
4.000% due 12/01/2016	500	538

KANSAS 0.3%
Kansas Development Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2017	500	564

KENTUCKY 0.9%
Kentucky Municipal Power Agency Revenue Notes, (AGM Insured), Series 2010
4.000% due 09/01/2016	900	959
Kentucky Turnpike Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	1,000	1,080

		2,039

MARYLAND 0.0%
Baltimore, Maryland Revenue Bonds, Series 2011
5.000% due 07/01/2021	60	72

MASSACHUSETTS 4.4%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.500% due 07/01/2017	500	567
Massachusetts Bay Transportation Authority Revenue Notes, Series 2012
5.000% due 07/01/2018	1,280	1,478
Massachusetts Development Finance Agency Revenue Notes, Series 2010
4.000% due 10/01/2016	850	909
Massachusetts Development Finance Agency Revenue Notes, Series 2012
4.000% due 10/01/2015	500	515
5.000% due 10/01/2016	600	651
Massachusetts Development Finance Agency Revenue Notes, Series 2014
1.500% due 08/01/2019	1,000	1,003
Massachusetts School Building Authority Revenue Notes, Series 2012
5.000% due 08/15/2022	1,175	1,428
Massachusetts State College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2026	2,000	2,351
Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	594

		9,496

MICHIGAN 1.5%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	1,000	1,123
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	2,000	2,039

		3,162

MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	1,000	1,115

MISSOURI 1.7%
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	1,335	1,563
Missouri Joint Municipal Electric Utility Commission Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 01/01/2016	880	929
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,119

		3,611

NEVADA 1.1%
Clark Department of Aviation, Nevada Revenue Notes, Series 2014
5.000% due 07/01/2018	2,000	2,292

NEW HAMPSHIRE 0.7%
Merrimack County, New Hampshire General Obligation Bonds, Series 2012
5.000% due 12/01/2022	1,115	1,326
New Hampshire Health & Education Facilities Authority Act Revenue Notes, Series 2009
5.000% due 07/01/2016	250	270

		1,596

NEW JERSEY 3.6%
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 09/01/2016	1,000	1,046
New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,000	1,145
New Jersey Economic Development Authority Revenue Notes, Series 2011
5.000% due 09/01/2018	2,000	2,259
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,143
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
5.000% due 12/15/2023	2,000	2,302

		7,895

NEW MEXICO 0.3%
New Mexico State Severance Tax Permanent Fund Revenue Notes, Series 2010
5.000% due 07/01/2017	500	561

NEW YORK 13.3%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2012
5.000% due 05/01/2022	1,000	1,203
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	500	588
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2023	4,000	4,773
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2017	980	1,098
New York City, New York Water & Sewer System Revenue Notes, Series 2009
5.000% due 06/15/2017	895	1,001
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 07/01/2016	370	383
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2030	1,635	1,671
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 05/01/2022	2,000	2,309
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2025	405	486
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2017	2,000	2,234
New York State Dormitory Authority Revenue Notes, Series 2011
4.000% due 07/01/2018	815	900
New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 12/15/2019	1,450	1,721
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	2,000	2,321
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 03/15/2018	500	571
Syracuse Industrial Development Agency, New York Revenue Notes, Series 2010
4.000% due 05/01/2017	500	542
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2019	1,090	1,202
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	2,000	2,398
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,075	2,475
5.000% due 11/15/2028	825	979

		28,855

NORTH CAROLINA 2.9%
Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	346
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,665	1,925
5.000% due 10/01/2027	1,100	1,249
North Carolina State Revenue Bonds, Series 2011
5.000% due 11/01/2022	1,500	1,789
Union County, North Carolina Certificates of Participation Bonds, (AMBAC Insured), Series 2006
5.000% due 06/01/2022	360	387
University of North Carolina at Chapel Hill Revenue Notes, Series 2005
5.000% due 02/01/2015	250	254
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2026	250	299

		6,249

OHIO 7.3%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2009
5.000% due 02/15/2017	500	548
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	800	934
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2012
5.000% due 01/01/2026	1,000	1,163
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	3,000	3,511
Kent State University, Ohio Revenue Notes, Series 2012
5.000% due 05/01/2017	640	706
Ohio State General Obligation Bonds, Series 2011
5.000% due 08/01/2022	3,000	3,642
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2020	1,000	1,195
Ohio State Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2016	300	305
Ohio State Turnpike Commission Revenue Bonds, (FGIC Insured), Series 1998
5.500% due 02/15/2016	1,000	1,071
5.500% due 02/15/2017	225	250
Ohio State Water Development Authority Revenue Notes, Series 2011
5.000% due 06/01/2017	1,005	1,112
University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2024	1,250	1,483

		15,920

OREGON 0.2%
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	500	554

PENNSYLVANIA 4.8%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2012
5.000% due 03/01/2024	500	583
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2017	500	556
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	900	1,029
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.250% due 06/15/2023	2,500	2,939
Pennsylvania Higher Educational Facilities Authority Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 04/01/2016	250	267
Pennsylvania Turnpike Commission Revenue Notes, Series 2014
0.920% due 12/01/2020	4,500	4,537
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2010
5.000% due 03/01/2018	500	568

		10,479

SOUTH CAROLINA 0.1%
Piedmont Municipal Power Agency, South Carolina Revenue Notes, Series 2009
5.000% due 01/01/2015	250	253

TENNESSEE 1.0%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	870	990
5.250% due 09/01/2026	1,000	1,180

		2,170

TEXAS 11.9%
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
4.000% due 02/15/2023	1,225	1,371
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,198
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014
0.620% due 12/01/2042	7,000	7,013
Katy Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2012
5.000% due 02/15/2020	1,500	1,781
La Joya Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
5.000% due 02/15/2027	1,000	1,179
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2020	1,000	1,170
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2010
1.200% due 08/01/2040	980	988
Pflugerville Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
5.000% due 02/15/2024	1,165	1,382
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
5.000% due 09/15/2025	1,000	1,165

San Antonio, Texas Water System Revenue Bonds, Series 2012
5.000% due 05/15/2023	1,500	1,777
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	3,000	3,334
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2008
5.625% due 12/15/2017	1,840	2,023
Texas State General Obligation Notes, Series 2010
4.000% due 12/01/2015	810	844
University of Texas System Revenue Bonds, Series 2010
5.000% due 08/15/2022	500	611

		25,836

WASHINGTON 2.0%
Pierce County, Washington School District No. 10 Tacoma General Obligation Bonds, Series 2012
5.000% due 12/01/2024	1,000	1,235
Seattle, Washington Solid Waste Revenue Notes, Series 2014
5.000% due 05/01/2024	545	663
Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	2,000	2,362

		4,260

WISCONSIN 0.6%
Wisconsin State Clean Water Fund Leveraged Loan Portfolio Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,000	1,217

Total Municipal Bonds & Notes (Cost $187,373)		193,734

SHORT-TERM INSTRUMENTS 9.9%
REPURCHASE AGREEMENTS (b) 0.3%		566

U.S. TREASURY BILLS 9.6%
0.031% due 01/02/2015 - 03/19/2015 (a)	20,900	20,899

Total Short-Term Instruments (Cost $21,464)		21,465

Total Investments in Securities (Cost $208,837)		215,199

Total Investments 99.2% (Cost $208,837)		$215,199
Other Assets and Liabilities, net 0.8%		1,755

Net Assets 100.0%		$216,954

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$566	U.S. Treasury Notes 1.500% due 02/28/2019	$(581)	$566	$566

Total Repurchase Agreements						$(581)	$566	$566

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,913	$0	$1,913
Arizona	0	2,920	0	2,920
Arkansas	0	374	0	374
California	0	25,075	0	25,075
Colorado	0	285	0	285
District of Columbia	0	1,164	0	1,164
Florida	0	11,483	0	11,483
Georgia	0	1,552	0	1,552
Guam	0	875	0	875
Illinois	0	13,154	0	13,154
Indiana	0	6,205	0	6,205
Iowa	0	538	0	538
Kansas	0	564	0	564
Kentucky	0	2,039	0	2,039
Maryland	0	72	0	72
Massachusetts	0	9,496	0	9,496
Michigan	0	3,162	0	3,162
Minnesota	0	1,115	0	1,115
Missouri	0	3,611	0	3,611
Nevada	0	2,292	0	2,292
New Hampshire	0	1,596	0	1,596
New Jersey	0	7,895	0	7,895
New Mexico	0	561	0	561
New York	0	28,855	0	28,855
North Carolina	0	6,249	0	6,249
Ohio	0	15,920	0	15,920
Oregon	0	554	0	554
Pennsylvania	0	10,479	0	10,479
South Carolina	0	253	0	253
Tennessee	0	2,170	0	2,170
Texas	0	25,836	0	25,836
Washington	0	4,260	0	4,260
Wisconsin	0	1,217	0	1,217
Short-Term Instruments
Repurchase Agreements	0	566	0	566
U.S. Treasury Bills	0	20,899	0	20,899

Total Investments	$0	$215,199	$0	$215,199

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Exchange-Traded Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.4%
CORPORATE BONDS & NOTES 71.6%
BANKING & FINANCE 34.9%
Abbey National Treasury Services PLC
2.350% due 09/10/2019		$1,000	$991
Ally Financial, Inc.
3.125% due 01/15/2016		1,200	1,206
4.625% due 06/26/2015		500	508
6.750% due 12/01/2014		200	202
Banco Bradesco S.A.
4.500% due 01/12/2017		200	210
Banco del Estado de Chile
2.000% due 11/09/2017		800	807
Banco Santander Brasil S.A.
4.250% due 01/14/2016		800	830
Banco Santander Chile
3.750% due 09/22/2015		200	205
Bank Nederlandse Gemeenten NV
0.625% due 09/15/2016		3,000	2,993
0.875% due 02/21/2017		800	798
Bank of America Corp.
6.500% due 08/01/2016		300	328
Bank of America N.A.
0.514% due 06/15/2016		250	249
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.612% due 03/20/2018	AUD	1,000	881
BBVA Bancomer S.A.
4.500% due 03/10/2016		$1,200	1,257
BPCE S.A.
0.865% due 06/17/2017		1,250	1,256
CIT Group, Inc.
4.750% due 02/15/2015		1,600	1,619
DBS Bank Ltd.
0.844% due 07/15/2021		500	493
5.000% due 11/15/2019		200	201
DBS Group Holdings Ltd.
0.733% due 07/16/2019		1,000	1,001
Denali Borrower LLC
5.625% due 10/15/2020		850	877
Eksportfinans ASA
2.000% due 09/15/2015		200	200
2.375% due 05/25/2016		900	903
3.000% due 11/17/2014		700	703
5.500% due 05/25/2016		100	106
Ford Motor Credit Co. LLC
1.500% due 01/17/2017		2,400	2,398
General Motors Financial Co., Inc.
2.750% due 05/15/2016		1,125	1,136
Goldman Sachs Group, Inc.
0.858% due 06/04/2017		2,500	2,519
Hana Bank
1.375% due 02/05/2016		1,000	1,001
HBOS PLC
0.933% due 09/06/2017		1,000	1,000
Hutchison Whampoa International Ltd.
2.000% due 11/08/2017		1,000	1,010
Hypothekenbank Frankfurt International S.A.
0.099% due 03/20/2017		100	96
5.125% due 01/21/2016		150	157
Hyundai Capital Services, Inc.
1.034% due 03/18/2017		1,000	1,003
Industrial Bank of Korea
2.375% due 07/17/2017		2,200	2,241
ING Bank NV
0.910% due 05/23/2016		500	499
International Lease Finance Corp.
4.875% due 04/01/2015		500	508
5.750% due 05/15/2016		300	314
8.625% due 09/15/2015		800	847
Intesa Sanpaolo SpA
3.625% due 08/12/2015		1,000	1,022
Jackson National Life Global Funding
1.250% due 02/21/2017		200	199
John Deere Capital Corp.
1.400% due 03/15/2017		200	202

Kookmin Bank
1.110% due 01/27/2017	550	554
1.484% due 10/11/2016	1,000	1,014
Korea Development Bank
3.875% due 05/04/2017	200	212
Korea Exchange Bank
1.750% due 09/27/2015	300	302
3.125% due 06/26/2017	700	725
Landwirtschaftliche Rentenbank
0.344% due 12/05/2018	700	703
Macquarie Bank Ltd.
5.000% due 02/22/2017	1,722	1,857
Macquarie Group Ltd.
3.000% due 12/03/2018	250	255
Navient LLC
3.875% due 09/10/2015	1,250	1,265
6.250% due 01/25/2016	300	312
NRAM Covered Bond LLP
5.625% due 06/22/2017	200	223
Piper Jaffray Cos.
2.233% due 05/31/2017	250	250
4.733% due 11/30/2015	1,100	1,108
RCI Banque S.A.
4.600% due 04/12/2016	200	210
Regions Bank
7.500% due 05/15/2018	1,000	1,168
Regions Financial Corp.
5.750% due 06/15/2015	200	206
Royal Bank of Scotland PLC
0.934% due 04/11/2016	1,000	1,004
1.014% due 10/14/2016	221	222
5.000% due 05/17/2015	180	183
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017	200	202
Shinhan Bank
4.375% due 09/15/2015	1,000	1,032
4.375% due 07/27/2017	200	214
Synchrony Financial
1.875% due 08/15/2017	800	802
U.S. Bank N.A.
3.778% due 04/29/2020	250	254
Weyerhaeuser Co.
6.950% due 08/01/2017	1,000	1,141
Woori Bank Co. Ltd.
4.750% due 01/20/2016	200	209

		50,603

INDUSTRIALS 24.9%
Amgen, Inc.
2.125% due 05/15/2017	200	204
Anglo American Capital PLC
1.184% due 04/15/2016	200	201
Anheuser-Busch InBev Finance, Inc.
0.800% due 01/15/2016	100	100
BAT International Finance PLC
1.400% due 06/05/2015	1,375	1,382
British Sky Broadcasting Group PLC
2.625% due 09/16/2019	500	500
Cisco Systems, Inc.
0.734% due 03/01/2019	100	101
CONSOL Energy, Inc.
8.250% due 04/01/2020	300	316
COX Communications, Inc.
5.875% due 12/01/2016	1,028	1,126
Daimler Finance North America LLC
2.400% due 04/10/2017	200	206
DCP Midstream Operating LP
2.700% due 04/01/2019	200	201
DISH DBS Corp.
6.625% due 10/01/2014	400	400
7.125% due 02/01/2016	1,000	1,062
Enbridge, Inc.
0.684% due 06/02/2017	1,200	1,205
Enterprise Products Operating LLC
1.250% due 08/13/2015	1,000	1,005
Express Scripts Holding Co.
2.250% due 06/15/2019	500	494
Forest Laboratories, Inc.
4.375% due 02/01/2019	750	790
Gannett Co., Inc.
8.750% due 11/15/2014	700	706
Glencore Finance Canada Ltd.
2.850% due 11/10/2014	700	702

HCA, Inc.
6.375% due 01/15/2015	1,000	1,011
6.500% due 02/15/2016	300	314
Humana, Inc.
2.625% due 10/01/2019	500	500
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	200	207
Hyundai Capital America
1.450% due 02/06/2017	200	200
1.875% due 08/09/2016	100	101
Kansas City Southern de Mexico S.A. de C.V.
0.935% due 10/28/2016	700	704
KazMunayGas National Co. JSC
11.750% due 01/23/2015	1,200	1,238
Kia Motors Corp.
3.625% due 06/14/2016	1,140	1,183
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	1,000	1,099
Korea Expressway Corp.
5.125% due 05/20/2015	1,300	1,335
Korea National Oil Corp.
3.125% due 04/03/2017	2,000	2,069
4.000% due 10/27/2016	200	211
Lafarge S.A.
6.200% due 07/09/2015	331	343
Life Technologies Corp.
3.500% due 01/15/2016	100	103
Lowe’s Cos., Inc.
0.654% due 09/10/2019	1,000	1,003
MGM Resorts International
6.625% due 07/15/2015	1,300	1,339
Nissan Motor Acceptance Corp.
0.784% due 03/03/2017	1,000	1,004
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016	1,000	1,063
Penske Truck Leasing Co. LP
2.500% due 03/15/2016	100	102
Philip Morris International, Inc.
1.625% due 03/20/2017	200	202
Plains Exploration & Production Co.
6.125% due 06/15/2019	130	143
Reynolds American, Inc.
1.050% due 10/30/2015	1,100	1,103
7.750% due 06/01/2018	200	236
Rockies Express Pipeline LLC
3.900% due 04/15/2015	150	150
SABIC Capital BV
3.000% due 11/02/2015	200	205
Sabine Pass LNG LP
7.500% due 11/30/2016	1,150	1,225
SABMiller Holdings, Inc.
1.850% due 01/15/2015	200	201
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017	200	205
SK Broadband Co. Ltd.
2.875% due 10/29/2018	250	252
SK Telecom Co. Ltd.
2.125% due 05/01/2018	1,200	1,197
Southwestern Energy Co.
7.500% due 02/01/2018	100	117
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016	935	973
4.949% due 01/15/2015	300	304
6.221% due 07/03/2017	400	447
Toll Brothers Finance Corp.
8.910% due 10/15/2017	500	582
Transocean, Inc.
4.950% due 11/15/2015	100	104
TRW Automotive, Inc.
7.250% due 03/15/2017	1,200	1,326
Tyson Foods, Inc.
2.650% due 08/15/2019	500	501
UAL Pass-Through Trust
10.400% due 05/01/2018	394	436
USG Corp.
8.375% due 10/15/2018	100	104
Wynn Macau Ltd.
5.250% due 10/15/2021	200	194

		36,037

UTILITIES 11.8%
AES Corp.
3.234% due 06/01/2019	1,000	987

BG Energy Capital PLC
6.500% due 11/30/2072		1,000	1,090
British Telecommunications PLC
1.250% due 02/14/2017		200	200
Enel Finance International NV
3.875% due 10/07/2014		740	740
Enel SpA
4.875% due 02/20/2018	EUR	300	430
FirstEnergy Corp.
2.750% due 03/15/2018		$1,250	1,256
Korea Gas Corp.
2.250% due 07/25/2017		200	203
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018		1,110	1,128
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		200	207
KT Corp.
1.750% due 04/22/2017		1,500	1,500
3.875% due 01/20/2017		265	278
Orange S.A.
2.750% due 09/14/2016		1,200	1,237
2.750% due 02/06/2019		100	101
Petrobras Global Finance BV
2.595% due 03/17/2017		1,300	1,318
Petroleos Mexicanos
5.750% due 03/01/2018		200	222
Rosneft Finance S.A.
6.250% due 02/02/2015		400	405
7.500% due 07/18/2016		400	418
Sinopec Group Overseas Development Ltd.
1.014% due 04/10/2017		900	902
1.154% due 04/10/2019		200	200
Sprint Communications, Inc.
6.000% due 12/01/2016		1,400	1,475
Telecom Italia Capital S.A.
5.250% due 10/01/2015		100	103
Trans-Allegheny Interstate Line Co.
4.000% due 01/15/2015		100	101
Verizon Communications, Inc.
1.984% due 09/14/2018		2,347	2,475
2.500% due 09/15/2016		200	205

			17,181

Total Corporate Bonds & Notes (Cost $104,216)			103,821

MUNICIPAL BONDS & NOTES 0.1%
NEW YORK 0.1%
New York City, New York General Obligation Notes, Series 2007
5.000% due 10/01/2014		200	200

Total Municipal Bonds & Notes (Cost $200)			200

U.S. TREASURY OBLIGATIONS 33.3%
U.S. Treasury Notes
0.500% due 07/31/2016 (a)		31,000	31,005
0.500% due 08/31/2016 (a)		17,300	17,282

Total U.S. Treasury Obligations (Cost $48,258)			48,287

MORTGAGE-BACKED SECURITIES 6.2%
BCAP LLC Trust
0.316% due 03/26/2037		188	184
Bear Stearns Adjustable Rate Mortgage Trust
2.308% due 02/25/2033		4	3
Citigroup Mortgage Loan Trust, Inc.
2.731% due 11/25/2038		85	86
Commercial Mortgage Trust
1.054% due 06/11/2027		1,300	1,302
Countrywide Alternative Loan Trust
0.605% due 08/25/2033		30	30
Credit Suisse Mortgage Capital Certificates
2.517% due 09/27/2036		81	82
DBUBS Mortgage Trust
3.742% due 11/10/2046		720	744
First Horizon Mortgage Pass-Through Trust
2.565% due 09/25/2033		121	123
Granite Mortgages PLC
0.513% due 09/20/2044		268	267
GS Mortgage Securities Trust
4.761% due 07/10/2039		195	198
Jefferies Resecuritization Trust
5.126% due 07/26/2037		25	25

JPMorgan Chase Commercial Mortgage Securities Trust
1.132% due 07/15/2031		1,500	1,503
4.878% due 01/15/2042		83	83
4.899% due 01/12/2037		40	40
5.814% due 06/12/2043		258	274
JPMorgan Resecuritization Trust
2.120% due 07/27/2037		214	215
MASTR Adjustable Rate Mortgages Trust
2.643% due 04/21/2034		180	184
Residential Accredit Loans, Inc. Trust
0.595% due 06/25/2034		183	182
Selkirk Ltd.
1.183% due 02/20/2041		177	177
1.860% due 12/20/2041		1,500	1,492
Sequoia Mortgage Trust
0.814% due 06/20/2033		14	13
0.874% due 11/22/2024		28	28
Structured Asset Mortgage Investments Trust
0.443% due 07/19/2034		30	30
Thornburg Mortgage Securities Trust
2.244% due 04/25/2045		435	442
WaMu Mortgage Pass-Through Certificates Trust
0.555% due 06/25/2044		1,315	1,232
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 06/25/2035		11	11

Total Mortgage-Backed Securities (Cost $8,924)			8,950

ASSET-BACKED SECURITIES 5.5%
Alba SPV SRL
1.701% due 04/20/2040	EUR	106	135
ALM Ltd.
1.473% due 07/18/2022		$750	750
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.915% due 09/25/2033		75	73
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.415% due 10/25/2035		85	85
Bear Stearns Asset-Backed Securities Trust
0.955% due 10/27/2032		48	46
COA Summit CLO Ltd.
1.584% due 04/20/2023		300	300
Credit Suisse First Boston Mortgage Securities Corp.
2.405% due 10/25/2032		173	174
Drug Royalty LP
3.082% due 07/15/2023		294	296
Duane Street CLO Ltd.
0.463% due 11/14/2021		225	223
Duchess CLO BV
0.383% due 02/28/2023	EUR	136	169
Eagle Creek CLO Ltd.
0.618% due 02/28/2018		$328	328
First Franklin Mortgage Loan Trust
0.905% due 11/25/2034		419	396
Gallatin CLO Ltd.
1.432% due 07/15/2023		1,000	998
Halcyon Structured Asset Management Long/Short Ltd.
0.462% due 08/07/2021		91	91
Highbridge Loan Management Ltd.
1.485% due 09/20/2022		500	500
Madison Park Funding Ltd.
1.484% due 06/15/2022		494	494
National Collegiate Student Loan Trust
0.395% due 11/27/2028		409	401
Neuberger Berman CLO Ltd.
1.384% due 07/25/2023		1,000	1,002
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.655% due 03/25/2035		197	195
Symphony CLO Ltd.
1.335% due 01/09/2023		1,250	1,250

Total Asset-Backed Securities (Cost $7,906)			7,906

SOVEREIGN ISSUES 8.7%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		200	206
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	6,000	2,258
Export-Import Bank of Korea
1.250% due 11/20/2015		$550	553
5.375% due 10/04/2016		2,000	2,169
Japan Bank for International Cooperation
2.500% due 01/21/2016		1,400	1,437
Japan Finance Organization for Municipalities
1.500% due 09/12/2017		4,100	4,121

Korea Land & Housing Corp.
1.875% due 08/02/2017		1,000	1,003
Qatar Government International Bond
3.125% due 01/20/2017		500	523
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	100	128
4.750% due 05/10/2018		$200	214

Total Sovereign Issues (Cost $12,868)			12,612

SHORT-TERM INSTRUMENTS 3.0%
CERTIFICATES OF DEPOSIT 2.0%
Banco do Brasil S.A.
1.211% due 06/29/2015		1,300	1,300
Intesa Sanpaolo SpA
1.650% due 04/07/2015		200	201
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		1,400	1,400

			2,901

COMMERCIAL PAPER 1.0%
Tesco Treasury Services PLC
1.024% due 08/17/2015		1,400	1,390

Total Short-Term Instruments (Cost $4,288)			4,291

Total Investments in Securities (Cost $186,660)			186,067

Total Investments 128.4% (Cost $186,660)			$186,067
Financial Derivative Instruments (b) 0.4% (Cost or Premiums, net $0)			565
Other Assets and Liabilities, net (28.8%)			(41,704)

Net Assets 100.0%			$144,928

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
JPS	(2.450%)	09/30/2014	10/01/2014	$(25,732)	$(25,730)
	(2.000%)	09/29/2014	10/01/2014	(5,307)	(5,306)
	(0.300%)	09/30/2014	10/01/2014	(14,400)	(14,400)

Total Reverse Repurchase Agreements					$(45,436)

(1)	As of September 30, 2014, there were no open sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2014 was $28,341 at a weighted average interest rate of (0.430%).

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
BCY	U.S. Treasury Notes	1.625%	07/31/2019	$5,900	$(5,859)	$(5,881)

Total Short Sales					$(5,859)	$(5,881)

(2)	Payable for short sales includes $16 of accrued interest.

(a)	Securities with an aggregate market value of $45,391 have been pledged as collateral under the terms of master agreements as of September 30, 2014.

(b)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	11/2014	EUR	2,691		$3,606	$206	$0
BPS	10/2014	JPY	168,200		1,599	65	0
BRC	12/2014		$727	GBP	444	0	(7)
	03/2015	EUR	100		$137	11	0
CBK	11/2014		$1,385	EUR	1,068	0	(36)
FBF	11/2014		3,042	JPY	332,800	0	(7)
	07/2015	BRL	6,000		$2,467	187	0
HUS	10/2014	AUD	1,004		936	57	0
MSB	10/2014	JPY	283,500		2,727	142	0
SCX	11/2014		$1,370	EUR	1,042	0	(53)
UAG	10/2014		4,148	JPY	451,700	0	(29)
	11/2014	JPY	451,700		$4,149	29	0

Total Forward Foreign Currency Contracts						$697	$(132)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$50,603	$0	$50,603
Industrials	0	35,601	436	36,037
Utilities	0	17,181	0	17,181
Municipal Bonds & Notes
New York	0	200	0	200
U.S. Treasury Obligations	0	48,287	0	48,287
Mortgage-Backed Securities	0	7,458	1,492	8,950
Asset-Backed Securities	0	7,906	0	7,906
Sovereign Issues	0	12,612	0	12,612
Short-Term Instruments
Certificates of Deposit	0	2,901	0	2,901
Commercial Paper	0	1,390	0	1,390

Total Investments	$0	$184,139	$1,928	$186,067

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(5,881)	$0	$(5,881)

Financial Derivative Instruments - Assets
Over the counter	$0	$697	$0	$697

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(132)	$0	$(132)

Totals	$0	$178,823	$1,928	$180,751

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2014.

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2014:

Category and Subcategory	Beginning Balance at 06/30/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2014 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$250	$0	$0	$0	$0	$0	$0	$(250)	$0	$0
Industrials	0	445	0	(2)	0	(7)	0	0	436	(7)
Mortgage-Backed Securities	1,300	1,492	0	0	0	2	0	(1,302)	1,492	0
Asset-Backed Securities	300	0	(6)	0	0	2	0	(296)	0	0
Short-Term Instruments
Certificates of Deposit	1,000	0	(1,000)	0	0	0	0	0	0	0

Totals	$2,850	$1,937	$(1,006)	$(2)	$0	$(3)	$0	$(1,848)	$1,928	$(7)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$436	Third Party Vendor	Broker Quote	110.75
Mortgage-Backed Securities	1,492	Benchmark Pricing	Base Price	99.50

Total	$1,928

(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short Term Municipal Bond Exchange-Traded Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.2%
MUNICIPAL BONDS & NOTES 96.6%
ARIZONA 3.5%
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2017	$1,000	$1,070
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Notes, Series 2011
4.000% due 12/01/2014	1,600	1,610

		2,680

CALIFORNIA 1.7%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.740% due 04/01/2047	1,000	1,016
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	250	274

		1,290

CONNECTICUT 2.2%
Stratford, Connecticut General Obligation Notes, Series 2011
3.500% due 08/01/2015	1,635	1,676

FLORIDA 11.9%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
5.000% due 06/01/2016	1,000	1,074
Florida Municipal Power Agency Revenue Notes, Series 2011
4.000% due 10/01/2015	1,775	1,839
Florida State General Obligation Notes, Series 2009
5.000% due 06/01/2019	625	733
Florida State General Obligation Notes, Series 2011
5.000% due 06/01/2016	500	539
Lakeland, Florida Department of Electric Utilities Revenue Notes, Series 2012
0.790% due 10/01/2017	3,000	3,012
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2008
5.250% due 10/01/2018	500	580
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2015	1,270	1,331

		9,108

GEORGIA 2.1%
Atlanta Department of Aviation, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2018	500	567
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	1,000	1,018

		1,585

ILLINOIS 2.9%
Chicago, Illinois Midway International Airport Revenue Bonds, Series 2010
5.000% due 01/01/2034	500	506
Illinois Finance Authority Revenue Bonds, Series 2004
5.500% due 10/01/2014	200	200
Illinois Finance Authority Revenue Bonds, Series 2008
1.300% due 07/01/2042	400	404
Illinois State General Obligation Notes, Series 2012
5.000% due 08/01/2016	1,000	1,069

		2,179

INDIANA 1.3%
Indiana Finance Authority Revenue Notes, Series 2008
5.000% due 11/01/2014	1,000	1,004

LOUISIANA 0.7%
Louisiana Offshore Terminal Authority Revenue Bonds, Series 2010
2.100% due 10/01/2040	500	500

MASSACHUSETTS 2.6%
Commonwealth of Massachusetts General Obligation Notes, Series 2013
0.400% due 02/01/2017	1,000	1,002

Massachusetts Development Finance Agency Revenue Notes, Series 2014
1.500% due 08/01/2019	1,000	1,003

		2,005

MICHIGAN 1.3%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	1,000	1,019

MINNESOTA 4.1%
Northern Municipal Power Agency, Minnesota Revenue Notes, Series 2010
5.000% due 01/01/2019	750	857
Southern Minnesota Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 01/01/2017	1,000	1,104
University of Minnesota Revenue Notes, Series 2011
5.000% due 12/01/2017	1,000	1,134

		3,095

NEBRASKA 2.0%
Nebraska Public Power District Revenue Notes, Series 2012
5.000% due 01/01/2019	1,330	1,540

NEVADA 5.7%
Clark Department of Aviation, Nevada Revenue Notes, Series 2014
5.000% due 07/01/2018	1,000	1,146
Nevada State General Obligation Bonds, (AGM Insured), Series 2005
5.000% due 12/01/2016	2,000	2,063
Nevada State Revenue Notes, Series 2013
5.000% due 12/01/2017	1,000	1,133

		4,342

NEW JERSEY 1.5%
New Jersey Transit Corp. Revenue Notes, Series 2014
5.000% due 09/15/2017	1,000	1,108

NEW MEXICO 1.5%
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	1,000	1,154

NEW YORK 13.5%
Metropolitan Transportation Authority, New York Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 11/15/2015	220	232
Metropolitan Transportation Authority, New York Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 11/15/2014	590	593
Metropolitan Transportation Authority, New York Revenue Notes, Series 2012
4.000% due 11/15/2016	605	650
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
4.000% due 08/15/2015	500	517
New York City, New York General Obligation Notes, Series 2007
5.000% due 08/01/2016	1,040	1,127
New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,143
New York State Dormitory Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	250	269
5.000% due 07/01/2018	1,000	1,129
New York State Dormitory Authority Revenue Notes, Series 2012
4.000% due 05/15/2017	450	488
New York State Energy Research & Development Authority Revenue Notes, Series 2011
2.125% due 03/15/2015	1,500	1,509
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,161
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2013
3.000% due 11/15/2015	1,460	1,505

		10,323

NORTH CAROLINA 3.4%
Durham, North Carolina Revenue Notes, Series 2010
4.000% due 10/01/2016	250	266
North Carolina Municipal Power Agency No. 1 Revenue Notes, Series 2008
5.250% due 01/01/2015	1,140	1,155
North Carolina State Revenue Notes, Series 2013
5.000% due 05/01/2018	1,000	1,145

		2,566

OHIO 6.1%
Cincinnati, Ohio Water System Revenue Notes, Series 2009
5.000% due 12/01/2017	1,000	1,135

Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	1,000	1,063
Ohio Higher Educational Facility Commission Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 12/01/2019	750	892
Ohio State University Revenue Notes, Series 2010
5.000% due 12/01/2016	500	549
Ohio State Water Development Authority Revenue Bonds, Series 2003
5.250% due 06/01/2015	1,000	1,034

		4,673

OKLAHOMA 0.6%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	420	467

OREGON 2.1%
Oregon Health & Science University Revenue Notes, Series 2012
5.000% due 07/01/2020	225	265
Portland, Oregon Sewer System Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 06/01/2015	245	253
Tri-County Metropolitan Transportation District, Oregon Revenue Notes, Series 2013
4.000% due 11/01/2017	1,000	1,055

		1,573

PENNSYLVANIA 4.6%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
1.750% due 12/01/2033	1,500	1,521
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2005
0.020% due 02/15/2021	2,000	2,000

		3,521

SOUTH CAROLINA 0.3%
South Carolina State Public Service Authority Revenue Notes, Series 2010
5.000% due 01/01/2016	250	265

TENNESSEE 1.7%
Memphis, Tennessee Electric System Revenue Notes, Series 2010
5.000% due 12/01/2014	675	680
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue Notes, Series 2012
4.000% due 10/01/2014	650	650

		1,330

TEXAS 11.2%
Austin, Texas Water & Wastewater System Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 11/15/2015	500	529
Austin, Texas Water & Wastewater System Revenue Notes, Series 2009
5.000% due 11/15/2017	250	283
City Public Service Board of San Antonio, Texas Revenue Notes, Series 2014
5.000% due 02/01/2020 (a)	750	886
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2009
5.000% due 11/01/2017	1,000	1,129
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2012
4.000% due 11/01/2015	500	520
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2013
5.000% due 11/01/2018	500	581
Fort Bend Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2010
5.000% due 08/15/2016	500	543
Lower Colorado River Authority, Texas Revenue Notes, Series 2013
5.000% due 05/15/2017	1,595	1,765
San Antonio, Texas Water System Revenue Bonds, Series 2013
0.720% due 05/01/2043	1,000	1,000
Texas Public Finance Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	1,000	1,029
University of North Texas Revenue Notes, Series 2010
5.000% due 04/15/2016	250	268

		8,533

UTAH 1.9%
Intermountain Power Agency, Utah Revenue Notes, Series 2013
5.000% due 07/01/2018	760	873
Intermountain Power Agency, Utah Revenue Notes, Series 2014
5.000% due 07/01/2018	500	574

		1,447

VIRGINIA 2.0%
Virginia College Building Authority Revenue Notes, Series 2009
5.000% due 09/01/2017	175	197

Virginia Public School Authority Revenue Notes, Series 2011
5.000% due 08/01/2018	1,140	1,313

		1,510

WASHINGTON 3.1%
King County, Washington General Obligation Notes, Series 2007
5.000% due 12/01/2015	250	264
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
5.000% due 12/01/2015	1,000	1,055
Washington State General Obligation Notes, Series 2013
5.000% due 07/01/2017	910	1,019

		2,338

WISCONSIN 1.1%
Wisconsin Department of Transportation Revenue Notes, Series 2013
4.000% due 07/01/2018	750	835

Total Municipal Bonds & Notes (Cost $73,203)		73,666

U.S. TREASURY OBLIGATIONS 2.8%
U.S. Treasury Notes
0.250% due 02/28/2015	1,900	1,902
0.250% due 03/31/2015	200	200

Total U.S. Treasury Obligations (Cost $2,101)		2,102

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (b) 0.8%		602

Total Short-Term Instruments (Cost $602)		602

Total Investments in Securities (Cost $75,906)		76,370

Total Investments 100.2% (Cost $75,906)		$76,370
Other Assets and Liabilities, net (0.2%)		(149)

Net Assets 100.0%		$76,221

Notes to Schedule of Investments (amounts in thousands):

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2014	10/01/2014	$602	U.S. Treasury Notes 1.500% due 02/28/2019	$(616)	$602	$602

Total Repurchase Agreements						$(616)	$602	$602

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$2,680	$0	$2,680
California	0	1,290	0	1,290
Connecticut	0	1,676	0	1,676
Florida	0	9,108	0	9,108
Georgia	0	1,585	0	1,585
Illinois	0	2,179	0	2,179
Indiana	0	1,004	0	1,004
Louisiana	0	500	0	500
Massachusetts	0	2,005	0	2,005
Michigan	0	1,019	0	1,019
Minnesota	0	3,095	0	3,095
Nebraska	0	1,540	0	1,540
Nevada	0	4,342	0	4,342
New Jersey	0	1,108	0	1,108
New Mexico	0	1,154	0	1,154
New York	0	10,323	0	10,323
North Carolina	0	2,566	0	2,566
Ohio	0	4,673	0	4,673
Oklahoma	0	467	0	467
Oregon	0	1,573	0	1,573
Pennsylvania	0	3,521	0	3,521
South Carolina	0	265	0	265
Tennessee	0	1,330	0	1,330
Texas	0	8,533	0	8,533
Utah	0	1,447	0	1,447
Virginia	0	1,510	0	1,510
Washington	0	2,338	0	2,338
Wisconsin	0	835	0	835
U.S. Treasury Obligations	0	2,102	0	2,102
Short-Term Instruments
Repurchase Agreements	0	602	0	602

Total Investments	$0	$76,370	$0	$76,370

There were no significant transfers between Level 1, 2, and 3 during the period ended September 30, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Exchange-Traded Fund

September 30, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.7%
BANK LOAN OBLIGATIONS 1.2%
Biomet, Inc.
3.655% due 07/25/2017		$4,613	$4,589
H.J. Heinz Co.
3.500% due 06/05/2020		14,615	14,462
HCA, Inc.
2.983% due 05/01/2018		3,960	3,920
Hologic, Inc.
3.250% due 08/01/2019		2,276	2,255
MGM Resorts International
2.904% due 12/20/2017		9,825	9,761
Valeant Pharmaceuticals International, Inc.
3.750% due 08/05/2020		960	950

Total Bank Loan Obligations (Cost $36,367)			35,937

CORPORATE BONDS & NOTES 48.7%
BANKING & FINANCE 38.4%
Allstate Life Global Funding Trusts CPI Linked Bond
3.109% due 11/25/2016		2,500	2,548
Ally Financial, Inc.
2.434% due 12/01/2014		5,365	5,359
2.914% due 07/18/2016		2,600	2,624
3.500% due 07/18/2016		2,000	2,028
3.500% due 01/27/2019		10,000	9,750
4.625% due 06/26/2015		8,300	8,436
Banco Popolare SC
3.500% due 03/14/2019	EUR	7,400	9,708
Bank of America Corp.
2.600% due 01/15/2019		$28,900	28,867
6.875% due 04/25/2018		10,000	11,545
Bankia S.A.
0.408% due 01/25/2016	EUR	500	626
3.500% due 01/17/2019		2,100	2,853
3.625% due 10/05/2016		5,050	6,796
4.375% due 02/14/2017		3,800	5,166
5.000% due 10/30/2014		1,100	1,394
Barclays Bank PLC
7.625% due 11/21/2022 (f)		$35,400	38,108
7.750% due 04/10/2023		5,400	5,852
14.000% due 06/15/2019 (d)	GBP	15,500	32,528
Belvoir Land LLC
5.300% due 12/15/2035		$1,889	1,918
BPCE S.A.
4.625% due 07/11/2024 (f)		30,000	29,411
5.150% due 07/21/2024		10,000	10,328
5.700% due 10/22/2023 (f)		18,800	20,059
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		5,200	6,173
Citigroup, Inc.
1.194% due 07/25/2016		10,000	10,107
Credit Agricole S.A.
8.125% due 09/19/2033 (f)		27,200	30,288
Credit Suisse
6.500% due 08/08/2023		18,400	20,057
Eksportfinans ASA
0.890% due 06/16/2015	JPY	1,100,000	9,967
2.000% due 09/15/2015		$20,400	20,426
2.375% due 05/25/2016		17,491	17,556
3.000% due 11/17/2014		9,800	9,836
5.500% due 05/25/2016		5,571	5,886
5.500% due 06/26/2017		1,000	1,081
Ford Motor Credit Co. LLC
1.500% due 01/17/2017		3,500	3,496
6.625% due 08/15/2017		15,600	17,648
General Electric Capital Corp.
6.375% due 11/15/2067 (f)		46,100	50,018
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		11,000	12,411
International Lease Finance Corp.
8.625% due 09/15/2015		8,500	9,000
Intesa Sanpaolo SpA
2.375% due 01/13/2017		10,000	10,117
3.125% due 01/15/2016		4,136	4,232
3.875% due 01/16/2018		7,500	7,828

JPMorgan Chase & Co.
1.068% due 05/30/2017	GBP	6,200	9,938
6.300% due 04/23/2019		$16,200	18,806
JPMorgan Chase Bank N.A.
0.767% due 05/31/2017	EUR	14,000	17,674
5.375% due 09/28/2016	GBP	2,000	3,469
KBC Bank NV
8.000% due 01/25/2023		$65,600	72,882
Korea Exchange Bank
3.125% due 06/26/2017		5,000	5,178
LBG Capital PLC
15.000% due 12/21/2019	GBP	7,100	16,344
15.000% due 12/21/2019	EUR	1,800	3,421
MassMutual Global Funding
2.350% due 04/09/2019 (f)		$21,600	21,648
Navient Corp.
5.050% due 11/14/2014		8,500	8,521
5.500% due 01/15/2019		1,900	1,943
6.250% due 01/25/2016		7,054	7,340
8.450% due 06/15/2018		8,550	9,640
Navient LLC
8.780% due 09/15/2016	MXN	65,600	4,955
Pacific Life Insurance Co.
9.250% due 06/15/2039		$5,000	7,794
Rabobank Group
6.875% due 03/19/2020	EUR	2,600	3,912
SAFG Retirement Services, Inc.
5.600% due 07/31/2097 (f)		$44,610	47,832
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		11,000	11,229
SLM Student Loan Trust
0.634% due 12/15/2033	EUR	44,577	55,177
0.758% due 07/25/2039		8,500	10,025
1.110% due 03/15/2038	GBP	29,146	44,179
5.150% due 12/15/2039		9,710	14,982
Springleaf Finance Corp.
6.900% due 12/15/2017		$1,400	1,491
Svensk Exportkredit AB
0.750% due 07/19/2015		200,000	199,932
Trafford Centre Finance Ltd.
0.758% due 07/28/2015	GBP	426	689
UBS AG
7.625% due 08/17/2022 (f)		$29,950	34,855
VTB Bank OJSC Via VTB Capital S.A.
6.465% due 03/04/2015		5,700	5,765

			1,121,652

INDUSTRIALS 7.8%
Aetna, Inc.
6.500% due 09/15/2018		1,510	1,762
Anadarko Petroleum Corp.
8.700% due 03/15/2019		7,500	9,444
Apple, Inc.
2.850% due 05/06/2021		20,500	20,580
BAT International Finance PLC
9.500% due 11/15/2018		11,465	14,680
Boston Scientific Corp.
2.650% due 10/01/2018		7,832	7,918
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		16,000	17,702
CVS Health Corp.
2.250% due 12/05/2018		1,600	1,608
Devon Energy Corp.
6.300% due 01/15/2019		1,023	1,184
DISH DBS Corp.
6.625% due 10/01/2014		10,566	10,566
7.125% due 02/01/2016		11,600	12,325
Enterprise Products Operating LLC
6.300% due 09/15/2017		11,715	13,293
Hampton Roads PPV LLC
6.621% due 06/15/2053		36,431	33,678
HCA, Inc.
7.190% due 11/15/2015		3,991	4,190
7.250% due 09/15/2020		7,800	8,209
Hospira, Inc.
6.050% due 03/30/2017		4,200	4,590
Hyundai Capital America
2.550% due 02/06/2019		7,590	7,659
McKesson Corp.
1.292% due 03/10/2017		7,000	6,979
Meccanica Holdings USA, Inc.
6.250% due 07/15/2019		6,900	7,453
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019		10,000	11,278

MGM Resorts International
10.000% due 11/01/2016		1,100	1,246
Mondelez International, Inc.
0.760% due 02/01/2019		1,825	1,826
2.250% due 02/01/2019		16,200	16,102
Petrofac Ltd.
3.400% due 10/10/2018		1,550	1,595
Southern Gas Networks PLC
0.846% due 10/21/2015	GBP	6,000	9,688
Total Capital International S.A.
0.803% due 08/10/2018		$1,100	1,112

			226,667

UTILITIES 2.5%
AT&T, Inc.
0.905% due 03/11/2019 (f)		14,622	14,747
2.375% due 11/27/2018 (f)		9,302	9,396
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		2,200	2,247
Plains All American Pipeline LP
6.500% due 05/01/2018		2,130	2,459
Telefonica Europe BV
6.500% due 09/18/2018 (d)	EUR	17,600	24,192
Verizon Communications, Inc. (f)
3.650% due 09/14/2018		$20,025	21,114

			74,155

Total Corporate Bonds & Notes (Cost $1,417,195)			1,422,474

MUNICIPAL BONDS & NOTES 1.5%
CALIFORNIA 0.9%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035		24,730	25,385
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		900	1,179

			26,564

FLORIDA 0.3%
Palm Beach County, Florida Revenue Bonds, Series 2013
5.250% due 11/01/2043		7,520	8,046
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2013
2.995% due 07/01/2020		2,265	2,275

			10,321

SOUTH DAKOTA 0.3%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
3.539% due 06/01/2022		8,000	7,921

Total Municipal Bonds & Notes (Cost $43,860)			44,806

U.S. GOVERNMENT AGENCIES 2.6%
Fannie Mae
0.000% due 12/25/2032 - 02/25/2040 (b)		8,881	8,240
0.749% due 08/25/2022 (a)		20,545	790
2.310% due 08/01/2022		100	98
2.343% due 09/01/2034		75	79
2.445% due 04/01/2036		47	51
2.500% due 03/25/2033		2	2
3.000% due 03/25/2033 - 04/25/2043		10	10
3.500% due 06/25/2042 - 05/25/2043		617	633
4.000% due 05/25/2041 - 07/01/2042		339	353
4.330% due 04/01/2021		191	211
4.496% due 09/25/2040 (a)		16,300	2,382
4.500% due 11/25/2035 - 08/25/2041		253	266
5.000% due 02/01/2033 - 07/25/2040		1,299	1,415
5.500% due 09/01/2026 - 08/01/2038		1,147	1,265
5.846% due 09/25/2042 (a)		125,828	27,857
6.000% due 05/25/2031 - 07/25/2037		154	172
6.266% due 04/25/2040 (a)		384	50
6.784% due 05/25/2042		498	489
7.046% due 05/25/2036 (a)		5,329	1,005
20.558% due 01/25/2036		1,890	2,399
23.326% due 07/25/2023		33	51
Fannie Mae Strips
0.000% due 07/25/2031 (b)		67	60
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)		2,441	2,097
2.241% due 10/01/2036		12	13
2.365% due 11/01/2023		2	2
2.480% due 07/01/2036		77	82

2.550% due 12/01/2031		211	227
3.000% due 01/15/2043 - 02/15/2043		8	8
3.500% due 12/15/2028 (a)		9,287	1,143
3.500% due 04/15/2041 - 04/15/2043		4	3
4.500% due 06/15/2027 - 08/15/2042		395	422
4.876% due 05/15/2041		7,330	6,969
5.000% due 03/01/2033 - 05/15/2042		825	892
5.000% due 08/15/2039 (a)		1,038	112
5.250% due 03/15/2032 - 04/15/2033		94	103
5.500% due 08/15/2033 - 09/01/2037		579	638
6.000% due 02/01/2033 - 08/01/2037		683	742
6.790% due 06/15/2042		3,032	2,605
9.593% due 01/15/2041		8,550	9,192
18.867% due 10/15/2023		438	611
19.240% due 05/15/2033		194	269
Ginnie Mae
3.500% due 12/20/2040		83	82
4.500% due 02/20/2038 - 12/20/2040		474	526
4.750% due 01/20/2035		32	33
5.000% due 10/20/2034 - 04/20/2041		178	212
5.500% due 02/17/2033 - 07/20/2037		84	95
5.947% due 12/20/2035 (a)		6,000	1,326

Total U.S. Government Agencies (Cost $79,520)			76,282

U.S. TREASURY OBLIGATIONS 19.4%
U.S. Treasury Bonds
3.125% due 08/15/2044 (f)		33,800	33,267
3.375% due 05/15/2044		32,600	33,664
U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2021 (f)		94,082	96,092
2.375% due 01/15/2025 (f)		41,963	49,222
U.S. Treasury Notes
2.375% due 08/15/2024 (f)		75,000	74,162
2.500% due 05/15/2024 (f)		281,600	281,897

Total U.S. Treasury Obligations (Cost $569,867)			568,304

MORTGAGE-BACKED SECURITIES 13.4%
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		354	366
Adjustable Rate Mortgage Trust
2.394% due 01/25/2035		475	479
2.695% due 07/25/2035		1,801	1,778
Aggregator of Loans Backed by Assets
2.813% due 12/16/2042	GBP	8,065	13,342
American Home Mortgage Investment Trust
1.832% due 09/25/2045		$66	65
2.332% due 02/25/2045		1,389	1,405
ASG Resecuritization Trust
2.069% due 03/26/2037		77	77
Banc of America Alternative Loan Trust
5.500% due 12/25/2018		18	18
6.000% due 03/25/2034		35	36
Banc of America Funding Trust
0.374% due 07/20/2036		38	36
0.404% due 05/20/2035		5,095	4,665
0.654% due 06/26/2035		707	678
2.631% due 05/25/2035		63	65
2.640% due 02/20/2036		341	341
2.851% due 12/20/2034		1,086	648
5.750% due 03/25/2036		2,327	2,308
5.750% due 07/20/2036		145	141
Banc of America Mortgage Trust
2.598% due 10/25/2034		1,654	1,659
2.679% due 02/25/2034		187	187
Banc of America Re-REMIC Trust
5.679% due 06/24/2050		5,665	6,114
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.891% due 07/10/2045		4,570	4,571
BCAP LLC Ltd.
4.476% due 01/27/2037		6,314	6,378
BCAP LLC Trust
2.568% due 11/26/2035		4,721	4,665
4.000% due 04/26/2037		3,440	3,516
4.573% due 07/26/2037		1,187	1,058
Bear Stearns Adjustable Rate Mortgage Trust
2.279% due 04/25/2034		13	13
2.369% due 02/25/2036		790	797
2.544% due 10/25/2034		289	263
2.595% due 01/25/2035		328	335
2.606% due 11/25/2034		92	89
2.815% due 04/25/2034		137	134
Bear Stearns ALT-A Trust
0.695% due 08/25/2035		807	761

0.795% due 04/25/2034		89	88
2.457% due 06/25/2034		424	421
Bella Vista Mortgage Trust
0.754% due 01/22/2045		578	544
Chase Mortgage Finance Trust
2.553% due 02/25/2037		455	439
Citigroup Mortgage Loan Trust, Inc.
0.395% due 11/25/2036		2,700	2,429
2.200% due 09/25/2035		316	318
2.280% due 09/25/2035		204	206
2.514% due 05/25/2035		62	62
2.564% due 08/25/2035		1,410	1,396
2.577% due 09/25/2034		170	172
2.622% due 03/25/2034		620	626
Countrywide Alternative Loan Trust
1.595% due 01/25/2036		4,815	4,522
6.000% due 11/25/2034		123	129
Countrywide Home Loan Mortgage Pass-Through Trust
0.655% due 06/25/2018		1,226	1,215
0.695% due 02/25/2035		68	65
0.695% due 03/25/2035		385	368
2.489% due 12/25/2033		1,584	1,567
Credit Suisse Commercial Mortgage Trust
5.448% due 01/15/2049		37	37
Credit Suisse First Boston Mortgage Securities Corp.
0.805% due 11/25/2031		59	52
2.188% due 06/25/2033		31	30
2.408% due 06/25/2034		272	270
2.700% due 11/25/2034		121	123
4.832% due 04/15/2037		2,000	2,025
5.500% due 12/25/2034		184	181
Credit Suisse Mortgage Capital Certificates
2.357% due 07/27/2037		55	55
2.578% due 10/27/2036		77	75
2.645% due 07/27/2036		123	125
2.698% due 04/26/2037		59	59
5.509% due 04/15/2047		200	210
6.000% due 05/27/2036		86	86
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.234% due 06/26/2035		661	669
First Horizon Alternative Mortgage Securities Trust
2.197% due 09/25/2034		298	294
2.247% due 04/25/2035		2,204	2,207
First Horizon Mortgage Pass-Through Trust
2.625% due 12/25/2034		966	974
4.880% due 06/25/2035		522	503
GMAC Commercial Mortgage Asset Corp.
6.107% due 08/10/2052		27,810	28,664
6.240% due 10/10/2041		24,168	25,356
GMAC Mortgage Corp. Loan Trust
2.919% due 08/19/2034		85	83
Granite Master Issuer PLC
0.294% due 12/20/2054		10	10
Great Hall Mortgages PLC
0.211% due 03/18/2039	EUR	533	646
0.364% due 06/18/2039		$5,704	5,485
0.697% due 03/18/2039	GBP	6,338	9,896
0.707% due 06/18/2039		37,706	58,434
0.717% due 06/18/2038		8,137	12,715
Greenwich Capital Commercial Funding Corp.
5.381% due 03/10/2039		$1,370	1,388
GS Mortgage Securities Trust
4.761% due 07/10/2039		10,603	10,716
GSMPS Mortgage Loan Trust
0.505% due 03/25/2035		2,520	2,223
GSR Mortgage Loan Trust
0.455% due 04/25/2032		266	210
0.485% due 12/25/2034		77	70
0.495% due 12/25/2034		152	140
0.595% due 05/25/2035		28	26
1.864% due 05/25/2034		151	141
2.216% due 06/25/2034		848	823
2.399% due 06/25/2034		13	12
2.515% due 09/25/2034		891	854
2.601% due 05/25/2035		83	77
2.648% due 04/25/2035		1,640	1,622
2.660% due 09/25/2035		381	385
2.814% due 12/25/2034		1,066	1,034
2.865% due 01/25/2035		320	318
HarborView Mortgage Loan Trust
2.168% due 06/19/2034		361	363
2.482% due 05/19/2033		151	152
2.742% due 01/19/2035		2,679	2,658
HomeBanc Mortgage Trust
0.485% due 10/25/2035		5,733	5,217

Homestar Mortgage Acceptance Corp.
0.795% due 03/25/2034		111	108
Impac CMB Trust
0.675% due 04/25/2035		352	327
0.795% due 10/25/2033		9	9
IndyMac Mortgage Loan Trust
0.465% due 10/25/2036		1,181	897
1.015% due 08/25/2034		102	91
2.374% due 08/25/2034		112	112
4.998% due 08/25/2036		534	535
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/12/2043		266	266
5.966% due 06/15/2049		44	44
JPMorgan Mortgage Trust
2.348% due 12/25/2034		505	515
2.502% due 08/25/2034		597	598
2.529% due 07/25/2035		651	653
2.583% due 07/25/2035		124	125
2.587% due 09/25/2035		293	292
5.500% due 04/25/2036		2,780	2,870
JPMorgan Resecuritization Trust
1.831% due 01/26/2037		57	57
2.564% due 08/27/2037		88	89
2.826% due 01/27/2047		54	55
5.002% due 11/26/2035		1,376	1,348
5.615% due 07/27/2037		86	84
6.000% due 02/27/2037		225	232
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		1,831	1,882
Leek Finance PLC
0.846% due 12/21/2037	GBP	1,478	2,513
Lehman XS Trust
0.425% due 12/25/2035		$3,533	3,204
1.115% due 11/25/2035		184	172
MASTR Adjustable Rate Mortgages Trust
2.021% due 09/25/2033		584	585
2.534% due 03/25/2035		6,479	6,534
5.118% due 11/25/2034		540	553
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.634% due 06/15/2030		140	138
Merrill Lynch Mortgage Investors Trust
0.365% due 02/25/2036		705	654
0.405% due 11/25/2035		349	334
0.615% due 04/25/2029		121	117
0.615% due 03/25/2030		100	99
0.655% due 05/25/2029		374	372
0.715% due 01/25/2030		298	287
1.155% due 10/25/2035		679	652
1.832% due 03/25/2033		122	122
2.007% due 05/25/2029		57	58
2.125% due 04/25/2035		2,880	2,772
2.127% due 02/25/2036		1,199	1,210
2.131% due 04/25/2029		579	578
5.473% due 05/25/2036		9,373	9,336
Morgan Stanley Capital Trust
5.439% due 02/12/2044		4,030	4,040
5.610% due 04/15/2049		220	221
5.773% due 04/12/2049		7,510	7,616
Morgan Stanley Dean Witter Capital, Inc. Trust
1.696% due 03/25/2033		618	591
Morgan Stanley Mortgage Loan Trust
0.425% due 09/25/2035		37	36
0.605% due 07/25/2034		195	192
4.250% due 01/25/2035		3,040	3,011
MortgageIT Trust
0.455% due 08/25/2035		392	375
RBSSP Resecuritization Trust
0.654% due 03/26/2036		371	362
Residential Accredit Loans, Inc. Trust
1.615% due 08/25/2035		3,062	2,720
2.294% due 04/25/2035		1,166	1,154
5.500% due 11/25/2034		6,694	6,806
Residential Asset Securitization Trust
0.705% due 08/25/2033		93	89
RMAC Securities PLC
0.713% due 06/12/2044	GBP	3,826	5,923
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$348	367
5.331% due 02/16/2044		342	364
5.336% due 05/16/2047		393	421
Sequoia Mortgage Trust
0.424% due 01/20/2035		87	84
0.454% due 12/20/2034		387	377
0.474% due 11/20/2034		112	108
0.577% due 02/20/2035		3,467	3,393
0.620% due 01/20/2035		4,992	4,690

0.660% due 11/20/2034		2,007	1,860
0.874% due 11/22/2024		10	11
0.920% due 07/20/2034		2,694	2,666
0.927% due 02/20/2034		2,500	2,506
0.977% due 08/20/2034		1,446	1,467
1.054% due 12/20/2032		2,534	2,541
2.639% due 04/20/2035		265	266
Structured Adjustable Rate Mortgage Loan Trust
0.555% due 06/25/2035		153	153
2.437% due 07/25/2034		295	298
2.463% due 04/25/2034		255	255
2.473% due 02/25/2034		49	49
2.504% due 03/25/2035		3,137	3,116
2.518% due 02/25/2035		1,867	1,783
2.519% due 03/25/2034		144	146
Structured Asset Mortgage Investments Trust
0.403% due 07/19/2035		921	863
0.483% due 10/19/2034		1,238	1,187
0.853% due 02/19/2035		173	164
0.993% due 02/19/2033		801	777
2.295% due 12/19/2034		2,356	2,387
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.218% due 01/25/2032		8	7
2.346% due 06/25/2033		50	51
2.358% due 01/25/2034		154	148
2.455% due 04/25/2033		45	46
2.809% due 11/25/2032		1,151	1,113
Structured Asset Securities Corp. Trust
5.500% due 05/25/2035		2,567	2,653
Thornburg Mortgage Securities Trust
0.695% due 03/25/2044		166	148
4.911% due 10/25/2046		9,232	9,455
5.404% due 07/25/2036		436	440
5.750% due 06/25/2047		5,483	5,378
Wachovia Bank Commercial Mortgage Trust
0.234% due 06/15/2020		1,325	1,319
0.329% due 06/15/2049		378	373
5.421% due 04/15/2047		637	638
5.928% due 06/15/2049		561	570
WaMu Mortgage Pass-Through Certificates Trust
0.425% due 07/25/2045		83	79
0.445% due 12/25/2045		70	66
0.465% due 01/25/2045		68	66
0.475% due 01/25/2045		714	693
0.475% due 07/25/2045		95	92
0.515% due 01/25/2045		660	610
0.575% due 06/25/2044		250	233
0.578% due 10/25/2044		1,266	1,236
1.283% due 11/25/2041		654	653
1.515% due 04/25/2044		59	58
1.623% due 11/25/2041		1,398	1,385
1.926% due 02/27/2034		111	110
2.359% due 12/25/2035		228	232
2.376% due 06/25/2034		216	221
2.396% due 01/25/2035		3,099	3,132
2.406% due 03/25/2035		283	284
2.431% due 10/25/2034		100	101
Wells Fargo Mortgage-Backed Securities Trust
2.490% due 01/25/2034		58	58
2.491% due 09/25/2033		179	182
2.491% due 12/25/2033		28	27
2.606% due 10/25/2035		443	448
2.614% due 03/25/2035		908	930
2.614% due 06/25/2035		471	477
2.615% due 01/25/2035		545	546
2.615% due 06/25/2035		46	47
5.594% due 04/25/2036		102	101
5.750% due 01/25/2036		338	355

Total Mortgage-Backed Securities (Cost $363,699)			390,923

ASSET-BACKED SECURITIES 5.6%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.205% due 10/25/2033		2,318	2,129
1.205% due 11/25/2034		8,606	8,151
Aquilae CLO PLC
0.546% due 01/17/2023	EUR	193	244
Asset-Backed Securities Corp. Home Equity Loan Trust
0.705% due 09/25/2034		$10	10
1.100% due 09/25/2034		5,055	4,694
Avoca CLO PLC
0.518% due 02/18/2022	EUR	323	408
Bear Stearns Asset-Backed Securities Trust
0.605% due 12/25/2042		$49	48
0.625% due 11/25/2035		4,925	4,427

0.655% due 01/25/2036		564	565
1.055% due 11/25/2039		45	44
1.955% due 03/25/2043		109	102
2.255% due 03/25/2035		5,000	4,674
Berica Asset-Backed Security SRL
0.382% due 12/31/2055	EUR	2,818	3,538
Chase Funding Trust
0.895% due 10/25/2032		$53	51
Clavos Euro CDO Ltd.
0.781% due 04/18/2023	EUR	2,195	2,773
Countrywide Asset-Backed Certificates
0.335% due 09/25/2036		$1,806	1,765
0.505% due 05/25/2046		2,242	2,148
0.755% due 08/25/2035		4,194	4,140
0.855% due 12/25/2033		71	68
0.935% due 11/25/2034		37	36
1.005% due 04/25/2035		2,260	2,140
Credit Suisse First Boston Mortgage Securities Corp.
0.905% due 10/25/2032		48	42
EFS Volunteer LLC
1.035% due 07/26/2027		780	787
Ellington Loan Acquisition Trust
1.055% due 05/28/2037		11,374	11,212
Equity One Mortgage Pass-Through Trust
4.860% due 08/25/2033		181	180
First Franklin Mortgage Loan Asset-Backed Certificates
0.980% due 05/25/2034		6,456	5,980
First Franklin Mortgage Loan Trust
0.875% due 03/25/2035		750	727
GSAA Home Equity Trust
0.425% due 06/25/2035		154	146
Hyde Park CDO BV
0.583% due 06/14/2022	EUR	4,093	5,149
JPMorgan Mortgage Acquisition Corp.
0.345% due 05/25/2035		$1,906	1,877
0.445% due 05/25/2035		3,397	3,093
Lehman XS Trust
0.435% due 08/25/2035		231	226
Long Beach Mortgage Loan Trust
1.055% due 06/25/2035		7,263	6,744
Magi Funding PLC
0.677% due 04/11/2021	EUR	77	96
MASTR Asset-Backed Securities Trust
0.785% due 03/25/2035		$3,183	3,086
Mid-State Capital Corp. Trust
5.745% due 01/15/2040		631	686
5.787% due 10/15/2040		102	108
6.005% due 08/15/2037		56	59
Mid-State Trust
6.340% due 10/15/2036		8,061	8,522
7.340% due 07/01/2035		21	23
Morgan Stanley ABS Capital, Inc. Trust
0.920% due 07/25/2035		7,400	6,788
1.010% due 03/25/2034		1,045	996
Nomura Home Equity Loan, Inc.
0.745% due 09/25/2035		7,752	6,287
North Carolina State Education Assistance Authority
0.684% due 10/26/2020		38	39
Option One Mortgage Loan Trust
0.995% due 02/25/2033		41	39
Option One Mortgage Loan Trust Asset-Backed Certificates
0.755% due 04/25/2033		65	60
Origen Manufactured Housing Contract Trust
6.480% due 01/15/2037		57	62
Park Place Securities, Inc.
0.575% due 05/25/2035		3,092	3,064
Residential Asset Mortgage Products Trust
0.315% due 12/25/2036		4,212	4,125
0.545% due 02/25/2036		3,786	3,464
Residential Asset Securities Corp. Trust
0.575% due 10/25/2035		2,200	1,855
0.585% due 10/25/2035		2,000	1,949
0.935% due 11/25/2034		83	83
Securitized Asset-Backed Receivables LLC Trust
0.445% due 12/25/2035		7,504	6,600
SLM Student Loan Trust
0.308% due 01/25/2041	EUR	10,000	11,615
0.348% due 01/25/2040		6,800	7,637
0.354% due 09/15/2021		133	168
0.634% due 12/15/2027		10,089	12,645
Soundview Home Loan Trust
0.950% due 04/25/2035		$2,562	2,427

Wood Street CLO BV
0.657% due 11/22/2021	EUR	1,084	1,362

Total Asset-Backed Securities (Cost $147,830)			162,163

SOVEREIGN ISSUES 6.1%
Autonomous Community of Andalusia
5.200% due 07/15/2019		8,000	11,856
Autonomous Community of Catalonia
1.445% due 10/22/2014	JPY	500,000	4,542
2.125% due 10/01/2014	CHF	1,700	1,781
2.750% due 03/24/2016		200	211
4.300% due 11/15/2016	EUR	900	1,204
4.750% due 06/04/2018		900	1,252
4.950% due 02/11/2020		25,020	35,429
Autonomous Community of Valencia
4.375% due 07/16/2015		600	780
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$1,200	1,233
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	22,000	8,516
Italy Government International Bond Strips
0.000% due 09/27/2015		$6,875	6,829
Mexico Government International Bond
3.500% due 12/14/2017 (c)	MXN	300,361	24,208
4.000% due 11/15/2040 (c)		33,661	2,681
4.000% due 11/08/2046 (c)		328,843	26,560
New Zealand Government Bond
3.000% due 09/20/2030 (c)	NZD	20,372	16,713
Province of British Columbia
2.650% due 09/22/2021 (f)		$10,000	10,168
Province of Quebec
2.625% due 02/13/2023 (f)		25,000	24,561

Total Sovereign Issues (Cost $181,175)			178,524

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Ally Financial, Inc.
7.000% due 10/30/2014 (d)		4,600	4,627

Total Preferred Securities (Cost $4,402)			4,627

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.0%
REPURCHASE AGREEMENTS (e) 11.9%			348,100

SLOVENIA TREASURY BILLS 0.1%
0.032% due 10/16/2014		EUR $ 3,300	4,169

Total Short-Term Instruments (Cost $352,564)			352,269

Total Investments in Securities (Cost $3,196,479)			3,236,309

Total Investments 110.7% (Cost $3,196,479)			$3,236,309
Financial Derivative Instruments (g)(h) 1.9% (Cost or Premiums, net $234)			54,417
Other Assets and Liabilities, net (12.6%)			(367,028)

Net Assets 100.0%			$2,923,698

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Principal only security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOM	0.000%	09/30/2014	10/01/2014	$50,000	U.S. Treasury Notes 2.625% due 04/30/2018	$(51,014)	$50,000	$50,000
BOS	0.000%	09/30/2014	10/01/2014	10,000	U.S. Treasury Notes 2.125% due 09/30/2021	(10,190)	10,000	10,000
BPG	0.000%	09/30/2014	10/01/2014	48,100	U.S. Treasury Notes 1.000% due 11/30/2019	(49,082)	48,100	48,100
NMO	0.000%	09/30/2014	10/01/2014	224,800	U.S. Treasury Bills 0.000% - 0.071% due 10/02/2014 - 08/20/2015	(166,037)	224,800	224,800
					U.S. Treasury Bonds 3.125% - 5.500% due 08/15/2028 - 02/15/2042	(21,022)
					U.S. Treasury Notes 0.250% - 1.250% due 02/29/2016 - 02/29/2020	(42,444)
TDM	0.000%	09/30/2014	10/01/2014	15,200	U.S. Treasury Bonds 4.500% due 08/15/2039	(393)	15,200	15,200
					U.S. Treasury Notes 1.000% due 05/31/2018	(15,122)

Total Repurchase Agreements						$(355,304)	$348,100	$348,100

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	0.270%	08/25/2014	10/03/2014	(49,496)	$(49,510)
	0.450%	10/06/2014	10/27/2014	(26,141)	(26,141)
	0.600%	10/06/2014	10/28/2014	(27,044)	(27,044)
BPG	0.340%	09/18/2014	10/20/2014	(42,306)	(42,311)
	0.340%	09/29/2014	10/20/2014	(15,097)	(15,097)
	0.340%	10/01/2014	10/20/2014	(24,068)	(24,068)
	0.340%	10/02/2014	10/20/2014	(14,047)	(14,047)
BRC	0.450%	09/29/2014	10/28/2014	(27,139)	(27,140)
	0.600%	09/29/2014	10/28/2014	(30,054)	(30,055)
GRE	0.170%	09/29/2014	10/14/2014	(145,176)	(145,177)
JPS	0.180%	09/25/2014	10/02/2014	(130,673)	(130,677)
MSC	0.250%	09/19/2014	10/20/2014	(27,672)	(27,674)
RDR	0.370%	09/29/2014	10/29/2014	(48,544)	(48,545)
	0.370%	10/06/2014	10/29/2014	(21,168)	(21,168)
SOG	0.220%	09/05/2014	10/01/2014	(44,690)	(44,697)
	0.220%	09/05/2014	10/03/2014	(24,682)	(24,686)
	0.220%	10/01/2014	10/03/2014	(10,149)	(10,149)
UBS	0.320%	09/19/2014	10/20/2014	(32,063)	(32,066)
	0.350%	09/19/2014	10/20/2014	(28,928)	(28,931)
	0.350%	10/03/2014	10/20/2014	(20,828)	(20,828)
	0.400%	09/29/2014	10/29/2014	(22,544)	(22,545)

Total Reverse Repurchase Agreements					$(812,556)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.090%	09/25/2014	10/02/2014	$(74,167)	$(74,173)
MSC	0.140%	09/25/2014	10/02/2014	(33,062)	(33,066)

Total Sale-Buyback Transactions					$(107,239)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2014 was $838,882 at a weighted average interest rate of 0.192%.
(3)	Payable for sale-buyback transactions includes $7 of deferred price drop on sale-buyback transactions.

Short Sales:

Counterparty	Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
MSC	Ginnie Mae	4.500%	10/16/2039	$476	$(528)	$(528)
	Ginnie Mae	5.000%	04/20/2041	179	(214)	(213)

Total Short Sales					$(742)	$(741)

(f)	Securities with an aggregate market value of $960,799 and cash of $702 have been pledged as collateral under the terms of master agreements as of September 30, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 10-Year Note December Futures	Long	12/2014	2,335	$59	$61	$(2)

Total Futures Contracts				$59	$61	$(2)

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2014	GBP	122,129		$202,490	$4,500	$0
	10/2014		$183,030	CAD	204,861	0	(176)
	10/2014		294,593	EUR	231,235	0	(2,532)
	11/2014	EUR	231,235		$294,655	2,532	0
	06/2015		20,880		28,389	1,955	0
	06/2015		$185	EUR	140	0	(8)
	06/2016	EUR	58,878		$80,612	5,210	0
	06/2016		$3,452	EUR	2,556	0	(179)
BPS	10/2014		16,419	NZD	20,771	0	(204)
	11/2014	NZD	20,771		$16,366	204	0
	11/2014		$218,317	EUR	171,199	222	(2,260)
	12/2014	MXN	465,251		$35,322	861	0
	12/2014		$35,373	MXN	473,117	0	(330)
	04/2015	BRL	229		$93	4	0
	06/2015	EUR	9,381		12,722	846	0
BRC	10/2014		85,414		112,542	4,659	0
	10/2014		$2,064	GBP	1,260	0	(22)
	11/2014		1,815	CHF	1,736	5	0
	12/2014		5,714	MXN	77,497	26	0
	06/2015	EUR	12,039		$16,356	1,115	0
	06/2015		$112,768	EUR	85,414	0	(4,633)
	06/2016	EUR	11,049		$15,193	1,037	0
CBK	10/2014	CAD	3,783		3,390	13	0
	10/2014	EUR	2,617		3,363	58	0
	11/2014	AUD	12,231		10,658	0	(26)
	11/2014		$5,813	GBP	3,588	2	0
	12/2014		7,718	MXN	101,020	0	(235)
	06/2015	EUR	10,388		$14,200	1,049	0
	06/2015		$4,024	EUR	3,042	0	(173)
DUB	12/2014	MXN	289,658		$21,422	0	(33)
	08/2015	EUR	13,000		17,424	951	0
	02/2016		57,270		77,068	4,092	0
	06/2016		6,201		8,490	550	0
	06/2016		$3,897	EUR	2,883	0	(205)
FBF	10/2014	JPY	7,577,500		$72,932	3,842	0
	04/2015	BRL	10,872		4,413	180	0
	06/2015	EUR	17,137		23,260	1,564	0
GLM	10/2014	CAD	252,709		228,211	2,648	0
	10/2014	EUR	168,646		222,611	9,603	0
	06/2015		$26,024	EUR	19,570	0	(1,248)
HUS	10/2014	NZD	20,771		$17,252	1,037	0
	11/2014	AUD	2,952		2,571	0	(7)
	04/2015	BRL	10,899		4,425	182	0
JPM	10/2014	EUR	13,000		17,132	713	0
	10/2014		$3,064	EUR	2,362	0	(81)
	10/2014		118,569	GBP	72,647	0	(797)
	10/2014		2,819	JPY	302,300	0	(63)
	11/2014	GBP	71,897		$117,319	797	0
	11/2014		$1,220	GBP	748	0	(8)
	08/2015		17,180	EUR	13,000	0	(707)
MSB	10/2014	GBP	30,944		$51,322	1,157	0
	10/2014	JPY	12,867,799		123,776	6,449	0
	10/2014		$45,850	EUR	36,080	0	(279)
	10/2014		128,803	GBP	79,166	0	(463)
	11/2014	EUR	36,080		$45,860	279	0
	11/2014	GBP	79,166		128,769	466	0
	06/2015	EUR	14,702		20,154	1,541	0
	06/2016		15,595		21,449	1,479	0
NAB	06/2015		23,639		32,095	2,167	0
	06/2016		33,844		46,470	3,121	0
	07/2016		17,634		23,922	1,303	0
RBC	02/2015	MXN	139,287		10,541	258	0
UAG	10/2014		$184,968	JPY	20,142,999	0	(1,307)
	11/2014	CHF	1,902		$2,105	112	0
	11/2014	JPY	20,142,999		185,012	1,311	0

Total Forward Foreign Currency Contracts						$70,100	$(15,976)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC USD versus JPY	JPY	99.000	09/30/2015	$5,400	$(44)	$(44)

Total Written Options						$(44)	$(44)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014 (2)	Notional Amount (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Mexico Government International Bond	1.000%	12/20/2019	0.880%	$22,000	$130	$0	$130	$0
JPM	Mexico Government International Bond	1.000%	12/20/2019	0.880%	25,000	148	0	148	0

Total Swap Agreements						$278	$0	$278	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$35,937	$0	$35,937
Corporate Bonds & Notes
Banking & Finance	0	1,121,652	0	1,121,652
Industrials	0	192,989	33,678	226,667
Utilities	0	74,155	0	74,155
Municipal Bonds & Notes
California	0	26,564	0	26,564
Florida	0	10,321	0	10,321
South Dakota	0	7,921	0	7,921
U.S. Government Agencies	0	76,282	0	76,282
U.S. Treasury Obligations	0	568,304	0	568,304
Mortgage-Backed Securities	0	319,746	71,177	390,923
Asset-Backed Securities	0	162,163	0	162,163
Sovereign Issues	0	178,524	0	178,524
Preferred Securities
Banking & Finance	0	4,627	0	4,627
Short-Term Instruments
Repurchase Agreements	0	348,100	0	348,100
Slovenia Treasury Bills	0	4,169	0	4,169

Total Investments	$0	$3,131,454	$104,855	$3,236,309

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(741)	$0	$(741)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	61	0	0	61
Over the counter	278	70,100	0	70,378
	$339	$70,100	$0	$70,439

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	0	0	(2)
Over the counter	0	(16,020)	0	(16,020)
	$(2)	$(16,020)	$0	$(16,022)

Totals	$337	$3,184,793	$104,855	$3,289,985

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2014:

Category and Subcategory	Beginning Balance at 06/30/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2014 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$6,874	$0	$(7,220)	$(20)	$325	$41	$0	$0	$0	$0
Industrials	32,655	0	0	3	0	1,020	0	0	33,678	1,020
Mortgage-Backed Securities	37,018	0	(310)	(4)	(4)	(301)	34,778	0	71,177	(298)

Totals	$76,547	$0	$(7,530)	$(21)	$321	$760	$34,778	$0	$104,855	$722

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	33,678	Benchmark Pricing	Base Price	91.81
Mortgage-Backed Securities	71,177	Benchmark Pricing	Base Price	98.86 - 107.92

Total	$104,855

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE Arca is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Manager. The Board has delegated responsibility for applying the valuation methods to the investment manager (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Manager pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager, PIMCO, the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Manager monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Manager determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1–Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2–Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3–Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2014, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2011-2013, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	$127,372	$85	$(87)	$(2)
PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund	13,247	11	(137)	(126)
PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund	106,200	452	(135)	317
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	65,589	1,560	(2,377)	(817)
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	1,423,134	8	(19,113)	(19,105)
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	83,354	63	(6,133)	(6,070)
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	126,985	0	(3,623)	(3,623)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	3,954,398	13,335	(86,436)	(73,101)
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	197,355	4,901	(770)	4,131
PIMCO Australia Bond Index Exchange-Traded Fund	21,379	0	0	0
PIMCO Canada Bond Index Exchange-Traded Fund	17,192	0	0	0
PIMCO Germany Bond Index Exchange-Traded Fund	3,011	0	0	0
PIMCO Build America Bond Exchange-Traded Fund	21,292	0	0	0
PIMCO Diversified Income Exchange-Traded Fund	43,439	376	(740)	(364)
PIMCO Enhanced Short Maturity Exchange-Traded Fund	3,782,324	10,033	(3,445)	6,588
PIMCO Foreign Currency Strategy Exchange-Traded Fund	21,040	1	(176)	(175)
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	133,734	897	(10,576)	(9,679)
PIMCO Intermediate Municipal Bond Exchange-Traded Fund	208,837	6,509	(147)	6,362
PIMCO Low Duration Exchange-Traded Fund	186,687	232	(852)	(620)
PIMCO Short Term Municipal Bond Exchange-Traded Fund	75,906	526	(62)	464
PIMCO Total Return Exchange-Traded Fund	3,196,537	75,292	(35,520)	39,772

3. RELATED PARTY TRANSACTIONS

Each Fund may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Portfolio and PIMCO Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund and PIMCO Money Market Fund are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2014, (amounts in thousands):

Fund Name	Market Value 06/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2014	Dividend Income
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$70,609	$70,678	$(69,648)	$0	$0	$71,639	$2

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	NAB	National Australia Bank Ltd.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MYR	Malaysian Ringgit
BRL	Brazilian Real	GBP	British Pound	NOK	Norwegian Krone
CAD	Canadian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	TRY	Turkish New Lira
COP	Colombian Peso	KRW	South Korean Won	USD (or $)	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index Abbreviations:
CDX.HY	Credit Derivatives Index-High Yield	CDX.IG	Credit Derivatives Index-Investment Grade

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	JSC	Joint Stock Company
ADR	American Depositary Receipt	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	PIK	Payment-in-Kind
BABs	Build America Bonds

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 25, 2014

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial Officer

Date:	November 25, 2014